UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-164118
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 13	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-04460
Amendment No. 197	☑
(Check appropriate box or boxes.)
Nationwide Provident VLI Separate Account 1

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Options
Individual Modified Premium Variable Life Insurance Policy
issued by
Nationwide Life Insurance Company
through its
Nationwide Provident VLI Separate Account 1
Service Center: P.O. Box 182928, Columbus, Ohio 43218-2928
Corporate Headquarters: One Nationwide Plaza, Columbus, Ohio 43215
Telephone: 1-800-688-5177
Fax: 1-888-677-7393
www.nationwide.com
Prospectus: May 1, 2020
This Prospectus describes an Individual Modified Premium Variable Life Insurance Policy (the "Policy") offered by Nationwide Life Insurance Company ("NLIC"), see Nationwide Life Insurance Company. The Policy has an insurance component and an investment component. The primary purposes of the Policy are to provide insurance coverage for the lifetime of the Insured and to lessen the economic loss resulting from the Insured's death. The Policy provides the policy owner (the "Owner") with flexibility as to premium payments subject to certain required premiums and the ability to choose among investment alternatives with different investment objectives.
The Policies were sold on a continuous basis until December 31, 2008, by licensed insurance agents in those states where the Policies could lawfully be sold. Beginning January 1, 2009, no new Policies will be sold, but agents may continue to accept additional premium on existing Policies.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the policy owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify policy owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Policies where the policy owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Policy owners may elect to receive all future shareholder reports in paper free of charge. To do so, policy owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the policy.
After certain deductions are made, Net Premiums are allocated to the Separate Account. The Separate Account is divided into subaccounts (the "Subaccounts"), which invest in shares of a designated corresponding investment portfolio ("Portfolio"). The investment options offered through this product are listed below (the "Funds"). For a complete list of the available Subaccount Portfolios, including Subaccounts available prior to the date of this prospectus, see Appendix B: Portfolio Information. The investment options listed below are available under this policy (the "Funds"). For more information refer to the Fund's prospectus.
•	Alger Small Cap Growth Portfolio: Class I-2 Shares
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class

•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class IV
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
The Owner bears the entire investment risk; there is no guaranteed minimum value.
The accompanying prospectuses for the Funds describe the investment objectives and the attendant risks of the Portfolios. The Policy Account Value will reflect monthly deductions and certain other fees and charges. Also, a surrender charge may be imposed if, during the first nine Policy Years the Policy lapses. Generally, the Policy will remain in force as long as the scheduled premium payments are made. If the "Special Premium Payment Provision" is in effect, the Owner will not have to pay the scheduled premiums to keep the Policy in force.
The Owner should consider the Policy in conjunction with other insurance he or she owns. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.
This prospectus must be accompanied or preceded by current prospectuses for the Funds. Please read this prospectus carefully and retain it for future reference. This prospectus contains all material rights and features of the Policy, including any material variations in the Policy, such as the availability of certain riders.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. You should read your Policy along with this prospectus.

Table of Contents (continued)

Policy Benefits/Risks Summary
The Policy is an Individual Modified Premium Variable Life Insurance Policy. The Policy is built around its Policy Account Value. The Policy Account Value will increase or decrease depending on the investment performance of the Subaccounts, the premiums the Owner pays, the Policy fees and charges NLIC deducts, and the effect of any Policy transactions (such as transfers, withdrawal of excess Policy Account Value, and loans). NLIC does not guarantee any minimum Policy Account Value. The Owner could lose some or all of his or her money.
This summary describes the Policy's benefits and risks. The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail. The Definitions at the end of the prospectus define certain words and phrases used in this prospectus.
Policy Benefits
The Death Benefit
As long as the Policy remains in force, NLIC will pay the Proceeds to the Beneficiary upon receipt of due proof of the death of the Insured. The Proceeds will consist of the Policy's Death Benefit, plus any additional benefits provided by a supplementary benefit rider, less any outstanding Policy loan and accrued interest, less any unpaid Monthly Deductions. So long as the required scheduled premiums are paid, the Death Benefit will not be less than the applicable Guaranteed Minimum Death Benefit.
The Death Benefit is the greatest of:
(1)	the applicable Guaranteed Minimum Death Benefit for the Policy;
(2)	the Face Amount of the Policy plus the amount by which the Policy Account Value on the date of death exceeds the appropriate Special Premium Payment Single Premium; or
(3)	the Policy Account Value on the date of death times the Death Benefit Factor for the Insured's sex (if applicable), Attained Age, and Premium Class.
The Policy Account Value and Death Benefit, to the extent the Death Benefit includes or is based on the Policy Account Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested and cumulative variable account and policy charges assessed by NLIC over the life of the policy.
There are two Death Benefit options under the Policy – the Basic Death Benefit Option and the Increasing Death Benefit Option (the Increasing Death Benefit Option is subject to certain availability restrictions). The applicable Guaranteed Minimum Death Benefit depends upon which Death Benefit the owner chooses. Under each of the Death Benefit options, the Guaranteed Minimum Death Benefit is as follows:
Basic Death Benefit Option:	the Face Amount of the Policy;
Increasing Death Benefit Option:	the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLIC as of the date of death.
The Owner chooses at the time of application one of the two Death Benefit options. NLIC will not issue the Policy until the Owner has elected a Death Benefit option. If the Policy is issued with the Basic Death Benefit Option, the Owner may change to the Increasing Death Benefit Option only during the first Policy Year. If the Increasing Death Benefit Option is chosen, the Owner may not change to the Basic Death Benefit Option. A change in Death Benefit option may have tax consequences.
Transfers
The Owner may transfer Policy Account Value between and among the Subaccounts. We charge $25 for the 5th and each additional transfer during a Policy Year. Transfers between and among the Subaccounts are made as of the date NLIC receives the request. NLIC requires a minimum amount of $100 for each such transfer (see Transfers of Policy Account Value). We may restrict the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

Loan Privilege
The Owner may obtain Policy loans in a minimum amount of $300 (or such lesser minimum as may be required in a particular state), unless used to pay a scheduled premium. Total Policy loans may not exceed (1) for Policy Years 1 through 3, 75% of the cash surrender value (Policy Account Value less any applicable Surrender Charge); and (2) for Policy Years 4 and thereafter, 90% of the cash surrender value. For Policies issued to Virginia residents, the policy loan available in all years will be 90% of the cash surrender value.
At the time of the application for the Policy, the Owner must elect one of two Policy loan interest rate options – either a fixed 8% rate per year or variable rate which will not exceed the greater of 5½% per year or the Corporate Monthly Bond Yield Average as published by Moody's Investors Service, Inc.
If interest is not paid when due, it will be added to the outstanding loan balance, beginning 23 days after the Policy Anniversary. NLIC transfers Policy Account Value in an amount equal to the loan to NLIC's General Account where it becomes collateral for the loan. The transfer is made pro-rata from each Subaccount. This collateral earns interest at an effective annual rate of 1.5% less than the annual rate then being charged for loans (see Loan Privilege).
Depending upon the investment performance of the Subaccounts, and the amounts borrowed, loans may cause a Policy to Lapse. Lapse of the Policy with outstanding loans may result in adverse tax consequences (see Tax Treatment of Policy Benefits).
Withdrawal of Excess Net Policy Account Value
If the cash surrender value (Policy Account Value less any applicable Surrender Charge) of the Policy exceeds an amount called the Withdrawal Single Premium (which is the Attained Age net single premium for the Face Amount of the Policy) the Owner may be able to withdraw such excess Policy Account Value out of the Policy, subject to certain conditions. A withdrawal will reduce the Death Benefit, but not below the Guaranteed Minimum Death Benefit (see Withdrawal of Excess Policy Account Value). A withdrawal may have tax consequences.
Surrender of the Policy
The Owner may at any time surrender the Policy and receive the entire Net Cash Surrender Value, see Surrender Privilege. A surrender may have tax consequences.
Accelerated Death Benefit
Under the Accelerated Death Benefit Rider ("ADB Rider"), an Owner may receive, at his or her request and upon approval by NLIC, accelerated payment of part of the Policy's Death Benefit if the Insured develops a Terminal Illness or is permanently confined to a Nursing Care Facility. NLIC will deduct an administrative charge from the accelerated death benefit at the time it is paid, see Accelerated Death Benefit. The Federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. The Owner should consult a tax advisor before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.
Personalized Illustrations
Owners will receive personalized illustrations that reflect their own particular circumstances. These illustrations may help Owners to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy. They also may help Owners compare the Policy to other life insurance policies. These illustrations also show the value of premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the premiums paid plus accumulated interest) if an Owner surrenders the Policy in the early Policy Years. Therefore, an Owner should not purchase the Policy as a short-term investment. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.
Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Policy Account Value in the early policy years could incur potentially substantial surrender charges. The Policy Account Value, and the Death Benefit to the extent the Death Benefit includes or is based on the Policy Account Value, will be dependent upon the investment performance of the policy owner’s investment allocations and the fees, expenses, and charges paid over the life of the policy. A policy owner may not earn sufficient returns from his or her selection of investment options to pay a policy’s periodic charges so that additional Premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value of the separate account, including payment of the Death Benefit, are subject to Nationwide’s claims paying ability.
Investment Risk
Because the Owner invests Policy Account Value in one or more Subaccounts, he or she will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease. In addition, NLIC deducts policy fees and charges from the Policy Account Value, which can significantly reduce the Policy Account Value. During times of poor investment performance, this deduction will have an even greater impact on the Policy Account Value. The Owner could lose everything he or she invests and the Policy could lapse without value, even if the Owner pays the scheduled premiums under the Policy.
Frequent transfers among the Subaccounts may dilute the value of Subaccount units, causing the Subaccount to incur higher transaction costs, and interfere with the Subaccount's ability to pursue its stated investment objective. This disruption to the Subaccount trading may result in lower investment performance and Policy Account Value. NLIC has instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions. While these procedures are expected to reduce the adverse effect of disruptive transfers, NLIC cannot assure that all risks have been eliminated.
Unfavorable Subaccount Investment Experience
The Subaccounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Subaccount charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional. The Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Owner intends to pay and when. The Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet the Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Risk of Increase in Current Fees and Charges
Certain fees and charges are currently assessed at less than their maximum levels. NLIC may increase these current charges in the future up to the guaranteed maximum levels. If fees and charges are increased, the Owner may need to increase the amount and/or frequency of premiums to keep the Policy in force.
Risk of Lapse
If the Owner does not pay a scheduled premium (after the first scheduled premium) by its due date, the Policy may enter a 61-day Grace Period, beginning from the payment due date. If the Special Premium Payment Provision is not in effect and the Automatic Premium Loan provision is not operative, the failure to pay a scheduled premium by the expiration of the Grace Period will cause the Policy to lapse as of the date the unpaid scheduled premium was due. The Policy generally will not lapse if: (1) scheduled premiums are paid on or before their due dates or within the Grace Period (even if the investment experience of the Subaccounts has been so unfavorable that there is no Policy Account Value); (2) the Special Premium Payment Provision is in effect (e.g., if the Policy Account Value exceeds a particular amount), so that the Owner is not required to pay scheduled premiums to keep the Policy in full force (see Special Premium Payment Provision); or (3) the Automatic Premium Loan provision is in effect, so that any scheduled premium that has not been paid by the end of the Grace Period will be paid by a Policy loan (see Automatic Premium Loan).

Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Withdrawal and Surrender Risks
The Surrender Charge under the Policy applies for nine Policy Years after the Policy Date. It is possible that the Owner will receive no Net Cash Surrender Value if the Policy is surrendered in the first few Policy Years. A prospective Owner should purchase the Policy only if he or she as the financial ability to keep it in force for a substantial period of time. A prospective Owner should not purchase the Policy if he or she intends to surrender all or part of the Policy Account Value in the near future. NLIC designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment. A surrender or withdrawal of excess Policy Account Value may have tax consequences.
Loan Risks
A Policy loan, whether or not repaid, will affect Policy Account Value over time because NLIC subtracts the amount of the loan from the Subaccounts as collateral and holds it in NLIC's General Account. This loan collateral does not participate in the investment performance of the Subaccounts. NLIC reduces the amount it pays on the death of the Insured by the amount of any outstanding Policy loans and accrued interest. A loan may have tax consequences. In addition, if a Policy which is not a Modified Endowment Contract is surrendered or lapses while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount received and taxed accordingly.
Portfolio Risks
A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Refer to the Portfolios' prospectuses for more information. There is no assurance that any Portfolio will achieve its stated investment objective.
Fee Table
The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Policy, surrenders the Policy, or transfers Policy Account Value among the Subaccounts.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Maximum Charge Imposed on Premiums (Premium Expense Charge):
Premium Tax Charge[1]	Upon receipt of each premium payment	0-4% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge), depending on the Insured's state of residence	2.50% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)
Sales Charge	Upon receipt of each premium payment	5.00% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)	5.00% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)
Premium Processing Charge	Upon receipt of each premium payment	$1.00 from each premium payment	$1.00 from each premium payment
Maximum Deferred Surrender Charge:
Contingent Deferred Sales Charge[2]	Upon surrender or lapse during the first nine Policy Years	During Policy Year 5, 9.00% of the lesser of: (1) the total premiums paid, less premium processing charges, to the date of surrender or lapse; or (2) the scheduled Base Premiums payable up to such date (or would have been payable up to such date if the Special Premium Payment Provision has been in effect)	During Policy Year 5, 9.00% of the lesser of: (1) the total premiums paid, less premium processing charges, to the date of surrender or lapse; or (2) the scheduled Base Premiums payable up to such date (or would have been payable up to such date if the Special Premium Payment Provision has been in effect)
Contingent Deferred Administrative Charge[3]	Upon surrender or lapse during the first nine Policy Years	During Policy Years 1-5, $5.00 per $1,000 of Face Amount	During Policy Years 1-5, $5.00 per $1,000 of Face Amount
Transfer Fees[4]	Upon Transfer	$25 per transfer	$25 per transfer
Accelerated Death Benefit Rider	Upon invoking this rider	$250	$100
The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance:[5] Minimum and Maximum Charge	On Policy Date and monthly on Policy Processing Day	$0.06 - $458.71 per $1,000 of Net Amount at Risk per month	$0.05 - $121.67 per $1,000 of Net amount at Risk per month

Periodic Charges
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Charge for a male Insured, Attained Age 45, in the nonsmoker Premium Class	On Policy Date and monthly on Policy Processing Day	$0.28 per $1,000 of Net Amount at Risk per month	$0.25 per $1,000 of Net Amount at Risk per month
First Year Policy Charge[6]	On Policy Date and monthly on Policy Processing Day	$5.00	$5.00
Monthly Administration Charge	On Policy Date and monthly on Policy Processing Day	$3.25 plus $0.015 per $1,000 of Face Amount	$3.25 plus $0.015 per $1,000 of Face Amount
Minimum Death Benefit Guarantee Charge[7]	On Policy Date and monthly on Policy Processing Day	$0.01 per $1,000 of the Guaranteed Minimum Death Benefit	$0.01 per $1,000 of the Guaranteed Minimum Death Benefit
Mortality and Expense Risk Charge	Daily	Annual rate 0.60% of the average daily net assets of each Subaccount in which the Owner is invested	Annual rate 0.60% of the average daily net assets of each Subaccount in which the Owner is invested
Loan Interest Charge[8]	On Policy Anniversary or earlier, as applicable[9]	Fixed annual rate of 8.00% or a variable loan interest rate equal to the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates	Fixed annual rate of 8.00% or a variable loan interest rate equal to the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates
The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is in force.
Periodic Charges For Riders
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Optional Charges[10]
Accidental Death Benefit Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment	Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount added to each scheduled premium payment	Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount added to each scheduled premium payment
	If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due	If the Special Premium Payment Provision is in effect, an annual rate of $0.80 - $3.60 per $1,000 of rider coverage amount	If the Special Premium Payment Provision is in effect, an annual rate of $0.80 - $3.60 per $1,000 of rider coverage amount
Charge for an Insured, Issue Age 32, assuming monthly scheduled premium payments and the Special Premium Payment Provision is not in effect	Payable with the scheduled premium payment	$0.91 per $1,000 of rider coverage amount added to each scheduled premium payment	$0.91 per $1,000 of rider coverage amount added to each scheduled premium payment

Periodic Charges For Riders
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Disability Waiver of Premium Benefit Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment	Annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment	Annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment
	If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due	If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount	If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount
Charge for an Insured, Issue Age 34, assuming monthly scheduled premium payments and the Special Premium Payment Provision is not in effect	Payable with the scheduled premium payment	$0.03 per $1,000 of Face Amount added to each scheduled premium payment	$0.03 per $1,000 of Face Amount added to each scheduled premium payment
Guaranteed Purchase Option Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment	Annual rate of $0.68 - $2.60 per $1,000 of rider coverage amount added to each scheduled premium payment	Annual rate of $0.68 - $2.60 per $1,000 of rider coverage amount added to each scheduled premium payment
	If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due	If the Special Premium Payment Provision is in effect, an annual rate of $0.63 - $2.40 per $1,000 of rider coverage amount	If the Special Premium Payment Provision is in effect, an annual rate of $0.63 - $2.40 per $1,000 of rider coverage amount
Charge for an Insured, Issue Age 0 assuming monthly scheduled premium payments, the Special Premium Payment Provision is not in effect and the Policy has the Disability Waiver of Premium Rider	Payable with the scheduled premium payment	$0.06 per $1,000 of rider coverage amount per month	$0.06 per $1,000 of rider coverage amount per month
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
1.	NLIC does not deduct a premium tax charge in jurisdictions that impose no premium tax.
2.	Beginning in the 6th Policy Year, the Contingent Deferred Sales Charge decreases each Policy Year to 0% after the 9th Policy Year.
3.	Beginning in the 6th Policy Year, the Contingent Deferred Administrative Charge decreases each Policy Year to $0 after the 9th Policy Year.
4.	NLIC does not assess a transfer charge for the first four transfers each Policy Year.
5.	Cost of Insurance Charges vary based on the Insured's Attained Age, sex, Premium Class, and Net Amount at Risk. The Cost of Insurance Charges shown in the table may not be typical of the charges the Owner will pay. The Policy's specifications page will indicate the guaranteed Cost of Insurance Charge applicable to the Policy, and more detailed information concerning the Owner's Cost of Insurance Charges is available on request from the Service Center. Also, before the Owner purchases the Policy, NLIC will provide the Owner with personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, scheduled premiums, and riders requested.
6.	NLIC only deducts the First Year Policy Charge on the first 12 Policy Processing Days.
7.	For a Policy with a Guaranteed Minimum Death Benefit of $50,000, the Minimum Death Benefit Guarantee Charge is $0.50 per month.
8.	The maximum guaranteed net cost of loans is 1.50% annually (after offsetting the interest NLIC guarantees it will credit on loaned amounts, which is equal to an annual rate of 1.50% below the 8.00% fixed interest rate or variable loan interest rate).

9.	While a policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, Policy termination, or the Insured's death.
10.	Charges for the Accidental Death Benefit, Disability Waiver of Premium Benefit, and Guaranteed Purchase Option Riders may vary based on the Insured's Issue Age, Premium Class, premium mode, Face Amount, and rider coverage amount. The rider charges shown in the table may not be typical of the charges the Owner will pay. The Policy's specifications page will indicate the rider charges applicable to the Owner's Policy, and more detailed information concerning these rider charges is available on request from the Service Center. Also, before the Owner purchases the Policy, NLIC will provide personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, scheduled premiums, and riders requested.
The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses, as of December 31, 2019, that an Owner will pay periodically during the time that he or she owns the Policy. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.26%	1.92%
The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios. Therefore, actual expenses could be lower. Refer to the Portfolio prospectuses for specific expense information.
The Policy
The Individual Modified Premium Variable Life Insurance Policy offered by this prospectus is issued by NLIC. The Policy is similar in many ways to a fixed benefit life insurance policy. This prospectus discloses all material provisions of the policy. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. As with a fixed-benefit life insurance policy, the Owner of a Policy makes premium payments in return for insurance coverage on the person insured. Also, like many fixed-benefit life insurance policies, the Policy will not lapse if scheduled premiums are paid and the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value that is payable if the Policy is surrendered during the Insured's lifetime. As with many fixed-benefit life insurance policies, the Net Cash Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premium payments made.
However, the Policy differs from a fixed-benefit life insurance policy in several important respects. Unlike a fixed-benefit life insurance policy, under the Policy, the Death Benefit may and the Policy Account Value will increase or decrease to reflect the investment performance of any Subaccounts to which Policy Account Value is allocated. There is no guaranteed minimum Net Cash Surrender Value. If scheduled premium payments are not made, then, after a Grace Period, the Policy will lapse without value, see Policy Duration. However, if the "Special Premium Payment Provision" is in effect, the Owner will not be required to pay scheduled premiums to keep the Policy in full force. Generally, this provision will take effect when the Policy Account Value exceeds a particular amount, see Special Premium Payment Provision. If a Policy lapses while loans are outstanding, certain amounts may become subject to income tax, see Federal Income Tax Considerations.
The Policy is called "modified premium" because while there is a fixed schedule for premium payments, the Owner may, subject to certain restrictions, make additional unscheduled payments.
The Policy is designed to provide lifetime insurance benefits and long-term investment of Policy Account Value. A prospective Owner should evaluate the Policy in conjunction with other insurance coverage that he or she may have, as well as their need for insurance and the Policy's long-term investment potential. It may not be advantageous to replace existing insurance coverage with the Policy. In particular, replacement should carefully be considered if the decision to replace existing coverage is based solely on a comparison of policy illustrations.
This Policy is issued for Insureds with Issue Ages of 0 through 85. The benefits described in the Policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval. We reserve the right to reject any application for any reason permitted by law. Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time. The minimum Face Amount is $50,000. We reserve the right to modify the minimum Face Amount on a prospective basis to newly issued policies at any time. NLIC offers other variable life insurance policies that have different Death Benefits, policy features, and optional programs. However, these other policies also have different charges that would affect the Owner's Subaccount performance and Policy Account Value. To obtain more information about these other policies, contact NLIC Service Center or the Owner's agent.
To the extent permitted by law, Policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors, except as may be provided by assignment.
It is important to remember that the portion of any amounts allocated to our general account and any guaranteed benefits we may provide under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.
Any money NLIC pays, or that is paid to NLIC, must in the currency of the United State of America.
In order to comply with the USA Patriot Act, and rules promulgated thereunder, NLIC has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
NLIC’s businesses are highly dependent upon its computer systems and those of its business partners. This makes NLIC potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by NLIC, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede NLIC’s ability to electronically interact with service providers. Cyber-attacks affecting NLIC, the underlying mutual funds, intermediaries, and other service providers may adversely affect NLIC and Policy Account Values. In connection with any such cyber-attacks, NLIC and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although NLIC undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that NLIC, its service providers, or the underlying mutual funds will avoid losses affecting the Policy due to cyber-attacks or information security breaches in the future.
In the event that Policy Account Values are adversely affected as a result of the failure of NLIC’s cybersecurity controls, NLIC will take reasonable steps to restore Policy Account Values to the levels that they would have been had the cyber-attack not occurred. NLIC will not, however, be responsible for any adverse impact to Policy Account Values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
The Company, Separate Account and Funds
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Before January 1, 2010, the Policies were issued by Nationwide Life Insurance Company of America ("NLICA"), at that time a wholly owned subsidiary of Nationwide Financial Services, Inc. ("NFS"), a holding company. NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company ("PMLIC"). On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to

NLICA, and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization. Also, as a part of the sponsored demutualization, the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1 (the "Separate Account").
The Separate Account
The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies NLIC may issue. The Separate Account was originally established under Delaware law. Upon closure of the merger of NLICA into NLIC on December 31, 2009, the Separate Account became subject to, and will be operated in compliance with, Ohio law.
The assets of the Separate Account are owned by NLIC. However, these assets are held separate from other assets and are not part of NLIC's General Account. NLIC is obligated to pay all benefits under the Policies. The portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account are not chargeable with liabilities arising out of any other business that NLIC may conduct. NLIC may transfer to its General Account any assets of the Separate Account that exceed the reserves and Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Policy Account Value allocated to the Separate Account under the Policies). The income, gains and losses, realized or unrealized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of NLIC. NLIC may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges.
The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust type of investment company. Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC. The Separate Account meets the definition of a "Separate Account" under federal securities laws. The Separate Account has Subaccounts which each invest exclusively in Portfolios of mutual funds. NLIC reserves the right to make structural and operational changes affecting the Separate Account, see Addition, Deletion, or Substitution of Investments.
NLIC does not guarantee any money that the Owner places in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio. The Owner could lose some or all of his or her money.
The Funds
Each of the Funds offered in this Policy is registered with the SEC under the 1940 Act as an open-end management investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios. The assets of each Portfolio are separate from the assets of other portfolios of that Fund and each Portfolio has separate investment objectives and policies. Some of the Funds may, in the future, create additional Portfolios. The investment experience of each Subaccount depends on the investment performance of its corresponding Portfolio. For more detail about each Portfolio, refer to each Portfolio's prospectus and/or Appendix B: Portfolio Information.
These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment advisor or manager. Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. There can be no assurance, and NLIC makes no representation, that the investment performance of any of the Portfolios available under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment advisor or manager, the same investment objectives and policies, and a very similar name.
Additional Information about the Funds and Portfolios
No one can assure that any Portfolio will achieve its stated objectives and policies.

More detailed information concerning the investment objectives, policies and restrictions of the Portfolios, the expenses of the Portfolios, the risks attendant to investing in the Portfolios and other aspects of the Funds' operations can be found in the current prospectus for each Fund and the current Statement of Additional Information for the Funds. The Funds' prospectuses should be read carefully and kept for future reference before any decision is made concerning the allocation of Net Premium or transfers of Policy Account Value among the Subaccounts.
NLIC (or an affiliate) may receive compensation from a Fund or its investment advisor or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by NLIC (or an affiliate). These percentages differ, and some Funds, advisors, or distributors (or affiliates) may pay NLIC (or an affiliate) more than others. NLIC also may receive 12b-1 fees.
Addition, Deletion, or Substitution of Investments
Where permitted by applicable law, NLIC reserves the right to make certain changes to the structure and operation of the Separate Account without the Owner's consent, including, among others, the right to:
(1)	remove, combine, or add Subaccounts and make the new Subaccounts available to the Owner at NLIC's discretion;
(2)	substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at NLIC's discretion;
(3)	substitute or close Subaccounts to allocations of premiums or Policy Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in NLIC's discretion;
(4)	transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;
(5)	combine the Separate Account with other separate accounts, and/or create new separate accounts;
(6)	deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and
(7)	modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.
The particular Portfolios available under the Policies may change from time to time. Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment. New Portfolios or new share classes of currently available Portfolios may be added. Policy Owners will receive notice of any such changes that affect their Policy.
The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. NLIC will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. NLIC will notify the Owner of any changes.
Substitution of Securities
NLIC may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.
Deregistration of the Separate Account
NLIC may deregister Nationwide Provident VLI Separate Account 1 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC. All policy owners will be notified in the event NLIC deregisters Nationwide Provident VLI Separate Account 1.
Detailed Description of Policy Provisions
Death Benefit
General
As long as the Policy remains in force, the Proceeds of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the Beneficiary in accordance with the designated Death Benefit option. The Proceeds will be determined as of the date of the Insured's death and will be equal to:
(1)	the Death Benefit; plus
(2)	any additional benefits due under a supplementary benefit rider attached to the Policy; minus
(3)	any loan and accrued loan interest on the Policy; minus
(4)	any overdue deductions if the death of the Insured occurs during the Grace Period.
The Proceeds may be paid in cash or under one of the Settlement Options set forth in the Policy.
Death Benefit Options
The Policy provides two Death Benefit options.
•	under the Basic Death Benefit Option, the Death Benefit is equal to the greatest of: (1) the Face Amount of the Policy; (2) the Face Amount of the Policy plus the amount by which the Policy Account Value of the Policy on the date of death exceeds the appropriate 7½% Special Premium Payment Single Premium; or (3) the Policy Account Value of the Policy on the date of death times the Death Benefit Factor shown in the Policy for the Insured's sex (if applicable), Attained Age and Premium Class.
•	under the Increasing Death Benefit Option, the Death Benefit is equal to the greatest of: (1) the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLIC as of the date of death; (2) the Face Amount of the Policy plus the amount by which the Policy Account Value of the Policy on the date of death exceeds the appropriate 7½% Special Premium Payment Single Premium; or (3) the Policy Account Value of the Policy on the date of death times the Death Benefit Factor shown in the Policy for the Insured's sex (if applicable), Attained Age and Premium Class.
The Death Benefit is increased by the portion of any scheduled premium payment which applies to a period of time beyond the date of death. The amount payable is reduced by any policy loans and accrued interest and, if the Insured dies during the Grace Period, by that part of any required but unpaid scheduled premium which applies to a period prior to the date of death. The amount remaining after these adjustments is the Proceeds at death paid to the Beneficiary at the Insured's death.
Availability of Death Benefit Options
The Death Benefit option is chosen by the Owner at the time of application for the Policy. If the Policy is issued with the Basic Death Benefit, the Owner may change to the Increasing Death Benefit only during the first Policy Year. Once the Increasing Death Benefit has been chosen, the Owner may not subsequently change to the Basic Death Benefit. Changing the Death Benefit option may result in a change in Face Amount, and may have adverse tax consequences. A tax advisor should be consulted before changing the Death Benefit option.
The Guaranteed Minimum
As long as required scheduled premiums are paid, the Death Benefit is guaranteed never to be less than the applicable Guaranteed Minimum Death Benefit for the Policy. For a Policy with the Basic Death Benefit, the Guaranteed Minimum Death Benefit is equal to the Face Amount of the Policy. For a Policy with the Increasing Death Benefit, the Guaranteed Minimum Death Benefit is equal to the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLIC as of the date of death.

How the Death Benefit May Vary
For purposes of determining the Cost of Insurance Charge, the Death Benefit is determined on each Policy Processing Day based on the Policy Account Value of the Policy (see How the Policy Account Value May Vary). The Death Benefit will be adjusted to the date of death. The Death Benefit and the Proceeds payable at the Insured's death, therefore, depend on the Policy Account Value of the Policy when the Insured dies. Favorable investment experience and premium payments in excess of scheduled premiums may result in an increase in the Death Benefit. Unfavorable investment experience may result in decreases in the Death Benefit, but never less than the Face Amount of the Policy. The Death Benefit will also vary depending upon whether the Basic Death Benefit or the Increasing Death Benefit applies.
Accelerated Death Benefit
Under the Accelerated Death Benefit Rider, the Owner may receive an accelerated payment of part of the Policy's Death Benefit when: (1) the Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or (2) the Insured has been confined to a Nursing Care Facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.
There is no additional periodic charge for this rider. However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid. The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. The Owner should consult a tax advisor before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Account Value
The Policy Account Value is not guaranteed. Unless there is an outstanding policy loan, the total Policy Account Value of the Policy at any time is the sum of the Policy Account Values of the Subaccounts. If there is an outstanding loan, the total Policy Account Value equals the Policy Account Value in the General Account attributable to the loan plus the Policy Account Values of the Separate Account.
As described below, the Policy Account Value of each Subaccount may increase or decrease daily depending on the investment experience of the Subaccounts, the deduction of charges from the Policy Account Value, and any other transactions (e.g., transfers, withdrawals, and loans). Although the Policy offers the possibility of Policy Account Value appreciation, there is no assurance that such will occur. It is also possible, due to poor investment experience, for the Policy Account Value to decline to 0. NLIC does not guarantee a minimum Policy Account Value. Therefore, the Owner bears all the investment risk on the Policy Account Value.
How the Policy Account Value May Vary
The Policy Account Value of each Subaccount on the Policy Date is the portion of the Net Premium allocated to that Subaccount reduced by the portion of the Monthly Deduction on the first Policy Processing Day allocated to that Subaccount. Thereafter, the Policy Account Value of each Subaccount changes on each Valuation Day.
The Policy Account Value of each Subaccount reflects a number of factors, including the investment performance of the Portfolio, the receipt of scheduled and unscheduled premium payments, transfers from and to other Subaccounts, transfers to and from the General Account for a policy loan and repayment, any withdrawal of excess Policy Account

Value, the Monthly Deductions from Policy Account Value, and the daily charges against the Subaccounts. For a Policy having the Increasing Death Benefit where unscheduled premiums are paid, the Policy Account Value may be slightly lower than that of the same Policy having the Basic Death Benefit.
Net Investment Factor
Each Subaccount has its own net investment factor. The net investment factor measures the investment performance of a Subaccount from one Valuation Day to the next. The factor increases to reflect investment income and capital gains, realized and unrealized, for the securities of the underlying Portfolio. The factor decreases to reflect any capital losses, realized and unrealized, for the securities of the underlying Portfolio.
The asset charge for mortality and expense risks is deducted in determining the applicable net investment factor.
A description of how the net investment factor is determined and how it is reflected in the Policy Account Value of the Policy is set forth in Appendix A: Calculation of Net Investment Factor and Policy Account Value of the Policy.
Payment and Allocation of Premiums
Scheduled Premiums
Scheduled premiums are payable during the Insured's lifetime on an annual basis or, if elected, more frequently. If the Owner submits a premium payment to his or her agent, NLIC will not begin processing the premium until NLIC receives it from the agent's broker-dealer. The scheduled premium is a level amount that does not change until the Premium Change Date (see Premium Change Date). If all required scheduled premiums are paid when due, the Policy will not lapse, even if adverse investment experience results in no Policy Account Value. If the Special Premium Payment Provision is in effect, scheduled premiums do not have to be paid for the Policy to stay in full force (see Special Premium Payment Provision). If that provision is not in effect, scheduled premiums must be paid to keep the Policy in full force (see Grace Period for Payment of Scheduled Premiums).
Amount of Scheduled Premiums
The amount of scheduled premiums depends on the Face Amount of the Policy, the age of the Insured, the Insured's sex and Premium Class and the frequency of premium payments. The amount of scheduled premiums payable on Policies issued in states which require "unisex" policies, currently Montana, or in conjunction with employee benefit plans depends on all of the preceding factors except for the sex of the Insured.
For purposes of calculating premium rates, there are three groupings or "bands" of Face Amount. Each band has a different set of premium rates per $1,000 of Face Amount. The bands are: $50,000 - 99,999; $100,000 - 249,999; $250,000 and over. Generally, the premium rates per $1,000 of Face Amount will be lower for Policies in a higher Face Amount band. Premiums generally are higher for Policies issued for older Insureds. Premiums also are generally higher for male Insureds than comparable female Insureds. The Premium Classes available are Standard, Non-Smoker, Non-Smoker with Extra-Premium, and Extra-Premium. Lower premiums are charged to non-smokers who are at least 22 years of age (21 years of age for Policies issued to residents of Texas). Since there is no Non-Smoker class for Insureds under the age of 22, shortly before an Insured attains age 22, NLIC may notify the Insured about possible classification as a Non-Smoker. If the Insured does not qualify for the Non-Smoker class or does not respond to the notification, the Insured's Premium Class will remain Standard and the monthly deduction for cost of insurance will be based on Smoker mortality tables (see Cost of Insurance). If the Insured does respond to the notification and qualifies as a Non-Smoker, the scheduled premium for the Policy will be reduced and the monthly deduction for cost of insurance will be based on Non-Smoker mortality tables. Additional premiums are charged for a Policy with an extra-premium class and for any supplementary insurance benefits. In certain situations, such as term conversions, where less than normal underwriting expenses are incurred, NLIC may allow a credit toward the first scheduled premium.
Representative annual Base Premium amounts payable from the Policy Date until the Premium Change Date for Non-Smoker and Standard Premium Classes are shown in the following table:
	$50,000 Face Amount		$100,000 Face Amount
	Non-Smoker	Standard	Non-Smoker	Standard
Male, Issue Age 25	395.50	503.50	765.00	982.00
Female, Issue Age 35	508.50	594.00	991.00	1,163.00
Male, Issue Age 45	905.00	1,216.00	1,783.00	2,405.00
Female, Issue Age 55	1,236.50	1,442.00	2,445.00	2,856.00

Premiums are payable on an annual, semi-annual or quarterly basis. Premiums are payable monthly under the Automatic Payment Plan where the Owner authorizes NLIC to withdraw premiums from the Owner's checking account each month. If premiums are payable under the Automatic Payment Plan and such plan is terminated, the premium payment frequency will be changed to quarterly. The Owner may make deposits into a Premium Deposit Fund Account (PDF Account). If the Owner has a PDF Account, NLIC will automatically apply the amount in such account toward payment of the scheduled premium due on the premium due date. Any amounts held in a PDF Account earn interest at a fixed rate which will be declared by NLIC from time to time.
If scheduled premiums are paid more often than annually, the aggregate yearly premium will be higher. Although it is not guaranteed that Owners who pay premiums annually and those who pay more frequently than annually will achieve the same Policy Account Values, the higher premium for those who pay premiums more frequently is intended to decrease the likelihood that the Policy Account Values for such Owners will be significantly different than those of annual payors.
Since NLIC deducts a premium processing charge of $1.00 from each premium payment, Policies for which premiums are paid more frequently than annually will incur higher aggregate premium processing charges than Policies with premiums paid annually (see Premium Processing Charge).
The following table compares annual and monthly premiums for Insureds who are in the Non-Smoker Premium Class. Note that in these examples the sum of 12 monthly premiums for a particular Policy is approximately 106% of the annual premium for the Policy.
	$50,000 Face Amount		$100,000 Face Amount
	Monthly	Annual	Monthly	Annual
Male, Issue Age 25	34.80	395.50	67.32	765.00
Female, Issue Age 35	44.75	508.50	87.21	991.00
Male, Issue Age 45	79.64	905.00	156.90	1,783.00
Female, Issue Age 55	108.81	1,236.50	215.16	2,445.00
Unscheduled Premiums
The Owner may make unscheduled premium payments at any time, subject to certain minimum and maximum limitations. The minimum unscheduled premium payment is $25. The maximum unscheduled premium which NLIC will accept in any Policy Year, without prior approval, is a multiple of the scheduled annual Base Premium, based on the Attained Age of the Insured, as shown in the following table.
Attained Age	Multiple of Scheduled Base Premium
0-59	10
60-65	8
66-70	6
71-75	5
76-80	4
81-85	3
86+	2
The Owner may plan to pay on a regular basis a premium amount in excess of the scheduled premium. NLIC will show this additional amount as payable on the premium notice. However, only the required scheduled premium shown on such notice must be paid to keep the Policy in full force.
The Policy Account Value of the Policy will immediately increase as of the date an unscheduled premium payment is received. This will increase the likelihood that the Special Premium Payment Provision will go into effect earlier than it otherwise would. If unscheduled premium payments are made, the Special Premium Payment Provision may go into effect slightly later for a Policy with the Increasing Death Benefit than it would for the same Policy with the Basic Death Benefit. Of course, the Policy Account Value may subsequently increase or decrease depending upon the investment experience of the Subaccounts to which the net unscheduled premium is allocated. Depending upon the circumstances, the Death Benefit may or may not increase when an unscheduled premium payment is received. If the Special Premium Payment Provision has been in effect and scheduled premiums have been skipped, then payment of unscheduled premiums increases the total premiums paid and therefore can increase the amount of the Surrender Charge.

Premium Change Date
Each Policy sets forth a scheduled premium amount payable on the Policy Date and on each subsequent premium due date until the Premium Change Date. Each Policy also sets forth a higher premium amount payable on and after the Premium Change Date. The Premium Change Date is the Policy Anniversary nearest the Insured's Attained Age 70 or the 15th Policy Year, if later. Because of the premium change feature, the scheduled premiums payable before the Premium Change Date are lower than would otherwise be available and NLIC is able to provide a Guaranteed Minimum Death Benefit, as long as scheduled premiums are paid when due.
The higher premium amount specified in the Policy which is payable beginning on the Premium Change Date is based on the following assumptions:
(1)	no unscheduled premium payments are made;
(2)	maximum Cost of Insurance Charges are deducted in all Policy Years; and
(3)	the net rate of return for the chosen Subaccount is 4½%.
Two months prior to the Premium Change Date, NLIC will recompute the scheduled premium amount payable on and after such date, assuming all scheduled premiums due before the Premium Change Date are paid. If the Owner has made unscheduled premium payments, if the Cost of Insurance Charges deducted are less than the maximum charges, if the chosen Subaccount has a net rate of return greater than 4½%, or if any appropriate combination of these factors occurs, the amount of scheduled premiums payable on and after the Premium Change Date will usually be less than the premium amount payable on and after such date as shown in the Policy; in no event will the premium be greater than that shown in the Policy. If unscheduled premium payments are made, for a Policy with the Increasing Death Benefit, the premium payable on and after the Premium Change Date may be slightly higher than it would be for the same Policy with the Basic Death Benefit.
Special Premium Payment Provision
If the Special Premium Payment Provision is in effect, the Owner will not be required to pay scheduled premiums to keep the Policy in full force. Generally, this provision will take effect when the Policy Account Value exceeds a particular amount as described in more detail below.
The Special Premium Payment Provision operates on an annual basis. NLIC will notify the Owner if this provision goes into effect and each year that it stays in effect. To determine whether this provision will take effect for a Policy Year, NLIC will calculate whether the Policy Account Value on the Policy Processing Day two months before each Policy Anniversary, plus any scheduled but unpaid premiums due before the Policy Anniversary, exceeds an amount called the Special Premium Payment Single Premium. This is an amount which if paid as one sum, and given certain assumptions, which are described in the following paragraph, would be sufficient to purchase a single premium life insurance policy at the Insured's Attained Age with a face amount equal to the Policy's Face Amount. If the Policy Account Value exceeds this amount and if the required scheduled premiums due before the Policy Anniversary are paid, then the Special Premium Payment Provision goes into effect on that Policy Anniversary and remains in effect for one year. The Policy will remain in force for that year, regardless of whether the Owner makes premium payments or the Policy Account Value remains greater than the Special Premium Payment Single Premium (the "SPPSP"). If any premium payments are paid while the Special Premium Payment Provision is in effect, they will be considered unscheduled premium payments. Therefore, any premiums for supplemental benefits and extra-premium class will not be deducted from such premium payments. Instead, while the Special Premium Payment Provision is in effect, a portion of the premiums for supplemental benefits and extra-premium class will be deducted from the Policy Account Value at the premium frequency in effect (see Supplementary Benefit Charge).
The assumptions on which the SPPSP is based are:
(1)	current cost of insurance rates;
(2)	expense charges described herein;
(3)	a Death Benefit equal to the applicable Guaranteed Minimum Death Benefit for the Policy;
(4)	an amount sufficient to cover the cost of any supplementary benefits and extra-premium class; and
(5)	an assumed interest rate.

The assumed interest rate is 7.5% if the Special Premium Payment Provision was not in effect for the prior Policy Year, and is 9% if the provision was in effect for the prior Policy Year. Since the 7.5% assumed interest rate results in a higher SPPSP than when the 9% assumed interest rate is used, it is possible for the provision to stay in effect when the factors affecting Policy Account Value are less favorable than necessary initially to trigger the provision.
Since the effectiveness of the Special Premium Payment Provision depends on the amount of Policy Account Value, it depends upon all the factors that affect Policy Account Value, such as the investment experience, the amount and frequency of unscheduled premium payments, and the level of actual cost of insurance and other charges. Greater investment performance, payment of unscheduled premiums, and lower cost of insurance and other charges will each tend to increase the likelihood that the provision will go into effect. The provision also depends on the relationship between the Policy Account Value and the SPPSP, and the SPPSP increases with the Insured's Attained Age. Therefore, for older Insureds the Policy Account Value must be correspondingly higher to trigger this provision.
The time that the Special Premium Payment Provision goes into effect may also depend upon whether the Policy has the Basic or Increasing Death Benefit Option. Assuming that unscheduled premium payments have been made, for a Policy with the Increasing Death Benefit, the Policy Account Value may be slightly lower and the SPPSP higher than for the same Policy with the Basic Death Benefit. Therefore, where unscheduled premium payments have been made, the Special Premium Payment Provision may go into effect later for a Policy with the Increasing Death Benefit than it would for the same Policy with the Basic Death Benefit.
For Policies issued to residents of New York State, the determination of whether the Special Premium Payment Provision will take effect is based on whether the Policy Account Value exceeds the greater of the SPPSP and the Special Premium Payment Tabular Value (the SPPTV).
For a Policy with the Basic Death Benefit, the SPPTV is calculated like the Policy Account Value of the Policy except that it is based on the following assumptions:
(1)	guaranteed (maximum) cost of insurance rates;
(2)	expense charges described herein;
(3)	a net investment return of 4½%;
(4)	payment of all scheduled premiums when due; and
(5)	no unscheduled premium payments or policy loans.
Because these assumptions are more conservative than the assumptions used to calculate the SPPSP, for New York Policies it is somewhat less likely, under certain circumstances, that the Special Premium Payment Provision will go into effect as early as it will for other Policies and New York Policies may require a higher net rate of return in order for the Special Premium Payment Provision to remain in effect for a subsequent year.
Automatic Premium Loan
The Owner may elect the Automatic Premium Loan (APL) provision in the Application for the Policy or by written request after the Policy is issued. The APL provision will be operative only when premiums are payable other than monthly. If the APL provision is operative, any scheduled premium which has not been paid by the end of the Grace Period will be paid by a policy loan within seven days after the end of such Grace Period, provided the Policy has sufficient loan value and the Special Premium Payment Provision is not in effect. The interest rate charged under the APL provision is the same as that charged for any other Policy loan (see Loan Privilege).
Premium Limitations
The Code provides for exclusion of the Death Benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a Policy exceed such limits. NLIC has established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits. If a premium is paid which would result in total premiums exceeding such limits, NLIC will accept only that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy. NLIC will notify the Owner of available options with regard to the excess premium. If a satisfactory arrangement is not made, NLIC will refund this excess to the Owner. If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's Death Benefit over the Policy's cash surrender value (Policy Account Value less any applicable Surrender Charge) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the Death Benefit at any time. As a result, any Policy changes which affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations. To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, NLIC will not effect such change (see Federal Income Tax Considerations). NLIC reserves the right to require satisfactory Evidence of Insurability before accepting a premium payment that would increase the Net Amount at Risk.
Refund of Excess Premium for Modified Endowment Contracts
At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract ("MEC"), NLIC will notify the Owner that the Policy will become a MEC unless the Owner requests a refund of the excess premium within 30 days after receiving the notice. If the Owner requests a refund, NLIC will deduct the Policy Account Value attributable to the excess premium, including any interest or earnings on the excess premium, from the Subaccounts in the same proportion as the premium was initially allocated to the Subaccounts. The excess premium paid, including any interest or earnings on the excess premium, will be returned to the Owner. For more information on MECs, see Federal Income Tax Considerations.
Allocation of Net Premiums
In the Application for the Policy, the Applicant elects to have net scheduled premiums, scheduled Base Premiums less the Premium Express Charge, 7½% allocated to one or more Subaccounts. No less than 5% of a Net Premium may be allocated to any chosen Subaccount. The allocation percentages for the chosen Subaccounts must be in whole numbers. This initial allocation will remain in effect until changed by written notification to NLIC.
The allocation percentages in effect for net scheduled premiums will also apply to net unscheduled premium payments (unscheduled premium payments less Premium Expense Charges, see Premium Expense Charge), unless NLIC is notified that a different allocation is to be used for that particular unscheduled premium. NLIC must be notified with each unscheduled premium payment whether the allocation percentages for scheduled premiums will be used. NLIC will allocate the first Net Premium to the Subaccounts on the later of the Issue Date of the Policy or the date NLIC receives the payment at its Service Center.
NLIC will allocate subsequent Net Premiums to the Subaccounts as of the date it receives the payment at its Service Center. For premiums paid under the Automatic Payment Plan, pre-authorized check, or Electronic Funds Transfer, such will be allocated to the Subaccounts on the date NLIC receives credit for the funds.
The values of the Subaccounts will vary with their investment experience and the Owner bears the entire investment risk. Owners should periodically review their allocation schedule in light of market conditions and the Owner's overall financial objectives.
Replacement of Existing Insurance
It may not be in an Owner's best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. An Owner should compare his or her existing insurance and the Policy carefully. An Owner should replace his or her existing insurance only when he or she determines that the Policy is better for him or her. An Owner may have to pay a surrender charge on his or her existing insurance, and the Policy will impose a new surrender charge period. An Owner should talk to his or her financial professional or tax advisor to make sure the exchange will be tax-free. If an Owner surrenders his or her existing policy for cash and then buys the Policy, the Owner may have to pay a tax, including possibly a penalty tax, on the surrender. Because NLIC will not issue the Policy until NLIC has received an initial premium from the existing insurance company, the issuance of the Policy may be delayed.
Disruptive Trading
Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among Subaccounts, sometimes referred to as market-timing, short-term trading, or disruptive trading. NLIC discourages, and will take action to deter, disruptive trading in the Policies because the frequent movement between or among Subaccounts may negatively impact other Policy Owners. Short-term trading can result in:
•	the dilution of the value of Policy Owners' interests in the Portfolio;
•	Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and
•	increased administrative costs due to frequent purchases and redemptions.

To protect Policy Owners from the negative impact of these practices, NLIC has implemented, or reserves the right to implement, several processes and restrictions aimed at eliminating the negative impact of disruptive trading strategies. NLIC cannot guarantee that these attempts to deter active trading strategies will be successful. If active trading strategies are not successfully deterred by NLIC’s actions, the performance of the Subaccounts that are actively traded will be adversely impacted. Policy Owners remaining in the affected Subaccount will bear any resulting increased costs.
Redemption Fees
Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount. The fee is assessed against the amount transferred and is paid to the Portfolio. Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading.
Currently, none of the Portfolios assess a short-term trading fee.
U.S. Mail Restrictions
NLIC monitors transfer activity in order to identify those who may be engaged in disruptive trading practices. Transaction reports are produced and examined. Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period. NLIC considers each telephone, fax, email, or written request to be a single transfer, regardless of the number of Subaccounts involved.
As a result of this monitoring process, NLIC may restrict the method of communication by which transfer orders will be accepted. In general, NLIC will adhere to the following guidelines:
Trading Behavior	Our Response
six or more transfers in one calendar quarter	NLIC will mail a letter to the Policy Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfers exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfers in two consecutive calendar quarters OR More than 20 transfers in one calendar year	NLIC will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, NLIC will restart the monitoring, so that each Policy starts with zero transfers at the beginning of each calendar year, see Other Restrictions.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple NLIC policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners. NLIC will generally require these multi-contract advisors to submit all transfer requests via U.S. mail.
Other Restrictions
NLIC reserves the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners, or 3rd parties acting on their behalf. In particular, trading strategies designed to avoid or take advantage of NLIC’s monitoring procedures, and other measures aimed at curbing harmful trading practices, that are determined by NLIC to constitute harmful trading practices, may be restricted. In the event a restriction NLIC imposes results in a transfer request being rejected, NLIC will notify the policy owner the transfer request has been rejected. Any restrictions that NLIC implements will be applied consistently and uniformly. Some transfers do not count as transfers for purposes of monitoring for disruptive trading, see Transfers of Policy Account Value.

Portfolio Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, NLIC is required to enter into written agreements with the Portfolios which allow them to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of policy owners;
(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and
(3)	instruct NLIC to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the Portfolio (whose policies may be more restrictive than NLIC’s policies).
NLIC is required to provide such transaction information to the Portfolios upon their request. In addition, NLIC is required to restrict or prohibit further purchases or exchange requests upon instruction from the Portfolios. NLIC and any affected policy owner may not have advance notice of such instructions from a Portfolio to restrict or prohibit further purchases or exchange requests. If a Portfolio refuses to accept a purchase or exchange request submitted by NLIC, NLIC will keep any affected policy owner in their current Portfolio allocation.
Transfers of Policy Account Value
Transfers
The Owner may transfer the Policy Account Value between and among the Subaccounts by making a transfer request to NLIC. The amount transferred must be at least $100, unless the total value in a Subaccount is less than $100, in which case the entire amount may be transferred.
The transfer will be effective as of the date of receipt of the transfer request at NLIC's Service Center. We deduct a $25 charge from the amount transferred for the 5th and each additional transfer in a Policy Year. We may restrict the quantity and mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.
Transfer Right for Change in Investment Policy of a Subaccount
If the investment policy of a Subaccount is materially changed, the Owner may transfer the portion of the Policy Account Value in such Subaccount to another Subaccount without having such transfer count toward the four transfers permitted each Policy Year free of charge. However, any such transfer will count as a transfer for purposes of monitoring for disruptive trading.
Automatic Asset Rebalancing
Automatic asset rebalancing is a feature which, if elected, authorizes periodic transfers of policy values among Subaccounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages. Election of this feature may occur at the time of application or at any time after the Policy is issued by properly completing the election form and returning it to NLIC. The election may be revoked at any time. Rebalancing may be done annually. Rebalancing will end when the total value in the Subaccounts is less than $1,000, a transfer is made, or there is a change to the current premium allocation instructions. There is no additional charge for this program. NLIC reserves the right to suspend automatic asset rebalancing at any time, for any class of Policies, for any reason. Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee. However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.
Policy Duration
Grace Period for Payment of Scheduled Premiums
If a scheduled premium is not paid and the Special Premium Payment Provision is not in effect, the Policy will enter a Grace Period. A Grace Period of 61 days from the due date is allowed for payment of scheduled premiums after the first scheduled premium. If the Policy enters a Grace Period, NLIC will mail a notice to the Owner's last known address. The 61-day Grace Period begins on the date of the notice. If scheduled premiums are paid on or before their due dates or within the Grace Period, the Policy will remain in full force even if the investment experience of the Subaccounts designated by the Owner has been so unfavorable that there is no Policy Account Value. When the Special Premium Payment Provision is not in effect and the Automatic Premium Loan provision is not operative, the failure to pay a scheduled premium by the expiration of the Grace Period will cause the Policy to lapse as of the date the unpaid premium was due. If the Policy lapses, the Owner can surrender the Policy for its Net Cash Surrender Value as of the date of lapse if this is a Valuation Day (otherwise on the Valuation Day next following the date of lapse), apply for reinstatement or continue the insurance as Extended Term Insurance or Reduced Paid Up Insurance. If the Insured dies during the Grace Period, NLIC will pay the Proceeds.
Reinstatement
The Policy may be reinstated within three years from the date the unpaid premium was due if it was not surrendered and the Owner provides Evidence of Insurability. Payment of a premium will be required equal to the greater of:
(a)	all unpaid scheduled premiums with interest at 6% per year compounded annually, plus any policy loan and accrued interest as of the end of the Grace Period; or
(b)	110% of the increase in the cash surrender value (Policy Account Value less any applicable Surrender Charge) resulting from reinstatement plus all overdue premiums for supplementary insurance benefits with interest at 6% compounded annually.
Upon reinstatement the Policy will have the same Policy Account Value and Death Benefit as if it had not lapsed. The date of reinstatement will be the date NLIC approves the application for reinstatement.
Options on Lapse
Extended Term Insurance (ETI)
The Net Cash Surrender Value as of the date this Option is applied, plus Monthly Deductions made on any Policy Processing Day on or after the date of lapse, will be used as a single premium to buy fixed-benefit Extended Term Insurance for the Insured. The amount of insurance will equal the Death Benefit on the date of lapse minus any loan and accrued interest as of that date. The term period will be that which the single premium will provide for the Insured's Attained Age and sex. ETI has a Policy Account Value but no loan value. ETI will not be available if the Premium Class is Non-Smoker with Extra-Premium or Extra-Premium or the amount of paid up insurance would be greater than the amount of the ETI.
Reduced Paid Up Insurance (RPU)
The Net Cash Surrender Value as of the date the Option is applied, plus Monthly Deductions made on any Policy Processing Day on or after the date of lapse, will be used as a single premium to buy that amount of fixed-benefit insurance which will continue for the Insured's lifetime based on the Insured's Attained Age and sex. Reduced Paid Up Insurance has a loan privilege the same as that available for premium paying policies.
NLIC will apply ETI automatically unless it is not available or the Owner selects another option. If ETI is not available, RPU will be automatic. A selected option will be applied on the date NLIC receives written request at its home office; NLIC will apply an automatic option three months after the date of lapse. The option will be effective as of the date of lapse.
Exchange Privilege
Within six months after the effective date of a material change in the investment policy of any chosen Subaccount, the Owner may exchange the Policy for a fixed-benefit whole life insurance policy offered by NLIC on the life of the Insured.
No Evidence of Insurability is required to exercise this privilege. The new policy will have a face amount equal to the Face Amount of the Policy and the same Issue Age, issue date and Premium Class for the Insured as the Policy. Premiums for the new policy will be based on the rates which were in effect for the new policy on the Policy Date for that Policy.
The exchange will be subject to an equitable adjustment to reflect variances, if any, in the Policy Account Values and dividends of the Policy and the new policy. The method of calculating the adjustment is filed by NLIC with the appropriate state insurance regulatory authorities. Any policy loan and loan interest must be repaid on or before the effective date of the exchange.
Loan Privilege
The Owner may borrow from NLIC using the Policy as sole security for the loan. The Owner may borrow up to the difference between the Policy's current Loan Value and any outstanding policy loan and accrued interest. The minimum amount of any policy loan is $300 ($200 for Policies issued to residents of Connecticut), unless used to pay a scheduled premium. During Policy Years 1 through 3, the loan value of the Policy will be 75% of the cash surrender value (Policy Account Value less any applicable Surrender Charge); during Policy Year 4 and thereafter it will be 90% of the cash surrender value (90% in all years for Policies issued to residents of Virginia).
Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
If on a Policy Anniversary the outstanding policy loan and accrued interest exceeds the cash surrender value, the Policy will terminate 31 days after NLIC mails notice to the Owner and any assignee of record at their last known addresses, unless a payment of the amount of such excess is made within that period. In no event will the required payment exceed the amount of the accrued loan interest plus all due and unpaid scheduled premiums.
While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest. The amount of any outstanding policy loan and accrued interest will be deducted in determining the Net Cash Surrender Value or Proceeds at death.
Interest Rate
The interest rate charged on policy loans will be either a fixed annual rate of 8% or a variable loan interest rate. The Owner must select one of these rates in the Application for the Policy. If the fixed rate is selected, the Owner may later change to the variable rate. Such change will be effective as of the Policy Anniversary following receipt of written notice by NLIC at its Service Center. The Owner is not permitted to change from the variable rate to the fixed rate.
Interest is due at the end of each Policy Year on the Policy Anniversary. If not paid when due, the interest will be added to the loan and bear interest, beginning 23 days after the Policy Anniversary, at the applicable policy loan interest rate.
Variable Loan Interest Rate
The variable loan interest rate will be determined by NLIC to be effective as of the first day of each January, April, July and October, unless the state in which this Policy is delivered requires the determination to be made less frequently, such as yearly. The maximum interest rate will be the greater of 5½% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Service, Inc. (if this average is no longer published, a maximum rate set by state law or by the insurance supervisory official of the state in which the Policy is delivered will apply), for the calendar month ending two months prior to the date of change. If the maximum interest rate for the new period is at least ½% lower than the loan interest rate currently being charged, the rate for the new period will be decreased such that it is equal to or less than the maximum interest rate allowed for such period. If the maximum interest rate for the new period is at least ½% higher than the loan interest rate currently being charged, NLIC may, at its discretion, increase the rate for the new period to a rate that is no higher than the maximum interest rate allowed for such period. Any decrease in the variable loan rate is required; any increase in the rate is optional. NLIC will not necessarily charge the maximum variable loan interest rate.
Allocation of Loans and Repayments
When a loan is made, a portion of the Policy Account Value equal to the amount of the loan is transferred from the Subaccounts to NLIC's General Account. Repayment of a loan will result in a transfer back to the Subaccounts. A loan and any repayment will be allocated among the Subaccounts based upon the net Policy Account Value of each Subaccount as of the date the loan or the repayment is made.
Effect of Loan
A loan taken from, or secured by, a Policy may, in certain circumstances, have adverse federal income tax consequences, see Federal Income Tax Considerations. A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the Death Benefit. Loan amounts are not affected by the investment performance of the Subaccounts.
Interest Rate Credited
The amount maintained in the General Account will not reflect the investment experience of the Subaccounts during the period the loan is outstanding. Instead, interest will be credited on each Policy Processing Day on the loaned amount at an annual rate 1.50% below the 8% or variable interest rate charged on the policy loan. Interest credited on the loaned amount is an obligation of NLIC's general account and is dependent on NLIC's financial strength and claims paying ability.

Lapse with Loans Outstanding
The amount of an outstanding loan under a Policy plus any accrued interest on outstanding loans is not part of Net Cash Surrender Value. Therefore, the larger the amount of an outstanding loan, the more likely it is that the Policy could lapse. In addition, if the Policy is not a Modified Endowment Policy, lapse of the Policy with outstanding loans may result in adverse tax consequences, see Tax Treatment of Policy Benefits.
Withdrawal of Excess Policy Account Value
The Owner may withdraw excess Policy Account Value from the Policy if two conditions are met. First, a cash withdrawal may be made only to the extent that the cash surrender value (the Policy Account Value minus any applicable surrender charge) is at least $300 more than an amount called the "Withdrawal Single Premium," which depends on the Insured's Attained Age. Second, a cash withdrawal may be made only if the amount withdrawn does not reduce the Policy's net loan value (Loan Value less existing policy loan and accrued interest) to zero, see Loan Privilege. Upon request, NLIC will tell the Owner how much may be withdrawn.
NLIC will process each withdrawal on the date it receives the Owner's request if this is a Valuation Day, otherwise on the Valuation Day next following NLIC's receipt of the request. NLIC generally will pay a withdrawal request within seven days after the Valuation Day when NLIC receives the request. NLIC may postpone payment of withdrawals under certain conditions.
Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
No more than four withdrawals may be made in a Policy Year. A withdrawal cannot be made for less than $300. Withdrawals cannot be repaid except as premium payments, subject to Premium Expense Charges, see Premium Expense Charge and any applicable limits on premium payments, see Payment and Allocation of Premiums. If the Owner does not specify an allocation for the withdrawal, it will be allocated among the Subaccounts based upon the net Policy Account Value of each Subaccount on the date of the withdrawal.
Calculation of Withdrawal Single Premium
The Withdrawal Single Premium is based on:
(1)	current cost of insurance rates;
(2)	expense charges described herein;
(3)	a Death Benefit equal to the applicable Guaranteed Minimum Death Benefit for the Policy;
(4)	an interest rate of 7½%; and
(5)	an amount sufficient to cover the cost of additional premiums for supplementary benefits and extra-premium class.
The Withdrawal Single Premium is the same as the Special Premium Payment Single Premium ("SPPSP") using the 7½% assumed rate (examples of the 7½% SPPSP are listed in Examples A and B), which is used to calculate whether the Special Premium Payment Provision goes into effect. Generally a withdrawal of excess cash cannot be made unless the Special Premium Payment Provision is in effect. There may be limited situations, however, where a cash withdrawal can be made although the Special Premium Payment Provision is not in effect, because the cash surrender value (Policy Account Value less any applicable Surrender Charge) may have increased since the SPPSP was last calculated. In addition, the Special Premium Payment Provision may be in effect during periods when cash withdrawals may not be made, for several reasons including: (1) the withdrawal provision depends on whether the cash surrender value exceeds the Withdrawal Single Premium, whereas the Special Premium Payment Provision depends on whether a larger amount, the Policy Account Value, exceeds the SPPSP; (2) the withdrawal provision is based on the 7½% SPPSP, whereas a smaller amount, the 9% SPPSP, is used to determine if the Special Premium Payment Provision will remain in effect for another year once it is in effect; and (3) since the minimum cash withdrawal is $300, cash withdrawals are permitted only if the cash surrender value is at least $300 greater than the Withdrawal Single Premium.
For Policies issued to residents of New York State, the amount that may be withdrawn is based on whether the cash surrender value is at least $300 more than the greater of the Withdrawal Single Premium and the Withdrawal Tabular Value.

For a Policy with the Basic Death Benefit, the Withdrawal Tabular Value is calculated like the Policy Account Value of the Policy except that it is based on the following assumptions:
(1)	guaranteed (maximum) cost of insurance rates;
(2)	expense charges described herein;
(3)	a net investment return of 4½%;
(4)	payment of all scheduled premiums when due; and
(5)	no unscheduled premium payments or policy loans.
Because these assumptions are more conservative than the calculations used to calculate the Withdrawal Single Premium, for New York Policies, it is somewhat less likely under certain circumstances that there can be a withdrawal of excess Policy Account Value.
Effect of Withdrawal
Whenever a withdrawal is made, the Death Benefit will immediately be recalculated to take into account the reduction in Policy Account Value. This will not change the Guaranteed Minimum Death Benefit or the amount of scheduled premiums payable before the Premium Change Date. The amount of scheduled premiums after the Premium Change Date may be affected by withdrawals but in no event will they be greater than the amount set forth in the Policy. A withdrawal may, under certain circumstances, have adverse federal income tax consequences, see Tax Treatment of Policy Benefits.
Surrender Privilege
The Policy may be surrendered at any time while the Insured is living for its Net Cash Surrender Value. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. The Net Cash Surrender Value is the Policy Account Value minus any policy loan and accrued interest less any Surrender Charge. NLIC will assess a Surrender Charge if the Policy is surrendered before the 9th Policy Year (see Surrender Charge). NLIC will determine the Net Cash Surrender Value on the date it receives at its Service Center a surrender request signed by the Owner if this is a Valuation Day, otherwise on the Valuation Day next following NLIC's receipt of the surrender request. All coverage and benefits under the Policy will end on the day the Owner mails or otherwise sends the surrender request to NLIC. NLIC generally will pay the Net Cash Surrender Value to the Owner in a lump sum within seven days after it receives the Owner's completed, signed surrender request. NLIC may postpone payment of surrenders under certain conditions. Surrendering the Policy may have adverse federal income tax consequences, see Federal Income Tax Considerations.
Charges and Deductions
Charges will be deducted in connection with the Policy to compensate NLIC for (a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy. In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of contracts.
Premium Expense Charge
Prior to allocation of Net Premiums, premiums paid are reduced by a Premium Expense Charge which consists of:
Premium Tax Charge
Various states and some of their subdivisions impose a tax on premiums received by insurance companies. A charge is deducted from each premium payment to compensate NLIC for paying state premium taxes. This charge is equal to 2.50% of each scheduled Base Premium or unscheduled premium remaining after the premium processing charge has been deducted. Premium taxes vary from state to state and the 2.50% is the average rate expected to be paid on premiums received in most states. This charge may be increased in certain localities when substantial additional premium taxes are assessed.

Sales Charge
A charge of 5% of each scheduled Base Premium or unscheduled premium remaining after the premium processing charge has been deducted. This charge is deducted from each premium payment to partially compensate NLIC for the cost of selling the Policy. There also is a Contingent Deferred Sales Charge which is deducted only if the Policy is surrendered or lapses in the first nine Policy Years, see Contingent Deferred Sales Charge.
Premium Processing Charge
NLIC will deduct a charge of $1.00 from each premium payment to cover the cost of collecting and processing premium payments. Policies for which premiums are paid annually will therefore incur lower aggregate premium processing charges than Policies with premiums paid more frequently.
The Premium Tax Charge and Sales Charge are a percentage of each scheduled Base Premium and unscheduled premium. This means that the greater the amount and frequency of premium payments the Owner makes, the greater the amount of these charges NLIC will assess.
Surrender Charges
A Surrender Charge, which consists of a Contingent Deferred Administrative Charge and a Contingent Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the 9th Policy Year. The Surrender Charge is deducted from the Subaccounts based on the proportion that the Owners' value in the Subaccounts bears to the total unloaned Policy Account Value of the Policy.
These Surrender Charges are designed partially to compensate NLIC for the cost of administering, issuing and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing policy records and Policy issue. NLIC does not expect the Surrender Charges to cover all of these costs. To the extent that they do not, NLIC will cover the short-fall from its General Account assets, which may include profits from the Mortality and Expense Risk Charge and Cost of Insurance Charge.
Contingent Deferred Administrative Charge. The Contingent Deferred Administrative Charge is as follows:
Policy Year	Charge per $1,000 Face Amount
1-5	$5.00
6	4.00
7	3.00
8	2.00
9	1.00
10	0
Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge is to partially compensate NLIC for the cost of selling the Policy.
If the Special Premium Payment Provision has never been in effect as of the date of surrender or lapse, then the Contingent Deferred Sales Charge is a percentage of the lesser of:
•	the total premiums paid, less premium processing charges, to the date of surrender or lapse; and
•	the scheduled Base Premiums payable up to such date (scheduled Base Premiums are total scheduled premiums less premium processing charges and premiums for supplementary benefits and for extra-premium class);
If the Special Premium Payment Provision has been in effect prior to the date of surrender or lapse, then the Contingent Deferred Sales Charge is a percentage of the lesser of:
•	the total premiums paid, less premium processing charges, to the date of surrender or lapse; or
•	the scheduled Base Premium that would have been payable up to such date if the Special Premium Payment Provision had never been in effect.

The maximum Contingent Deferred Sales Charge is an amount equal to 25% of the 1st year's scheduled Base Premium, plus 5% of the scheduled Base Premiums for Policy Years 2, 3, 4 and 5. Expressed differently, this equals 9% of the total scheduled Base Premiums for Policy Years 1 through 5. The maximum Contingent Deferred Sales Charge will be applied to Policies that lapse or are surrendered during Policy Year 5. Thereafter, the Contingent Deferred Sales Charge will be reduced each year until it becomes zero in Policy Years 10 and thereafter.
The following table shows the rates that will apply when Policies with premiums payable annually (and for Insureds with an Issue Age of 65 or less) are surrendered or lapse.
For Policies Which Are Surrendered or Lapse During Policy Year	The Contingent Deferred Sales Charge Rates Will Be The Following Percentage of One Scheduled Annual Premium	Which is Equal to the Following Percentage of the Scheduled Premiums Up to the Date of Surrender or Lapse
1	25%	25.00%
2	30%	15.00%
3	35%	11.66%
4	40%	10.00%
5	45%	9.00%
6	40%	6.66%
7	30%	4.28%
8	20%	2.50%
9	10%	1.11%
10 and later	0%	0%
For Insureds whose Issue Age is above 65, the rates that will apply when Policies with premiums payable annually are surrendered or lapse will be less than or equal to those shown in the table above.
For Policies with premiums payable more frequently than annually, the maximum Contingent Deferred Sales Charge is also 25% of the first year's scheduled Base Premiums due on or before the date of surrender or lapse plus 5% of the scheduled Base Premiums for Policy Years 2, 3, 4 and 5 which are payable on or before the date of surrender or lapse (or the same percentages of total premiums paid, if less). The charge declines uniformly in Policy Years 6 through 9 until it becomes zero for Policy Years 10 and thereafter. Although the rate of the Contingent Deferred Sales Charges is the same for annual premium Policies and Policies with premiums paid more frequently than annually, for Policies surrendered at the end of a Policy Year, the dollar amount of this charge will be higher for Policies with premiums paid more frequently than for annual premium Policies because the total amount of the scheduled premiums is higher.
NLIC will waive the surrender charge of the policy if the policy owner elects to surrender the policy in exchange for a plan of permanent fixed life insurance offered by NLIC subject to the following:
•	the exchange and waiver may be subject to the policy owner providing NLIC new evidence of insurability and our underwriting approval; and
•	the Disability Waiver of Premium Rider has not been elected .
NLIC may impose a new surrender charge on the policy received in the exchange.
Monthly Deductions
Charges will be deducted from the Policy's Policy Account Value on the Policy Date and on each Policy Processing Day to compensate NLIC for administrative expenses and for the insurance coverage provided by the Policy. The Monthly Deduction consists of five components – (a) the Cost of Insurance Charge, (b) Administration Charge, (c) Minimum Death Benefit Guarantee Charge, (d) 1st Year Policy Charge, and (e) Supplementary Benefit Charge. Because portions of the Monthly Deduction, such as the Cost of Insurance Charge, can vary from month to month, the Monthly Deduction may vary in amount from month to month. The Monthly Deduction is deducted from the Subaccounts based on the proportion that the Owner's value in the Subaccounts bears to the total unloaned Policy Account Value of the Policy.
Cost of Insurance
Because the cost of insurance depends upon several variables, the cost for each Policy Month can vary. NLIC will determine the monthly Cost of Insurance Charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at Risk for each policy month. If any unscheduled premium payments are made, this charge may be slightly higher for a Policy with the Increasing Death Benefit than for the same Policy with the Basic Death Benefit.

The Net Amount at Risk on any Policy Processing Day is the amount by which the Death Benefit exceeds the Policy's Policy Account Value. The Net Amount at Risk is affected by investment performance, loans, payments of premiums, Policy fees and charges, the Death Benefit option chosen, and withdrawal of excess Policy Account Value. In calculating the Cost of Insurance Charge, the rate for the Premium Class on the Policy Processing Day is applied to the Net Amount at Risk.
Any change in the Net Amount at Risk will affect the total Cost of Insurance Charges paid by the Owner. NLIC expects to profit from Cost of Insurance Charges and may use these profits for any lawful purpose including covering distribution expenses.
Cost of Insurance Rate
The cost of insurance rate is based on the Attained Age, Sex, and Premium Class of the Insured. The actual monthly cost of insurance rates will be based on NLIC's expectations as to future mortality and expense experience. They will not, however, be greater than the guaranteed maximum cost of insurance rates set forth in the Policy. The guaranteed maximum rates are based on the Insured's Attained Age, Sex, Premium Class, and the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table. For Policies issued in states which require "unisex" policies (currently Montana) or in conjunction with employee benefit plans, the maximum Cost of Insurance Charge depends only on the Insured's Age, Premium Class and the 1980 Commissioners Standard Ordinary Mortality Table NB and SB. Any change in the cost of insurance rates will apply to all persons of the same Attained Age, Sex, and Premium Class.
Premium Class
The Premium Class of the Insured will affect the cost of insurance rates. NLIC uses an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insured. NLIC currently places Insureds into one of two standard classes – smoker and nonsmoker – or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.
Administration Charge
A monthly Administration Charge of $3.25 and $0.015 per $1,000 of Face Amount is deducted from the Policy Account Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction. This charge is intended to reimburse NLIC for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.
Minimum Death Benefit Guarantee Charge
This charge compensates NLIC for the risk it assumes by guaranteeing that, no matter how unfavorable investment experience may be, as long as required scheduled premiums are paid when due the Death Benefit will never be less than the Face Amount of the Policy if the Basic Death Benefit applies and the Face Amount of the Policy plus the sum of unscheduled premiums received by NLIC as of the date of death if the Increasing Death Benefit applies. This charge is equal to $0.01 per $1,000 of the applicable Guaranteed Minimum Death Benefit. For a Policy with a Guaranteed Minimum Death Benefit of $50,000, the deduction will be $0.50 per month or $6.00 per year.
First Year Policy Charge
A charge of $5.00 will be deducted on each of the first 12 Policy Processing Days. This charge in conjunction with the Contingent Deferred Administrative Charge compensates NLIC for expenses, other than sales expenses, incurred in conjunction with issuance of the Policy.
Supplementary Benefit Charge
If the Special Premium Payment Provision is in effect, charges for any supplementary benefits or for extra-premium class will be deducted on each Policy Processing Day a scheduled premium otherwise would be due. These charges will be 92.5% of the premiums otherwise payable for these benefits.
Mortality and Expense Risk Charge
A daily charge will be deducted from the value of the net assets of the Subaccounts to compensate NLIC for mortality and expense risks assumed in connection with the Policy. This charge will be deducted at an annual rate of 0.60% (or a daily rate of 0.001644) of the average daily net assets of each Subaccount. The mortality risk assumed by NLIC is that Insureds may live for a shorter time than projected and, therefore, greater death benefits than expected will be paid in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policy.

If the Mortality and Expense Risk Charge proves insufficient, NLIC will provide for all death benefits and expenses and any loss will be borne by NLIC. Conversely, NLIC will realize a gain from this charge to the extent all money collected from this charge is not needed to provide for benefits and expenses under the Policies.
Transfer Charge
NLIC currently allows make four transfers among the Subaccounts each Policy Year with no additional charge.
•	NLIC deducts $25 for the 5th and each additional transfer made during a Policy Year to compensate for the costs of processing these transfers. NLIC deducts the transfer charge from the amount being transferred.
•	for purposes of assessing the transfer charge, NLIC considers each telephone, fax, email, or written request to be one transfer, regardless of the number of Subaccounts affected by the transfer.
•	transfers due to automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do not count as transfers for the purpose of assessing this charge.
Loan Interest Charge
Loan interest is charged in arrears on the amount of an outstanding policy loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate. NLIC charges either an annual fixed interest rate of 8.00% or a variable loan interest rate on policy loans. The maximum variable interest rate is the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Services, Inc.
After offsetting the interest NLIC guarantees it will credit on loaned amounts, which is equal to an annual rate of 1.50% below the 8.00% fixed interest rate or variable loan interest rate, the net cost of loans is 1.50% (annually).
Charge for Income Taxes
NLIC currently does not charge the Separate Account for its corporate federal income taxes. However, NLIC may make such a charge in the future if there are any taxes that are attributable to that account. Charges for other applicable taxes attributable to the account also may be made.
Guarantee of Certain Charges
NLIC guarantees that it will not increase the charges deducted from premiums, and the charge to the Separate Account for mortality and expense risks.
Other Charges
The Separate Account purchases shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' Portfolios. The fees and expenses for the Funds and their Portfolios are described in the prospectuses of the Funds.
Ownership and Beneficiary Rights
The Owner is the Insured unless a different Owner is named in the Application or thereafter changed. While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by NLIC. If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided. The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy. Changing the Owner or assigning the Policy may result in tax consequences. Any assignment must be in writing and will become effective on the date we record it at our home office. All assignments will be subject to our approval, any outstanding policy loans, policy liens, garnishments, court orders, and any previous assignments.
The principal right of the Beneficiary is the right to receive the Proceeds under the Policy. Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Proceeds intended for a minor’s benefit.

Modifying the Policy
Any modification or waiver of NLIC's rights or requirements under the Policy must be in writing and signed by NLIC's president or a vice president. No agent may bind NLIC by making any promise not contained in the Policy.
Upon notice to the Owner, NLIC may modify the Policy:
•	to conform the Policy, NLIC's operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, NLIC, or the Separate Account is subject;
•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or
•	to reflect a change in the Separate Account's operation.
If NLIC modifies the Policy, NLIC will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, NLIC reserves the right to amend the provision to conform with these laws.
Contacting the Service Center
Written requests for transactions, information, paperwork or other services are accepted by regular mail at NLIC’s Service Center at Nationwide Financial Service Relations, P.O. Box 182021, Columbus, Ohio 43218-2021. NLIC’s overnight mailing address is Nationwide, 3400 Southpark Place, Suite A, DSPF-D4, Grove City, Ohio 43123-4856.
Internet access is also available to the Owner at https://provconnect.nationwidefinancial.com.
In addition to written requests, transfers, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the Special Transfer Right, and partial withdrawals (fax and email only) may be made based upon instructions given by telephone, fax, and email, provided the appropriate election has been made at the time of application or proper authorization is provided to NLIC. NLIC reserves the right to suspend telephone, fax, and email privileges at any time for any class of Policies, for any reason. Contact the Service Center for telephone requests at 1-800-688-5177 and at 1-888-677-7393 for fax requests.
NLIC will employ reasonable procedures to confirm that instructions communicated by telephone, fax, and email are genuine, and if NLIC follows such procedures, it will not be liable for any losses due to unauthorized or fraudulent instructions. NLIC, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures NLIC will follow for telephone, fax, and email transactions include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of any instructions given by telephone.
Telephone, fax, and email may not always be available. Any telephone, fax, or computer system, whether it is the Owner's, the Owner's service provider's or agent's, or NLIC's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the processing of a request. Although NLIC has taken precautions to help its systems handle heavy use, NLIC cannot promise complete reliability under all circumstances. If problems arise, the request should be made in writing to the Service Center.
If the Owner is provided a personal identification number ("PIN") in order to execute electronic transactions, the Owner should protect his or her PIN because self-service options will be available to the Owner's agent of record and to anyone who provides the Owner's PIN. NLIC will not be able to verify that the person providing instructions by telephone, fax, or email is the Owner or authorized by the Owner.
Service and transaction requests will generally be processed on the Valuation Period they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to NLIC. If a request is not in good order, NLIC will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. NLIC reserves the right to process any transaction request sent to a location other than the Service Center on the Valuation Period it is received at the Service Center. On any day the post office is closed, NLIC is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
NLIC’s variable life insurance business is highly dependent upon the effective operation of its computer systems and those of its business partners, so its business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting NLIC, the underlying mutual funds, intermediaries and other affiliated or third-party service providers may adversely affect NLIC and policy values. For instance, cyber-attacks may interfere with the ability of NLIC to process policy transactions, including the processing of orders from NLIC’s website or with the underlying mutual funds, impact NLIC’s ability to calculate Policy Account Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject NLIC and/or its service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There can be no assurance that NLIC or the underlying mutual funds or NLIC’s service providers will avoid losses affecting policies due to cyber-attacks or information security breaches in the future.
Dividends
The Policy is participating; however, no dividends are expected to be paid on the Policy. If dividends are ever declared, they will be paid under one of the following options:
(a)	paid in cash; or
(b)	applied as a scheduled or unscheduled Net Premium.
The Owner must choose an option at the time the Application for the Policy is signed. If no option is chosen, any dividend will be applied as a Net Premium payment. The Owner may change the option by giving written notice to NLIC.
For Policies sold in New York State, if dividends are ever declared they will be paid under one of the options above, or left to accumulate at interest or used to buy paid-up additions, as chosen by the Owner.
Supplementary Benefits
The following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and most must be purchased when the Policy is issued. The cost of each rider is included in the Monthly Deduction (see Fee Table).
An Owner's agent can help determine whether any of the riders are suitable. For example, an Owner should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Guaranteed Purchase Option rider. Even though the death benefit coverage may be the same (regardless of whether an Owner purchases coverage under the Policy only or in combination with this rider), there may be important cost differences between the Policy and the rider. The most important factors that will affect an Owner's decision are (a) the amount of premiums an Owner pays, (b) the Cost of Insurance Charges under the Policy and under the rider, (c) the investment performance of the Subaccounts in which an Owner allocates premiums, (d) an Owner's level of risk tolerance, and (e) the length of time an Owner plans to hold the Policy. Owners should carefully evaluate all of these factors and discuss all of these options with their agents. For more information on electing a rider, contact the Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various riders. These riders may not be available in all states. Please contact the Service Center for further details.
NLIC currently offers the following riders under the Policy:
•	Disability Waiver of Premium;
•	Accelerated Death Benefit;
•	Accidental Death Benefit; and
•	Guaranteed Purchase Option.
Federal Income Tax Considerations
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient’s taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate, and income tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that limit: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash and loans from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner’s circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner’s individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines a modified endowment contract as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract. However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of nontaxable investment in the contract as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued and a reduction in the face amount of the death benefit may result in the cash distribution being fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest the policy owner pays on a loan from a policy will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from life insurance policies as well as gain from its sale or surrender.

Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. The Tax Cuts and Jobs Act of 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s investment in the contract is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, the Tax Cuts and Jobs Act of 2017 provides that the exceptions to the transfer for value rule are not available to a life insurance policy transferred in a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable.
The Tax Cuts and Jobs Act of 2017 also provides special tax reporting requirements surrounding the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these new reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS and the insurance company that issued the policy. Upon receipt of the report from the buyer or any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is then required to report information related to the sale or transfer of the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and investment in the contract as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.

Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under Section 101 of the Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the beneficiary’s gross income under Section 101 of the Code.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death.
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.	The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.

It is the employer’s responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.

Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Voting Rights
All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding Portfolios of the Funds. The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund. NLIC is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with its view of present applicable law, NLIC will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners. Fund shares held in each Subaccount for which no timely instructions from Owners are received will be voted by NLIC in the same proportion as those shares in that Subaccount for which instructions are received.
Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated. The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that Subaccount by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of a Portfolio for which Owners have no interest, NLIC will cast votes, for or against any matter, in the same proportion as Owners vote. This means that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
If required by state insurance officials, NLIC may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment advisor of one or more of the Portfolios. In addition, NLIC may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that NLIC's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purposes, and the effect the change would have on NLIC. If NLIC does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.
The voting rights described in this prospectus are created under applicable federal securities laws and regulations. If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict voting rights, NLIC reserves the right to proceed in accordance with any such changed laws or regulations.
Distribution of Policies
Policy Pricing
During the Policy's early years, the expenses NLIC incurs in distributing and establishing the Policy exceed the deductions NLIC takes. Nevertheless, NLIC expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, NLIC has designed the Policy with features and investment options that NLIC believes supports and encourages long-term ownership.
NLIC makes many assumptions and accounts for many economic and financial factors when establishing the Policy's fees and charges. The following is a discussion of some of the factors that are relevant to the Policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Commissions to broker-dealer firms are one of the promotional and sales expenses NLIC incurs when distributing the Policy. During the first Policy Year, the maximum sales commission payable to firms will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount. During Policy Years 2 through 10, the maximum sales commission will not be more than 2% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid. Further, for each Premium received within 10 years following an increase in Face Amount, a commission on that Premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year. Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value. Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year. In lieu of these premium-based commissions, NLIC may pay an equivalent asset-based commission, or a combination of the two. Individual financial professionals typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement. The amount of commissions NLIC pays depends on factors such as the amount of premium received from the broker-dealer firm and the scope of the services they provide.
In addition to commissions, NLIC may also furnish marketing and expense allowances to certain broker-dealer firms based on assessment of that firm's capabilities and demonstrated willingness to promote and market NLIC’s products. The firms determine how these allowances are spent. Consult a financial professional for additional information regarding exact compensation arrangements associated with this product.
Information on Portfolio Payments
Relationship with the Portfolios
The Portfolios incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates Policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Portfolio daily. The separate account (not the Policy Owners) is the Portfolio shareholder. When the separate account aggregates transactions, the Portfolio does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. NLIC incurs these expenses instead.
NLIC also incurs the distribution costs of selling the Policy, which benefit the Portfolios by providing Policy Owners with Subaccount options that correspond to the Portfolios.
An investment advisor or subadvisor of a Portfolio or its affiliates may provide NLIC or NLIC’s affiliates with wholesaling services that assist in the distribution of the Policy and may pay NLIC or NLIC‘s affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the Policy.
Types of Payments NLIC Receives
In light of the above, the Portfolios or their affiliates make certain payments to NLIC or NLIC’s affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the Portfolios attributable to the policies and other variable policies NLIC and NLIC’s affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by NLIC in promoting, marketing and administering the contracts and underlying funds. NLIC may realize a profit on the payments received.
NLIC or NLIC‘s affiliates receive the following types of payments:
•	Portfolio 12b-1 fees, which are deducted from Portfolio assets;
•	sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Portfolio, which may be deducted from Portfolio assets; and
•	payments by a Portfolio's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Portfolio assets and is reflected in mutual fund charges.
Furthermore, NLIC benefits from assets invested in affiliated Portfolios (i.e., Nationwide Variable Insurance Trust) because NLIC’s affiliates also receive compensation from the Portfolios for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, NLIC may receive more revenue with respect to affiliated Portfolios than unaffiliated Portfolios.
NLIC took into consideration the anticipated payments from the Portfolios when NLIC determined the charges imposed under the policies (apart from fees and expenses imposed by the Portfolios). Without these payments, NLIC would have imposed higher charges under the Policy.

Amount of Payments NLIC Receives
For the year ended December 31, 2014, the Portfolio payments NLIC and NLIC’s affiliates received from the Portfolios did not exceed 0.75% (as a percentage of the average daily net assets invested in the Portfolios) offered through this Policy or other variable policies that NLIC and NLIC’s affiliates issue. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most Portfolios or their affiliates have agreed to make payments to NLIC or NLIC’s affiliates, although the applicable percentages may vary from Portfolio to Portfolio and some may not make any payments at all. Because the amount of the actual payments NLIC or NLIC’s affiliates receive depends on the assets of the Portfolios attributable to the Policy, NLIC and NLIC’s affiliates may receive higher payments from Portfolios with lower percentages (but greater assets) than from Portfolios that have higher percentages (but fewer assets).
For Policies owned by an employer sponsored retirement plan, upon a plan trustee’s request, NLIC will provide a best estimate of plan-specific, aggregate data regarding the amount Portfolio payments NLIC received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Portfolios
NLIC may consider several criteria when identifying the Portfolios, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor NLIC considers during the identification process is whether the Portfolio's advisor or subadvisor is one of NLIC’s affiliates or whether the Portfolio, its advisor, its subadvisor(s), or an affiliate will make payments to NLIC or NLIC’s affiliates.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be Portfolios with lower fees, as well as other variable policies that offer Portfolios with lower fees. Policy owners should consider all of the fees and charges of the Policy in relation to its features and benefits when making the decision to invest. Note that higher Policy and Portfolio fees and charges have a direct effect on investment performance.
State Variations
Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. An Owner's actual Policy and any endorsements or riders are the controlling documents. To review a copy of the Policy and its endorsements and riders, if any, the Owner should contact NLIC's Service Center.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide Provident VLI Separate Account 1 and the financial statements and schedules of Nationwide Life Insurance Company (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the financial statements of the Company as affecting the investment performance of the assets of the separate account.

Definitions
Application – The application the Owner must complete to purchase a Policy plus all forms required by NLIC or applicable law.
Attained Age – The Issue Age of the Insured plus the number of full Policy Years since the Policy Date.
Base Premium – Total scheduled premium minus the premium processing charge and any premium for supplementary benefits and extra-premium class.
Beneficiary – The person(s) or entity(ies) designated to receive all or some of the Proceeds when the Insured dies. The Beneficiary is designated in the Application or if subsequently changed, as shown in the latest change filed with NLIC. If no Beneficiary survives and unless otherwise provided, the Insured's estate will be the Beneficiary.
Death Benefit – The greatest of: (1) the applicable Guaranteed Minimum Death Benefit for the Policy; (2) the Face Amount plus the amount by which the Policy Account Value on the date of death exceeds the appropriate Special Premium Payment Single Premium; or (3) the Policy Account Value on the date of death times the appropriate Death Benefit Factor. This amount is adjusted to determine the Proceeds at death which is paid to the Beneficiary.
Evidence of Insurability – The medical records or other documentation that NLIC may require to satisfy the Policy's underwriting standards. NLIC may require different and/or additional evidence depending on the Insured's Premium Class; for example, NLIC generally requires more documentation for Insureds in classes with extra ratings. NLIC also may require different and/or additional evidence depending on the transaction requested; for example, NLIC may require more documentation for the issuance of a Policy than to reinstate a Policy.
Face Amount – The Face Amount is specified in the Policy. If scheduled premiums are paid when due and there are no outstanding policy loans, this will be the minimum Death Benefit. The Owner may not increase or decrease the Face Amount.
Grace Period – The 61-day period allowed for payment of a premium following the date NLIC mails notice of the amount required to keep the Policy in force.
Insured – The person whose life NLIC insures under the policy and whose death triggers the payment of the Death Benefit.
Investment Experience – The market performance of a portfolio/Sub-Account.
Issue Age – The age of the Insured at his or her birthday nearest the Policy Date. The Issue Age is stated in the Policy.
Loan Value – The maximum amount that may be borrowed under the Policy.
Minimum Face Amount – The Minimum Face Amount is $50,000.
Monthly Deductions – The amount deducted from the Policy Account Value on each Policy Processing Day. It includes the Cost of Insurance Charge, Administration Charge, Minimum Death Benefit Guarantee Charge, First Year Policy Charge, and the Supplementary Benefit Charge.
Net Amount at Risk – The amount by which the Death Benefit exceeds the Policy Account Value.
Net Cash Surrender Value – The Policy Account Value minus any applicable Surrender Charge and any outstanding policy loans and accrued interest.
Net Premiums – The remainder of a Base Premium after deduction of the 7½% charge for sales load and state premium tax or the remainder of an unscheduled premium after deduction of the Premium Expense Charge.
Owner, or the policy owner – The person(s) or entity(ies) entitled to exercise the rights granted in the Policy.
Policy Account Value, or Cash Value – The total amount invested under the Policy. It is the sum of the Policy Account Values in the Subaccounts. If there is an outstanding policy loan, the Policy Account Value in the General Account will be added to the Policy Account Value of the Subaccounts to determine the Policy Account Value of the Policy.

Policy Date – The date set forth in the Policy that is used to determine Policy Anniversaries, Policy Years and Policy Processing Days. The Policy Date is generally the same as the Policy Issue Date but may be another date mutually agreed upon by NLIC and the proposed Insured.
Policy Issue Date – The date on which the Policy is issued. It is used to measure suicide and contestable periods.
Policy Processing Day – The day in each calendar month which is the same day of the month as the Policy Date. The 1st Policy Processing Day is the Policy Date.
Policy Year – A year that starts on the Policy Date or on a Policy Anniversary.
Premium Class – The classification of the Insured for cost of insurance purposes. The standard classes are non-smoker and smoker. There also are classes with extra ratings.
Premium Expense Charge – The amount deducted from a premium payment which consists of the Premium Processing Charge, the Sales Charge, and the state and local premium tax charge.
Proceeds – The net amount to be paid to the Beneficiary when the Insured dies or when the Policy is surrendered.
SAI – The Statement of Additional Information ("SAI") that contains additional information regarding the Policy. The SAI is not a prospectus, and should be read together with the prospectus. To obtain a copy of the SAI, write or call the Service Center.
Special Premium Payment Single Premium – An amount used to determine whether the Owner is required to pay scheduled premiums to keep the Policy in full force.
Separate Account – The Nationwide Provident VLI Separate Account 1.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the Policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is NLIC’s mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is our NLIC’s operations processing facility.
Subaccount – A division of the Separate Account. The assets of each Subaccount are invested exclusively in a corresponding Portfolio that is part of one of the Funds.
Surrender Charge – The amount deducted from the Policy Account Value upon lapse or surrender of the Policy during the first nine Policy Years.
NLIC, Nationwide, or the company – Nationwide Life Insurance Company.
Valuation Day – Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to the Separate Account's portfolio of securities to materially affect the value of the Separate Account. As of the date of this prospectus, NLIC is open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.
Valuation Period – The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 pm, EST) and continuing until the close of business on the next Valuation Day. Each Valuation Period includes a Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.

Appendix A: Calculation of Net Investment Factor and Policy Account Value of the Policy
Following is a description of how the net investment factor is calculated and how the net investment factor is used to determine the Policy Account Value of the Policy.
Net Investment Factor
Each Separate Account has its own net investment factor. The net investment factor of the Separate Account for a Valuation Period is a divided by b, minus c, where:
(a)	is:
(1)	the value of the assets in the Separate Account for the preceding Valuation Period; plus
(2)	the investment income and capital gains, realized or unrealized, credited to those assets during the Valuation Period for which the net investment factor is being determined; minus
(3)	the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus
(4)	any amount charged against the Separate Account for taxes, or any amount NLIC sets aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Separate Account; and
(b)	is the value of the assets for the preceding Valuation Period; and
(c)	is a charge no greater than 0.60% per year (.001644% for each day in the Valuation Period) for mortality and expense risks.
The charge in c. is expressed as a percentage of assets in the Subaccount at the beginning of each day during the Valuation Period.
Calculation of Policy Account Value
When the first net scheduled premium is allocated to the Separate Account, the Policy Account Value of each Subaccount on the Policy Date will equal the Net Premium allocated to that Subaccount minus the first Monthly Deduction allocated to that Subaccount. Thereafter, on each Valuation Day, the Policy Account Value of each Subaccount will equal:
(1)	the Policy Account Value of the Subaccount on the previous Valuation Day times the net investment factor for the current Valuation Period; plus
(2)	any Net Premiums received during the current Valuation Period which are allocated to that Separate Account; plus
(3)	any Policy Account Value which, during the current Valuation Period:
(a)	is transferred to the Separate Account from the General Account when any loan amount is repaid, including interest credited to loaned amounts; and/or
(b)	is transferred to the Subaccount from another Subaccount when requested by the Owner; minus
(4)	any Policy Account Value which, during the current Valuation Period:
(a)	is transferred from the Separate Account to the General Account when the Owner borrows on the Policy or fails to pay interest when due; and/or
(b)	is transferred from the Subaccount to another Subaccount when requested by the Owner; plus
(5)	any dividends credited to the Separate Account during the current Valuation Period; minus
(6)	the Monthly Deductions allocated to the Separate Account during the current Valuation Period; minus
(7)	any partial withdrawals during the current Valuation Period which are allocated to the Separate Account.
The Policy Account Value of the Policy is equal to: (a) the sum of the Policy Account Value of each Subaccount; plus (b) the Policy Account Value in the General Account attributable to any outstanding policy loans.

Appendix B: Portfolio Information
This appendix contains information about the Funds in which the Subaccounts invest. The Funds in which the Subaccounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.

Alger Small Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (formerly, VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-688-5177
•	by mail to Nationwide Life Insurance Company
P.O. Box 182928
Columbus, OH 43218-2928
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-04460
Securities Act of 1933 Registration File No. 333-164118

Options
Nationwide Provident VLI Separate Account 1
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P. O. Box 182928
Columbus, OH 43218-2928
1-800-688-5177
TDD: 1-800-238-3035
1-888-677-7393
STATEMENT OF ADDITIONAL INFORMATION
Individual Modified Premium Variable Life Insurance Policy
This Statement of Additional Information ("SAI") contains additional information regarding the Individual Modified Premium Variable Life Insurance Policy offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2020 and the prospectuses for the mutual funds. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus. No information is incorporated by reference in this SAI.
The date of this Statement of Additional Information is May 1, 2020.

Additional Policy Information
The Policy
The Policy, Application(s), Policy's specification page, and any Riders are the entire contract. Only statements made in the Applications can be used to void the Policy or to deny a claim. Nationwide assumes that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. Nationwide relies on those statements when issuing or changing a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.
Right to Contest the Policy
In issuing the Policy, Nationwide relies on all statements made by or for the Owner and/or the Insured in the Application or in a supplemental Application. Therefore, Nationwide may contest the validity of the Policy based on material misstatements made in the Application (or any supplemental Application).
However, the Policy will not be contested after the Policy has been in force during the Insured's lifetime for two years from the Policy Issue Date. Likewise, any Policy change that requires Evidence of Insurability or any reinstatement of the Policy will not be contested after such change or reinstatement has been in effect during the Insured's lifetime for two years.
Misstatement of Age or Sex
If the Insured's age or sex has been misstated in the Application, the Death Benefit and any benefits provided by riders will be such as the most recent Monthly Deductions would have provided at the correct age and sex. No adjustment will be made to the Policy Account Value.
In the event of the Insured's suicide within two years from the Issue Date of the Policy (except where state law requires a shorter period) Nationwide's liability is limited to the payment to the Beneficiary of a sum equal to the premiums paid less any Policy loan and accrued interest and any partial withdrawals.
Assignment
The Owner may assign any and all rights under the Policy. No assignment binds Nationwide unless in writing and received by Nationwide at its Service Center. Nationwide assumes no responsibility for determining whether an assignment is valid and the extent of the assignee's interest. All assignments will be subject to any Policy loan, Policy liens, garnishments, court orders, or any previous assignments. The interest of any Beneficiary or other person will be subordinate to any assignment. A Beneficiary may not commute, encumber, or alienate Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee.
Beneficiary
The Beneficiary is designated in the Application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by written notice to Nationwide. Any Insurance Proceeds for which there is not a designated Beneficiary surviving at the Insured's death are payable in a single sum to the Insured's executors or administrators.
Change of Owner or Beneficiary
As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to Nationwide. If two or more persons are named as Beneficiaries, those surviving the Insured will share the Insurance Proceeds equally, unless otherwise stated. The change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by Nationwide. Nationwide will not be responsible for any payment made or action taken before it receives the written request. A change in the Policy's ownership may have federal income tax consequences.
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Premium Classes
NLIC currently places each Insured into one of two standard Premium Classes – nonsmoker and smoker – or into a Premium Class with extra ratings. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings. Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class.
Since the nonsmoker designation is not available for Insureds under Attained Age 22 (21 in Texas), shortly before an Insured attains age 22, NLIC will notify the Insured about possible classification as a nonsmoker and will send the Insured an Application for Change in Premium Class. If the Insured does not qualify as a nonsmoker or does not return the Application, cost of insurance rates will be based on the Premium Class shown in the Policy. However, if the Insured returns the Application and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.
Effect of Policy Loans
Policy loans, whether or not repaid, will have a permanent effect on the Policy Account Value, the Cash Surrender Value, and Net Cash Surrender Value and may permanently affect the Death Benefit under the Policy. The effect on the Policy Account Value and Death Benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy will be lower when the credited interest rate is less than the investment experience of assets held in the Subaccounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be. The death proceeds will be reduced by the amount of any outstanding Policy loan.
Delays in Payments of Policy Benefits
Insurance Proceeds under a Policy will ordinarily be paid to the Beneficiary within seven days after Nationwide receives proof of the Insured's death at its Service Center and all other requirements are satisfied. Insurance Proceeds will be paid in a single sum unless an alternative settlement option has been selected.
If Insurance Proceeds are payable in a single sum, interest at the annual rate of 3% or any higher rate declared by Nationwide or required by law is paid on the Insurance Proceeds from the date of death until payment is made.
Any amounts payable as a result of surrender, partial withdrawal, or Policy loan will ordinarily be paid within seven days of receipt of the payment request at Nationwide's Service Center in a form satisfactory to Nationwide.
Generally, the amount of a payment from the Subaccounts will be determined as of the date of receipt by Nationwide of all required documents. However, Nationwide may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of Nationwide policyholders. As to amounts allocated to the Guaranteed Account, Nationwide may defer payment of any withdrawal or surrender of Net Cash Surrender Value and the making of a loan for up to six months after Nationwide receives a payment request at its Service Center. Nationwide will pay interest, at a rate of 3% a year, on any payment Nationwide defers for 30 days or more as described above.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, Nationwide may be required to reject a premium payment. Nationwide also may be required to provide additional information about an Owner's account to government regulators. In addition, Nationwide also may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or Death Benefits, until instructions are received from the appropriate regulator.
The Owner may decide the form in which proceeds will be paid. During the Insured's lifetime, the Owner may arrange for the Insurance Proceeds to be paid in a lump sum or under a settlement option. These choices are also available upon surrender of the Policy for its Net Cash Surrender Value and for payment of the Policy Account Value on the Final Policy Date. If no election is made, payment will be made in a lump sum. The Beneficiary may also arrange for payment of the Insurance Proceeds in a lump sum or under a settlement option. If the Beneficiary is changed, any prior arrangements with respect to the payment option will be canceled.
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Charge Discounts for Sales to Certain Policies
The Policy is available for purchase by individuals, corporations, and other groups. Nationwide may reduce or waive certain charges (such as the premium expense charge, initial administrative charge, surrender charge, monthly administrative charge, monthly cost of insurance, or other charges) where the size or nature of such sales results in savings with respect to sales, underwriting, administrative, or other costs. Nationwide also may reduce or waive charges on Policies sold to its officers, directors, employees, or affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.
Generally, charges are reduced or waived based on a number of factors, including:
•	the number of Insureds;
•	the size of the group of purchasers;
•	the total Premium expected to be paid;
•	total assets under management for the Owner;
•	the nature of the relationship among individual Insureds;
•	the purpose for which the Policies are being purchased;
•	the expected persistency of individual Policies; and
•	any other circumstances which are rationally related to the expected reduction in expenses.
Reductions or waivers of charges will not discriminate unfairly among Policy Owners.
Settlement Options
In lieu of a single sum payment on death, Surrender, or maturity, one of the following settlement options may be elected. Payment under these settlement options will not be affected by the investment performance of any Subaccounts after proceeds are applied. As part of Nationwide's general account assets, settlement option proceeds may be subject to claims of creditors. Even if the death benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the Insured's death are taxable and payments under the settlement options generally include such earnings. Consult a tax advisor as to the tax treatment of payments under settlement options.
•	Proceeds at Interest Option. Proceeds are left on deposit to accumulate with Nationwide with interest payable at 12, 6, 3, or 1-month intervals.
•	Installments of a Specified Amount Option. Proceeds are payable in equal installments of the amount elected at 12, 6, 3, or 1- month intervals, until proceeds applied under the option and interest on the unpaid balance and any additional interest are exhausted.
•	Installments for a Specified Period Option. Proceeds are payable in a number of equal monthly installments. Alternatively, the installments may be paid at 12, 6, or 3-month intervals. Payments may be increased by additional interest, which would increase the installments certain.
•	Life Income Option. Proceeds are payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the option are exhausted.
•	Joint and Survivor Life Income Option. Proceeds are payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months.
A guaranteed interest rate of 3% per year applies to the above settlement options. Nationwide may declare additional rates of interest at its sole discretion. Nationwide may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates.
Policy Termination
The Policy will terminate on the earliest of:
•	the Final Policy Date;
•	the end of the Grace Period without a sufficient payment;
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•	the date the Insured dies; or
•	the date the Policy is surrendered.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Supplemental Benefits and Riders
Accelerated Death Benefit Rider
Applicants residing in states that have approved the Accelerated Death Benefit rider (the "ADBR") may generally elect to add it to their Policy at any time, subject to NLIC receiving satisfactory additional Evidence of Insurability. The ADBR is not yet available in all states and the terms under which it is available may vary from state to state. There is no assurance that the ADBR will be approved in all states or that it will be approved under the terms described herein.
The ADBR permits the Owner to receive, at his or her request and upon approval by NLIC, an accelerated payment of part of the Policy's Death Benefit generally when one of the following two events occurs:
(1)	Terminal Illness. The Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or
(2)	Permanent Confinement to a Nursing Care Facility. The Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.
There is no charge for adding the ADBR to a Policy. However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.
Tax Consequences of the Rider. The federal income tax consequences associated with adding the ADBR or receiving the accelerated death benefit are uncertain. Accordingly, Owners should consult a tax adviser before adding the ADBR to the Policy or requesting an accelerated death benefit.
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Amount of the Accelerated Death Benefit. The ADBR provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the eligible Death Benefit less 25% of any outstanding policy loans and accrued interest. The ADBR also restricts the total of the accelerated death benefits paid from all life insurance policies issued to an Owner by NLIC and its subsidiaries to $250,000. This $250,000 maximum may be increased, as provided in the ADBR, to reflect inflation. The term eligible Death Benefit under the ADBR means:
The Proceeds payable under a Policy if the Insured died at the time a claim for an accelerated death benefit is approved by NLIC, minus:
(1)	any dividend accumulations;
(2)	any dividends due and not paid;
(3)	any dividend payable at death if the Insured died at such time;
(4)	any premium refund payable at death if the Insured died at such time; and
(5)	any insurance payable under the terms of any other rider attached to a Policy.
An Owner must submit written notice to request the accelerated death benefit. The Owner may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay premiums and policy loan interest. There are no restrictions on the Owner's use of the benefit. An Owner may elect to receive the accelerated death benefit as a lump sum or in 12 or 24 equal monthly installments. If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Proceeds under the Policy will be paid to the Beneficiary in a lump sum.
Conditions for Receipt of the Accelerated Death Benefit. In order to receive an accelerated death benefit payment, a Policy must be in force other than as Extended Term Insurance and an Owner must submit due proof of eligibility and a completed claim form to NLIC at its Service Center. Due proof of eligibility means a written certification (described more fully in the ADBR), in a form acceptable to NLIC, from a treating physician stating that the Insured has a terminal illness or is expected to be permanently confined in a nursing care facility. NLIC may request additional medical information from an Owner's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment the accelerated death benefit. NLIC will not approve a claim for an accelerated death benefit payment if a Policy is assigned in whole or in part, if the terminal illness or permanent confinement is the result of intentionally self-inflicted injury or if the Owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit.
Operation of the Rider. The accelerated death benefit is made in the form of a policy loan up to the amount of the maximum loan available under a Policy at the time the claim is approved, resulting in a policy loan being made in the amount of the requested benefit. This policy loan operates as would any loan under the Policy. To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to the Owner and a lien will be placed on the Death Benefit payable under the Policy (the "Death Benefit lien") in the amount of this advance. Interest will accrue daily, at a rate determined as described in the ADBR, on the amount of this advance and upon the death of the Insured the amount of the advance and accrued interest thereon is subtracted from the amount of Proceeds at death.
Effect on Existing Policy. The Proceeds at death otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any Death Benefit lien and accrued interest thereon. In addition, if the Owner makes a request for a surrender, a policy loan, or a withdrawal of excess Policy Account Value, the Policy's Net Cash Surrender Value and Loan Value will be reduced by the amount of any outstanding Death Benefit lien plus accrued interest. Therefore, depending upon the size of the Death Benefit lien, this may result in the Net Cash Surrender Value and the Loan Value being reduced to zero. Premiums and policy loan interest must be paid when due. However, if requested with the accelerated death benefit claim, future periodic planned premiums and policy loan interest may be paid automatically through additional accelerated death benefits. In addition to lapse under the applicable provisions of the Policy, a Policy will also terminate on any Policy Anniversary when the Death Benefit lien exceeds the Proceeds.
Other Riders
In addition to the ADBR, the following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued. The cost of each rider is included in the Monthly Deductions.
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•	Disability Waiver of Premium. Providing that in the event of the Insured's total disability before the Policy Anniversary nearest the Insured's 60th birthday and continuing for at least 90 days (where permitted), NLIC will waive all scheduled premiums after the commencement and during the continuance of such disability. NLIC may offer a 180 day extended waiting period for certain Insureds who do not qualify for the normal 90 day period.
•	Accidental Death Benefit. Providing for an additional fixed amount of Death Benefit in the event the Insured dies from accidental bodily injury before the Policy Anniversary nearest the Insured's 70th birthday.
•	Guaranteed Purchase Option. Providing that the Owner may purchase additional insurance on the Insured's life at specified times without Evidence of Insurability and under certain other circumstances.
Illustrations
Before you purchase the Policy and after the first Policy Anniversary, upon your request, you may ask for an illustration of future benefits under the Policy based upon the proposed Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested. Illustrations are provided free of charge.
Performance Data
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Standard & Poor's
"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Nationwide and the Nationwide Variable Insurance Trust. Neither the Policy nor the S&P 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").
S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Nationwide and Nationwide Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to Nationwide, Nationwide Variable Insurance Trust, the Policy, or the S&P 500 Index Fund. S&P has no obligation to take the
7

needs of Nationwide, Nationwide Variable Insurance Trust, or the Owners of the Policy or the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the S&P 500 Index Fund or the timing of the issuance or sale of the Policy or the S&P 500 Index Fund or in the determination or calculation of the equation by which the Policy or the S&P 500 Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the S&P 500 Index Fund.
S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Nationwide, Nationwide Variable Insurance Trust, Owners of the Policy and the S&P 500 Index Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Additional Information
Potential Conflicts of Interest
Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with Nationwide or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interest of Owners whose Policy Account Values are allocated to the Subaccounts and of owners of other contracts or policies whose values are allocated to one or more other separate accounts investing in any one of the Portfolios.
Shares of some of the Funds may also be sold directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interest of Owners or owners of other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Nationwide will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.
Policies Issued in Conjunction with Employee Benefit Plans
Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class. Illustrations reflecting the Premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female Insureds.
Legal Developments Regarding Unisex Actuarial Tables
In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983.
Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states that require "unisex" policies (currently Montana) and EBS Policies are based upon actuarial tables, which distinguish between men and women, and, thus, the Policy provides different benefits to men and women of the same
8

age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.
Safekeeping of Account Assets
Nationwide holds the Separate Account's assets physically segregated and apart from the general account. Nationwide maintains records of all purchases and sale of Portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering our officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).
Reports to Owners
At least once each year, Nationwide will send an Owner a report showing the following information as of the end of the report period:
•	the current Policy Account Value, Guaranteed Account value, Subaccount values, and Loan Account value;
•	the current Net Cash Surrender Value;
•	the current death benefit;
•	the current amount of any Indebtedness;
•	any activity since the last report (e.g., Premiums paid, partial withdrawals, charges and deductions); and
•	any other information required by law.
Nationwide currently sends these reports quarterly. In addition, Nationwide will send a statement showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing), the taking of a loan, the repayment of a loan, a partial withdrawal, and the payment of any Premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).
Similar reports can be prepared at other times for a reasonable fee. Nationwide reserves the right to limit the scope and frequency of these requested reports.
Nationwide will send a semi-annual report containing the financial statements of each Portfolio in which an Owner is invested.
Records
Nationwide will maintain all records relating to the Separate Account and the Guaranteed Account at the Service Center.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Provident VLI Separate Account 1 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 20, 2020 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Additional Information about the Company
Nationwide Life Insurance Company ("Nationwide") is a stock life insurance company organized under Ohio law in March 1929, with its Main Administrative Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia
9

and Puerto Rico. Nationwide is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company ("NMIC") and all of its subsidiaries and affiliates. Nationwide is a wholly owned subsidiary of Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide is an indirect wholly owned subsidiary, and NFS a direct wholly owned subsidiary, of NMIC.
On January 1, 2009, NFS became a private wholly owned subsidiary of NMIC. NFS is the holding company of Nationwide and other companies that comprise the retirement savings operations of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $197 billion as of December 31, 2015.
Before January 1, 2010, the Policies were issued by Nationwide Life Insurance Company of America ("NLICA"), at that time a wholly owned subsidiary of NFS. NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company ("PMLIC"). On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to Nationwide Life Insurance Company of America, and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization. Effective following the close of business on December 31, 2009, NLICA merged with and into Nationwide, and Nationwide was the surviving company.
Nationwide submits annual statements on our operations and finances to insurance officials in all states and jurisdictions in which it does business. Nationwide has filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.
Nationwide intends to reinsure a portion of the risks assumed under the Policies.
Underwriters
The current distributor of the Policies is Nationwide Investment Services Corporation ("NISC") located at One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. Until May 1, 2009, the Policies were distributed by Nationwide Securities, LLC ("NSLLC") (formerly, 1717 Capital Management Company), located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned indirect subsidiary of Nationwide.
The Policies were sold on a continuous basis until December 31, 2008, by licensed insurance agents in those states where the Policies could lawfully be sold. Beginning January 1, 2009, no new policies will be sold, but agents may continue to accept additional premium on existing Policies. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").
Gross first year commissions paid by Nationwide on the sale of these Policies provided by NISC are approximately 91% of the target premium plus 2% of any excess premium payments. Nationwide pays gross renewal commissions in years two through 10 on the sale of the Policies provided by NISC that will not exceed 2% of actual premium payment, and will be 0% in policy years 11 and thereafter. Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.
NISC received no compensation as principal underwriter of variable life insurance policies and variable annuity contracts offered by insurance company subsidiaries of Nationwide Financial Services, Inc. for each of this Variable Account’s last three fiscal years.
Additional Information about the Separate Account
On October 1, 2002, in connection with the sponsored demutualization (whereby NLICA converted from a mutual insurance company to a stock life insurance company, became a wholly-owned subsidiary of NFS, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.
Other Information
A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, DC 20549.
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Financial Statements
All financial statements included in the SAI should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
11

NATIONWIDE
PROVIDENT
VLI SEPARATE ACCOUNT 1

Annual Report
to
Contract Owners
December 31, 2019

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Provident VLI Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VLI Separate Account 1 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio
March 27, 2020

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
ALGER AMERICAN FUNDS
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)(1)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP) (1)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC) (1)
FEDERATED INVESTORS
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

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FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2) (1)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS) (1)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI) (1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC) (1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB) (1)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

3

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV (TRF4)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV (GVDIV4)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

4

NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
PIMCO FUNDS
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of operations for the period from January 1, 2019 to September 16, 2019 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation) and the year ended December 31, 2018.

NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statements of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation).

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Tail Risk Fund II: Primary Shares (FVCA2P)

5

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

6

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

 December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity

ALVGIA	82,413	$2,393,320	$2,497,107	$-	$2,497,107	$1,502	$2,495,605
ALVSVA	135,103	2,598,958	2,419,692	635	2,420,327	-	2,420,327
AASCO	961,275	23,373,700	27,578,992	911	27,579,903	-	27,579,903
ACVIG	222,852	2,083,263	2,232,975	-	2,232,975	1,617	2,231,358
ACVIP2	122,308	1,267,421	1,254,883	721	1,255,604	-	1,255,604
ACVI	10,802	114,411	124,220	1,201	125,421	-	125,421
ACVMV1	75,532	1,476,967	1,561,998	105	1,562,103	-	1,562,103
ACVU1	11,155	192,894	233,476	-	233,476	1,097	232,379
MLVGA2	85,141	1,410,327	1,452,510	-	1,452,510	29	1,452,481
DVSCS	641,165	10,824,320	12,220,610	2,105	12,222,715	-	12,222,715
DSIF	206,318	8,686,426	12,368,744	1,690	12,370,434	-	12,370,434
DCAP	70,786	2,871,521	3,026,802	-	3,026,802	608	3,026,194
DSC	23,128	1,064,894	966,305	3	966,308	-	966,308
FVU2	5,463	57,429	61,726	69	61,795	-	61,795
FQB	219,427	2,424,175	2,481,714	368	2,482,082	-	2,482,082
FEIP	3,566,674	74,495,187	84,779,840	904	84,780,744	-	84,780,744
FHIP	1,786,201	9,410,583	9,699,074	-	9,699,074	1,410	9,697,664
FAMP	1,730,654	26,102,987	26,357,859	-	26,357,859	557	26,357,302
FNRS2	50,515	937,035	800,152	-	800,152	81	800,071
FEIS	282,223	5,993,058	6,668,933	56	6,668,989	-	6,668,989
FF10S	4,460	55,800	59,761	87	59,848	-	59,848
FF20S	159,353	1,981,838	2,224,569	-	2,224,569	31	2,224,538
FF30S	254,150	3,263,510	3,875,787	-	3,875,787	140	3,875,647
FGP	2,046,607	100,179,068	161,866,117	5,674	161,871,791	-	161,871,791
FGS	62,536	3,305,972	4,921,577	-	4,921,577	35	4,921,542
FIGBP	1,640,811	21,109,435	21,609,475	-	21,609,475	1,123	21,608,352
FIGBS	127,786	1,626,220	1,663,769	-	1,663,769	50	1,663,719
FMCS	299,184	9,757,169	9,750,403	323	9,750,726	-	9,750,726
FOP	1,325,226	26,907,703	30,652,485	-	30,652,485	523	30,651,962
FOS	172,034	3,465,826	3,961,939	-	3,961,939	20	3,961,919
FVSS	153,094	2,021,155	2,031,561	-	2,031,561	335	2,031,226
FTVRDI	268,824	7,044,128	7,500,193	-	7,500,193	568	7,499,625
FTVSVI	333,311	6,018,415	5,242,989	1,689	5,244,678	-	5,244,678
FTVDM2	101,345	843,842	1,085,410	31	1,085,441	-	1,085,441
TIF	46,339	669,203	659,400	1,112	660,512	-	660,512
FTVGI2	77,764	1,356,820	1,241,894	-	1,241,894	39	1,241,855
FTVFA2	10,191	69,344	69,399	19	69,418	-	69,418
ACEG	8,577	516,515	575,935	-	575,935	1,109	574,826
AVBVI	50,985	302,897	285,516	-	285,516	307	285,209
IVKMG1	434,158	2,113,887	2,370,505	767	2,371,272	-	2,371,272
OVGS	297,314	11,833,739	12,650,727	1,018	12,651,745	-	12,651,745
OVGI	100,992	2,913,051	2,973,191	-	2,973,191	1,394	2,971,797
OVSC	44,205	1,048,413	1,030,857	-	1,030,857	222	1,030,635
OVSB	94,560	478,372	469,963	306	470,269	-	470,269
WRASP	22,090	206,529	209,859	-	209,859	94	209,765
JABS	75,092	2,586,019	3,131,350	-	3,131,350	1,321	3,130,029
JACAS	172,810	6,078,856	7,176,784	-	7,176,784	2,653	7,174,131
JAGTS	210,518	2,196,857	3,164,093	-	3,164,093	1,842	3,162,251
JAIGS	99,937	3,173,657	3,187,974	-	3,187,974	1,138	3,186,836
MV2IGI	133,685	2,357,183	3,018,608	343	3,018,951	-	3,018,951
MVFIC	147,972	2,800,293	3,100,023	-	3,100,023	380	3,099,643
MVIVSC	62,363	1,524,586	1,837,831	-	1,837,831	337	1,837,494
MSVFI	78,608	847,078	889,052	341	889,393	-	889,393
MSEM	12,948	103,508	99,438	-	99,438	594	98,844

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

 December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity

MSVRE	25,839	519,305	566,642	1,474	568,116	-	568,116
GBF	48,650	531,001	528,821	-	528,821	24	528,797
GBF4	956,877	10,551,110	10,391,681	3,119	10,394,800	-	10,394,800
MSBF	137,143	1,262,834	1,253,482	-	1,253,482	826	1,252,656
HIBF	212,382	1,408,092	1,382,608	-	1,382,608	26	1,382,582
GVABD2	13,424	154,544	158,540	6	158,546	-	158,546
NVLCP1	465	5,270	5,359	26	5,385	-	5,385
NVCBD1	22,501	243,334	247,731	-	247,731	5	247,726
NVSTB2	66,594	686,323	683,917	64	683,981	-	683,981
SAM4	20,212,517	20,212,517	20,212,517	-	20,212,517	1,136	20,211,381
NVMLG1	379,525	4,683,111	4,706,105	1,008	4,707,113	-	4,707,113
NVMLV1	400,636	3,893,906	3,128,968	110	3,129,078	-	3,129,078
NVMMG1	5,975,498	64,628,625	59,217,190	2,286	59,219,476	-	59,219,476
NVMIG1	117,481	1,314,586	1,322,840	-	1,322,840	64	1,322,776
NVRE1	526,775	3,686,452	4,124,651	-	4,124,651	41	4,124,610
NVMMV2	568,331	5,628,696	4,569,383	-	4,569,383	150	4,569,233
NVNMO1	1,407,374	14,015,724	16,578,871	1,223	16,580,094	-	16,580,094
NVNSR2	14,428	185,891	192,611	99	192,710	-	192,710
NVAMV1	411,789	6,623,225	6,329,202	1,204	6,330,406	-	6,330,406
NVOLG1	7,949,111	142,512,132	141,176,218	3,815	141,180,033	-	141,180,033
NVTIV3	22,432	253,558	232,615	250	232,865	-	232,865
TRF4	5,805,779	62,794,584	134,461,852	-	134,461,852	7,194	134,454,658
EIF4	811,161	10,830,718	16,150,215	2,903	16,153,118	-	16,153,118
SCGF	134,984	2,337,431	2,157,039	914	2,157,953	-	2,157,953
SCF4	1,034,910	20,062,935	17,593,464	2,172	17,595,636	-	17,595,636
GEM	220,945	2,523,970	2,971,716	1,824	2,973,540	-	2,973,540
GIG	14,417	149,559	156,859	-	156,859	44	156,815
NVIE6	25,334	249,237	273,103	-	273,103	44	273,059
SCVF4	2,115,967	23,089,918	17,752,959	-	17,752,959	93	17,752,866
GVAGG2	59,368	1,796,348	1,973,406	105	1,973,511	-	1,973,511
GVAGR2	19,708	1,573,422	1,725,817	-	1,725,817	162	1,725,655
GVAGI2	19,527	1,029,406	1,097,403	82	1,097,485	-	1,097,485
GVDIVI	1,662,073	16,558,064	13,097,136	-	13,097,136	313	13,096,823
GVDIV4	754,221	7,162,667	5,950,806	720	5,951,526	-	5,951,526
MCIF	261,955	5,935,781	5,652,990	1,252	5,654,242	-	5,654,242
GVEX4	8,536,485	97,509,879	167,998,031	1,811	167,999,842	-	167,999,842
GVIDA	448,744	5,482,642	5,564,431	-	5,564,431	1,622	5,562,809
GVDMA	1,701,300	21,325,152	21,283,262	-	21,283,262	578	21,282,684
GVIDM	3,268,940	37,952,105	37,919,704	3,345	37,923,049	-	37,923,049
GVDMC	273,992	3,071,340	2,926,234	132	2,926,366	-	2,926,366
GVIDC	106,576	1,093,543	1,063,631	565	1,064,196	-	1,064,196
GVAAA2	52,255	1,297,717	1,366,469	64	1,366,533	-	1,366,533
NVCRA1	47,361	452,987	461,769	65	461,834	-	461,834
NVCMA1	16,162	149,444	141,583	-	141,583	14	141,569
NVCCA1	4,957	53,431	49,475	31	49,506	-	49,506
NVCMD1	45,984	491,893	468,120	30	468,150	-	468,150
NVCRB1	1,945	21,240	20,382	13	20,395	-	20,395
NVCMC1	424	4,499	4,361	-	4,361	86	4,275
NVCCN1	854	8,650	8,690	-	8,690	63	8,627
NVDBL2	6,720	107,683	102,554	5	102,559	-	102,559
NVDCA2	819	14,391	14,293	76	14,369	-	14,369
AMTB	545,351	5,847,809	5,764,358	-	5,764,358	20	5,764,338
AMCG	5,552	131,444	165,239	-	165,239	2,175	163,064
AMMCGS	22,461	527,747	609,580	-	609,580	440	609,140

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

 December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity

AMSRS	134,425	3,467,098	3,614,692	-	3,614,692	401	3,614,291
PMVFBA	8,508	87,281	85,501	-	85,501	56	85,445
PMVLDA	50,999	522,201	520,192	-	520,192	50	520,142
PMVTRA	73,058	793,131	805,099	333	805,432	-	805,432
PVEIB	16,733	407,519	449,779	24	449,803	-	449,803
PVGOB	37,900	317,290	427,516	816	428,332	-	428,332
PVTIGB	5,229	69,684	78,380	1,007	79,387	-	79,387
TRHS2	73,594	2,924,439	3,494,253	120	3,494,373	-	3,494,373
VWBF	326,202	2,927,646	2,841,217	382	2,841,599	-	2,841,599
VWEM	1,253,666	15,637,379	18,980,502	-	18,980,502	320	18,980,182
VWHA	207,904	5,295,000	3,958,485	716	3,959,201	-	3,959,201
VVEI	155,889	3,250,879	3,767,837	38	3,767,875	-	3,767,875
VVHYB	217,077	1,679,671	1,777,860	-	1,777,860	126	1,777,734
VVMCI	274,295	5,051,988	6,591,307	-	6,591,307	274	6,591,033
VVHGB	128,320	1,523,167	1,566,792	71	1,566,863	-	1,566,863
SVDF	22,963	677,105	754,347	963	755,310	-	755,310
SVOF	12,350	309,044	329,510	446	329,956	-	329,956
WFVSCG	13,094	145,807	129,766	-	129,766	170	129,596
Total (unaudited)			$1,297,505,964	$56,187	$1,297,562,151	$37,673	$1,297,524,478

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	Total (unaudited)	ALVGIA	ALVSVA	AASCO	ACVIG	ACVIP2	ACVI	ACVMV1
Reinvested dividends	$21,647,484	29,690	14,296	-	44,162	27,213	1,660	29,301
Mortality and expense risk charges (note 3)	(8,188,231)	(16,917)	(16,963)	(179,611)	(15,413)	(8,228)	(949)	(9,873)
Net investment income (loss)	13,459,253	12,773	(2,667)	(179,611)	28,749	18,985	711	19,428
Realized gain (loss) on investments	32,041,664	63,880	(70,112)	(99,191)	60,757	(19,635)	(5,143)	11,807
Change in unrealized gain (loss) on investments	131,852,573	159,395	222,392	5,244,830	160,994	92,457	30,855	168,677
Net gain (loss) on investments	163,894,237	223,275	152,280	5,145,639	221,751	72,822	25,712	180,484
Reinvested capital gains	111,417,465	252,136	266,752	1,463,862	183,004	-	9,968	146,759
Net increase (decrease) in contract owners' equity resulting from operations	$288,770,955	488,184	416,365	6,429,890	433,504	91,807	36,391	346,671

Investment Activity:	ACVU1	MLVGA2	DVSCS	DSIF	DCAP	DSC	FVU2	FQB
Reinvested dividends	$-	16,046	101,607	197,291	32,711	-	1,338	65,105
Mortality and expense risk charges (note 3)	(1,250)	(10,485)	(84,998)	(83,602)	(20,485)	(5,870)	(449)	(16,999)
Net investment income (loss)	(1,250)	5,561	16,609	113,689	12,226	(5,870)	889	48,106
Realized gain (loss) on investments	3,023	7,303	397,218	544,178	(14,968)	(6,130)	(169)	(16,810)
Change in unrealized gain (loss) on investments	31,667	156,235	827,389	1,738,477	527,825	22,280	10,050	159,980
Net gain (loss) on investments	34,690	163,538	1,224,607	2,282,655	512,857	16,150	9,881	143,170
Reinvested capital gains	22,351	47,412	969,570	571,135	312,879	157,621	-	85
Net increase (decrease) in contract owners' equity resulting from operations	$55,791	216,511	2,210,786	2,967,479	837,962	167,901	10,770	191,361

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	FEIP	FHIP	FAMP	FNRS2	FEIS	FF10S	FF20S	FF30S
Reinvested dividends	$1,600,783	489,099	448,758	14,986	120,231	1,179	41,802	68,707
Mortality and expense risk charges (note 3)	(530,229)	(62,662)	(165,839)	(6,240)	(46,705)	(664)	(14,689)	(25,614)
Net investment income (loss)	1,070,554	426,437	282,919	8,746	73,526	515	27,113	43,093
Realized gain (loss) on investments	3,122,268	(29,670)	587,779	(79,167)	82,063	5,473	44,189	78,344
Change in unrealized gain (loss) on investments	9,400,139	863,197	2,119,839	152,254	881,194	3,458	176,956	479,590
Net gain (loss) on investments	12,522,407	833,527	2,707,618	73,087	963,257	8,931	221,145	557,934
Reinvested capital gains	5,115,077	-	1,060,899	541	396,573	4,044	111,363	117,484
Net increase (decrease) in contract owners' equity resulting from operations	$18,708,038	1,259,964	4,051,436	82,374	1,433,356	13,490	359,621	718,511

Investment Activity:	FGP	FGS	FIGBP	FIGBS	FMCS	FOP	FOS	FVSS
Reinvested dividends	$392,286	7,494	572,248	41,985	75,173	494,699	60,815	29,785
Mortality and expense risk charges (note 3)	(990,702)	(34,211)	(144,962)	(12,026)	(67,592)	(191,184)	(27,292)	(13,533)
Net investment income (loss)	(598,416)	(26,717)	427,286	29,959	7,581	303,515	33,523	16,252
Realized gain (loss) on investments	7,074,040	262,356	52,388	(3,837)	(27,336)	107,418	11,567	54,207
Change in unrealized gain (loss) on investments	26,901,297	760,622	1,330,167	107,131	868,775	5,296,525	674,880	285,675
Net gain (loss) on investments	33,975,337	1,022,978	1,382,555	103,294	841,439	5,403,943	686,447	339,882
Reinvested capital gains	9,166,370	277,000	-	-	1,059,359	1,018,520	127,978	175,257
Net increase (decrease) in contract owners' equity resulting from operations	$42,543,291	1,273,261	1,809,841	133,253	1,908,379	6,725,978	847,948	531,391

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	FTVRDI	FTVSVI	FTVDM2	TIF	FTVGI2	FTVFA2	ACEG	AVBVI
Reinvested dividends	$104,465	63,534	9,891	17,441	88,779	2,300	-	460
Mortality and expense risk charges (note 3)	(48,998)	(35,215)	(7,355)	(5,379)	(8,712)	(485)	(3,688)	(1,520)
Net investment income (loss)	55,467	28,319	2,536	12,062	80,067	1,815	(3,688)	(1,060)
Realized gain (loss) on investments	128,277	(42,975)	(12,092)	(93,621)	(12,073)	(521)	20,207	(23,460)
Change in unrealized gain (loss) on investments	500,824	355,520	245,487	165,409	(51,841)	5,482	59,323	42,020
Net gain (loss) on investments	629,101	312,545	233,395	71,788	(63,914)	4,961	79,530	18,560
Reinvested capital gains	1,058,486	797,739	-	8,901	-	4,240	75,527	40,658
Net increase (decrease) in contract owners' equity resulting from operations	$1,743,054	1,138,603	235,931	92,751	16,153	11,016	151,369	58,158

Investment Activity:	IVKMG1	OVGS	OVGI	OVSC	OVSB	WRASP	JABS	JACAS
Reinvested dividends	$-	106,156	29,890	2,027	17,019	4,268	50,729	1,470
Mortality and expense risk charges (note 3)	(16,110)	(86,563)	(20,488)	(7,093)	(3,337)	(1,591)	(20,661)	(47,350)
Net investment income (loss)	(16,110)	19,593	9,402	(5,066)	13,682	2,677	30,068	(45,880)
Realized gain (loss) on investments	26,973	16,223	24,498	(32,704)	(10,194)	(12,930)	132,113	43,326
Change in unrealized gain (loss) on investments	257,667	1,422,007	253,095	172,093	40,562	41,968	348,836	1,365,456
Net gain (loss) on investments	284,640	1,438,230	277,593	139,389	30,368	29,038	480,949	1,408,782
Reinvested capital gains	326,619	1,676,806	449,958	93,597	-	8,154	81,626	546,070
Net increase (decrease) in contract owners' equity resulting from operations	$595,149	3,134,629	736,953	227,920	44,050	39,869	592,643	1,908,972

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	JAGTS	JAIGS	MV2IGI	MVFIC	MVIVSC	MSVFI	MSEM	MSVRE
Reinvested dividends	$11,484	53,731	17,256	61,726	25,725	37,282	6,561	11,611
Mortality and expense risk charges (note 3)	(19,163)	(20,454)	(19,907)	(20,244)	(10,889)	(6,147)	(787)	(3,832)
Net investment income (loss)	(7,679)	33,277	(2,651)	41,482	14,836	31,135	5,774	7,779
Realized gain (loss) on investments	190,725	(45,136)	73,632	85,468	37,513	12,600	(4,830)	13,827
Change in unrealized gain (loss) on investments	623,598	691,631	626,247	465,902	268,520	46,293	14,652	58,280
Net gain (loss) on investments	814,323	646,495	699,879	551,370	306,033	58,893	9,822	72,107
Reinvested capital gains	190,661	-	230,535	129,914	53,927	-	-	23,080
Net increase (decrease) in contract owners' equity resulting from operations	$997,305	679,772	927,763	722,766	374,796	90,028	15,596	102,966

Investment Activity:	GBF	GBF4	MSBF	HIBF	GVABD2	NVLCP1	NVCBD1	NVSTB2
Reinvested dividends	$11,679	233,897	58,841	76,158	2,627	169	7,290	14,683
Mortality and expense risk charges (note 3)	(3,717)	(65,167)	(8,138)	(9,488)	(1,082)	(37)	(1,762)	(4,422)
Net investment income (loss)	7,962	168,730	50,703	66,670	1,545	132	5,528	10,261
Realized gain (loss) on investments	(352)	(123,090)	(9,277)	(9,462)	652	2	41	(2,238)
Change in unrealized gain (loss) on investments	18,455	504,732	52,396	117,227	8,611	303	13,716	12,060
Net gain (loss) on investments	18,103	381,642	43,119	107,765	9,263	305	13,757	9,822
Reinvested capital gains	-	-	-	-	466	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$26,065	550,372	93,822	174,435	11,274	437	19,285	20,083

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	SAM4	NVMLG1	NVMLV1	NVMMG1	NVMIG1	NVRE1	NVMMV2	NVNMO1
Reinvested dividends	$385,652	180,241	641,195	-	15,149	67,219	98,423	100,808
Mortality and expense risk charges (note 3)	(146,129)	(31,312)	(20,037)	(375,232)	(8,790)	(28,891)	(32,225)	(102,620)
Net investment income (loss)	239,523	148,929	621,158	(375,232)	6,359	38,328	66,198	(1,812)
Realized gain (loss) on investments	-	61,764	(46,256)	1,721,033	(17,264)	(52,413)	(241,189)	392,951
Change in unrealized gain (loss) on investments	-	320,306	(164,199)	1,040,544	274,231	1,008,691	293,742	2,084,351
Net gain (loss) on investments	-	382,070	(210,455)	2,761,577	256,967	956,278	52,553	2,477,302
Reinvested capital gains	-	572,186	218,117	14,284,982	78,642	-	789,251	1,260,565
Net increase (decrease) in contract owners' equity resulting from operations	$239,523	1,103,185	628,820	16,671,327	341,968	994,606	908,002	3,736,055

Investment Activity:	NVNSR2	NVAMV1	NVOLG1	NVTIV3	TRF4	EIF4	SCGF	SCF4
Reinvested dividends	$1,333	157,873	2,230,617	5,270	1,485,151	274,524	-	13,256
Mortality and expense risk charges (note 3)	(1,331)	(41,499)	(881,194)	(1,674)	(719,988)	(105,837)	(14,363)	(115,737)
Net investment income (loss)	2	116,374	1,349,423	3,596	765,163	168,687	(14,363)	(102,481)
Realized gain (loss) on investments	3,865	43,284	3,058,714	(14,254)	4,316,964	1,163,086	(79,111)	574,490
Change in unrealized gain (loss) on investments	18,587	541,172	1,788,603	11,834	20,463,579	1,661,502	151,276	1,301,806
Net gain (loss) on investments	22,452	584,456	4,847,317	(2,420)	24,780,543	2,824,588	72,165	1,876,296
Reinvested capital gains	17,846	650,567	33,873,519	20,943	5,388,020	591,069	538,570	1,900,992
Net increase (decrease) in contract owners' equity resulting from operations	$40,300	1,351,397	40,070,259	22,119	30,933,726	3,584,344	596,372	3,674,807

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	GEM	GIG	NVIE6	SCVF4	GVAGG2	GVAGR2	GVAGI2	GVDIVI
Reinvested dividends	$67,356	4,413	6,095	184,569	11,982	5,594	13,057	2,870,122
Mortality and expense risk charges (note 3)	(19,916)	(1,115)	(1,749)	(120,814)	(13,901)	(11,356)	(7,254)	(82,945)
Net investment income (loss)	47,440	3,298	4,346	63,755	(1,919)	(5,762)	5,803	2,787,177
Realized gain (loss) on investments	29,423	(282)	11,647	293,157	78,588	60,447	11,453	(199,003)
Change in unrealized gain (loss) on investments	479,656	16,982	17,044	(2,910,361)	296,224	103,883	101,885	(1,290,173)
Net gain (loss) on investments	509,079	16,700	28,691	(2,617,204)	374,812	164,330	113,338	(1,489,176)
Reinvested capital gains	-	6,348	11,391	5,426,378	156,858	228,917	90,046	504,068
Net increase (decrease) in contract owners' equity resulting from operations	$556,519	26,346	44,428	2,872,929	529,751	387,485	209,187	1,802,069

Investment Activity:	GVDIV4	MCIF	GVEX4	GVIDA	GVDMA	GVIDM	GVDMC	GVIDC
Reinvested dividends	$1,315,855	70,864	3,183,707	104,890	421,129	798,370	62,333	22,638
Mortality and expense risk charges (note 3)	(38,126)	(38,020)	(1,042,638)	(38,103)	(151,628)	(232,969)	(19,904)	(7,657)
Net investment income (loss)	1,277,729	32,844	2,141,069	66,787	269,501	565,401	42,429	14,981
Realized gain (loss) on investments	(134,284)	127,149	6,596,551	134,922	591,892	754,858	(1,284)	(7,851)
Change in unrealized gain (loss) on investments	(490,928)	141,380	25,312,537	402,482	1,110,240	1,062,552	143,770	61,105
Net gain (loss) on investments	(625,212)	268,529	31,909,088	537,404	1,702,132	1,817,410	142,486	53,254
Reinvested capital gains	242,392	850,544	6,516,533	457,008	1,905,456	3,297,844	145,775	21,168
Net increase (decrease) in contract owners' equity resulting from operations	$894,909	1,151,917	40,566,690	1,061,199	3,877,089	5,680,655	330,690	89,403

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	GVAAA2	NVCRA1	NVCMA1	NVCCA1	NVCMD1	NVCRB1	NVCMC1	NVCCN1
Reinvested dividends	$22,195	12,965	4,058	1,366	12,509	512	115	225
Mortality and expense risk charges (note 3)	(9,536)	(3,411)	(1,052)	(342)	(3,213)	(137)	(28)	(63)
Net investment income (loss)	12,659	9,554	3,006	1,024	9,296	375	87	162
Realized gain (loss) on investments	9,874	(11,468)	(7,570)	(63)	(7,111)	(181)	(22)	(122)
Change in unrealized gain (loss) on investments	115,237	62,183	18,256	2,680	31,730	1,184	245	625
Net gain (loss) on investments	125,111	50,715	10,686	2,617	24,619	1,003	223	503
Reinvested capital gains	92,518	34,943	13,783	4,266	32,609	1,193	208	163
Net increase (decrease) in contract owners' equity resulting from operations	$230,288	95,212	27,475	7,907	66,524	2,571	518	828

Investment Activity:	NVDBL2	NVDCA2	AMTB	AMCG	AMMCGS	AMSRS	PMVFBA	PMVLDA
Reinvested dividends	$2,139	288	110,875	-	-	14,424	1,672	14,753
Mortality and expense risk charges (note 3)	(737)	(98)	(38,466)	(983)	(3,970)	(16,666)	(626)	(4,007)
Net investment income (loss)	1,402	190	72,409	(983)	(3,970)	(2,242)	1,046	10,746
Realized gain (loss) on investments	(377)	73	(19,898)	5,156	23,648	214,059	(1,360)	(723)
Change in unrealized gain (loss) on investments	6,287	1,015	115,070	28,036	97,023	7,746	5,348	7,136
Net gain (loss) on investments	5,910	1,088	95,172	33,192	120,671	221,805	3,988	6,413
Reinvested capital gains	5,850	981	-	10,996	40,520	192,136	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$13,162	2,259	167,581	43,205	157,221	411,699	5,034	17,159

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	PMVTRA	PVEIB	PVGOB	PVTIGB	TRHS2	VWBF	VWEM	VWHA
Reinvested dividends	$23,585	8,766	514	999	-	9,847	82,286	-
Mortality and expense risk charges (note 3)	(4,995)	(2,999)	(2,648)	(454)	(22,971)	(18,963)	(118,304)	(25,912)
Net investment income (loss)	18,590	5,767	(2,134)	545	(22,971)	(9,116)	(36,018)	(25,912)
Realized gain (loss) on investments	(2,139)	3,439	13,468	(234)	67,720	(190,370)	163,002	(481,435)
Change in unrealized gain (loss) on investments	41,038	62,899	53,899	15,307	596,203	522,091	4,022,780	936,915
Net gain (loss) on investments	38,899	66,338	67,367	15,073	663,923	331,721	4,185,782	455,480
Reinvested capital gains	-	37,462	52,029	128	152,266	-	407,874	-
Net increase (decrease) in contract owners' equity resulting from operations	$57,489	109,567	117,262	15,746	793,218	322,605	4,557,638	429,568

Investment Activity:	VVEI	VVHYB	VVMCI	VVHGB	SVDF	SVOF	WFVSCG	AMTP
Reinvested dividends	$86,689	100,645	91,492	36,924	-	971	-	57,386
Mortality and expense risk charges (note 3)	(33,710)	(15,973)	(58,983)	(13,944)	(4,423)	(2,138)	(1,725)	(5,783)
Net investment income (loss)	52,979	84,672	32,509	22,980	(4,423)	(1,167)	(1,725)	51,603
Realized gain (loss) on investments	106,016	9,866	348,713	1,147	7,814	30,242	(9,216)	(32,543)
Change in unrealized gain (loss) on investments	361,653	130,147	708,653	82,447	143,344	25,217	17,843	(323,700)
Net gain (loss) on investments	467,669	140,013	1,057,366	83,594	151,158	55,459	8,627	(356,243)
Reinvested capital gains	210,528	-	471,618	-	77,141	38,706	39,550	623,039
Net increase (decrease) in contract owners' equity resulting from operations	$731,176	224,685	1,561,493	106,574	223,876	92,998	46,452	318,399

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	Total (unaudited)		ALVGIA		ALVSVA		AASCO
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$13,459,253	6,875,663	12,773	7,113	(2,667)	(6,843)	(179,611)	(174,280)
Realized gain (loss) on investments	32,041,664	36,274,693	63,880	93,492	(70,112)	17,600	(99,191)	207,267
Change in unrealized gain (loss) on investments	131,852,573	(192,989,567)	159,395	(516,800)	222,392	(646,602)	5,244,830	(643,024)
Reinvested capital gains	111,417,465	83,877,046	252,136	275,825	266,752	225,859	1,463,862	1,003,901
Net increase (decrease) in contract owners’ equity resulting from operations	288,770,955	(65,962,165)	488,184	(140,370)	416,365	(409,986)	6,429,890	393,864
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	23,712,880	78,985,366	12,380	122,513	32,500	82,550	431,716	1,216,249
Transfers between funds	2,176	(2,540,947)	3	1	2	8	131,878	(64,763)
Surrenders (notes 2, 3, 4, 5 and 6)	(154,653,670)	(174,562,656)	(252,744)	(350,152)	(361,954)	(614,774)	(3,157,334)	(3,297,584)
Adjustments to maintain reserves	41,513,847	(497,903)	77,021	(1,177)	77,360	236	853,086	1,779
Net equity transactions	(89,424,767)	(98,616,140)	(163,340)	(228,815)	(252,092)	(531,980)	(1,740,654)	(2,144,319)
Net change in contract owners’ equity	199,346,188	(164,578,305)	324,844	(369,185)	164,273	(941,966)	4,689,236	(1,750,455)
Contract owners’ equity beginning of period	1,098,178,290	1,262,756,595	2,170,761	2,539,946	2,256,054	3,198,020	22,890,667	24,641,122
Contract owners’ equity end of period	$1,297,524,478	1,098,178,290	2,495,605	2,170,761	2,420,327	2,256,054	27,579,903	22,890,667
CHANGES IN UNITS:
Beginning units	2,408,403	2,605,859	5,954	6,320	4,642	5,622	58,535	63,355
Units purchased	217,171	297,234	309	417	256	231	4,193	4,125
Units redeemed	(374,234)	(494,690)	(510)	(783)	(639)	(1,211)	(8,136)	(8,945)
Ending units	2,251,340	2,408,403	5,753	5,954	4,259	4,642	54,592	58,535

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVIG		ACVIP2		ACVI		ACVMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$28,749	26,298	18,985	26,194	711	2,399	19,428	10,707
Realized gain (loss) on investments	60,757	79,830	(19,635)	(41,886)	(5,143)	42,466	11,807	77,884
Change in unrealized gain (loss) on investments	160,994	(426,219)	92,457	(28,254)	30,855	(92,296)	168,677	(385,707)
Reinvested capital gains	183,004	162,934	-	-	9,968	19,930	146,759	99,917
Net increase (decrease) in contract owners’ equity resulting from operations	433,504	(157,157)	91,807	(43,946)	36,391	(27,501)	346,671	(197,199)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	29,801	173,996	22,891	103,317	36,363	96,952	42,467	112,636
Transfers between funds	3	1	1	-	-	-	1	12
Surrenders (notes 2, 3, 4, 5 and 6)	(283,959)	(251,687)	(79,492)	(217,542)	(148,426)	(208,226)	(154,415)	(398,581)
Adjustments to maintain reserves	99,166	(872)	78,507	(889)	27,706	513	77,171	(145)
Net equity transactions	(154,989)	(78,562)	21,907	(115,114)	(84,357)	(110,761)	(34,776)	(286,078)
Net change in contract owners’ equity	278,515	(235,719)	113,714	(159,060)	(47,966)	(138,262)	311,895	(483,277)
Contract owners’ equity beginning of period	1,952,843	2,188,562	1,141,890	1,300,950	173,387	311,649	1,250,208	1,733,485
Contract owners’ equity end of period	$2,231,358	1,952,843	1,255,604	1,141,890	125,421	173,387	1,562,103	1,250,208
CHANGES IN UNITS:
Beginning units	6,292	6,491	6,835	7,502	90	167	4,269	5,124
Units purchased	400	468	790	700	28	45	375	469
Units redeemed	(646)	(667)	(882)	(1,367)	(67)	(122)	(485)	(1,324)
Ending units	6,046	6,292	6,743	6,835	51	90	4,159	4,269

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVU1		MLVGA2		DVSCS		DSIF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,250)	(407)	5,561	686	16,609	8,769	113,689	103,072
Realized gain (loss) on investments	3,023	1,097	7,303	9,873	397,218	335,215	544,178	455,029
Change in unrealized gain (loss) on investments	31,667	(12,875)	156,235	(181,890)	827,389	(2,115,880)	1,738,477	(1,351,792)
Reinvested capital gains	22,351	11,134	47,412	53,354	969,570	664,876	571,135	244,977
Net increase (decrease) in contract owners’ equity resulting from operations	55,791	(1,051)	216,511	(117,977)	2,210,786	(1,107,020)	2,967,479	(548,714)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	74,341	15,593	-	90,004	192,443	684,266	205,753	511,960
Transfers between funds	-	-	-	-	19	4	43	8
Surrenders (notes 2, 3, 4, 5 and 6)	(13,821)	(4,868)	(115,895)	(124,221)	(1,286,469)	(931,282)	(1,239,207)	(1,004,291)
Adjustments to maintain reserves	2,160	(971)	48,003	(40)	433,864	1,327	379,563	(2,766)
Net equity transactions	62,680	9,754	(67,892)	(34,257)	(660,143)	(245,685)	(653,848)	(495,089)
Net change in contract owners’ equity	118,471	8,703	148,619	(152,234)	1,550,643	(1,352,705)	2,313,631	(1,043,803)
Contract owners’ equity beginning of period	113,908	105,205	1,303,862	1,456,096	10,672,072	12,024,777	10,056,803	11,100,606
Contract owners’ equity end of period	$232,379	113,908	1,452,481	1,303,862	12,222,715	10,672,072	12,370,434	10,056,803
CHANGES IN UNITS:
Beginning units	40	37	7,792	7,987	24,169	24,485	29,094	30,250
Units purchased	25	5	300	529	1,667	1,719	1,605	1,867
Units redeemed	(4)	(2)	(670)	(724)	(2,781)	(2,035)	(3,177)	(3,023)
Ending units	61	40	7,422	7,792	23,055	24,169	27,522	29,094

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	DCAP		DSC		FVU2		FQB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$12,226	15,318	(5,870)	(6,525)	889	(162)	48,106	51,768
Realized gain (loss) on investments	(14,968)	49,070	(6,130)	15,304	(169)	(71)	(16,810)	(26,120)
Change in unrealized gain (loss) on investments	527,825	(640,388)	22,280	(370,037)	10,050	(5,752)	159,980	(55,173)
Reinvested capital gains	312,879	372,350	157,621	166,525	-	-	85	-
Net increase (decrease) in contract owners’ equity resulting from operations	837,962	(203,650)	167,901	(194,733)	10,770	(5,985)	191,361	(29,525)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	11,608	142,149	14,862	47,639	-	67,045	192,093	269,929
Transfers between funds	5	(2)	2	2	-	-	(1)	(1)
Surrenders (notes 2, 3, 4, 5 and 6)	(473,504)	(467,376)	(49,453)	(63,215)	(13,140)	(1,816)	(214,762)	(320,431)
Adjustments to maintain reserves	116,555	131	28,447	605	4,938	(17)	148,063	(258)
Net equity transactions	(345,336)	(325,098)	(6,142)	(14,969)	(8,202)	65,212	125,393	(50,761)
Net change in contract owners’ equity	492,626	(528,748)	161,759	(209,702)	2,568	59,227	316,754	(80,286)
Contract owners’ equity beginning of period	2,533,568	3,062,316	804,549	1,014,251	59,227	-	2,165,328	2,245,614
Contract owners’ equity end of period	$3,026,194	2,533,568	966,308	804,549	61,795	59,227	2,482,082	2,165,328
CHANGES IN UNITS:
Beginning units	9,743	10,625	1,707	1,762	598	-	11,711	11,806
Units purchased	454	619	83	129	50	613	2,201	1,758
Units redeemed	(1,550)	(1,501)	(145)	(184)	(79)	(15)	(1,416)	(1,853)
Ending units	8,647	9,743	1,645	1,707	569	598	12,496	11,711

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FEIP		FHIP		FAMP		FNRS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,070,554	1,301,105	426,437	462,309	282,919	268,922	8,746	(622)
Realized gain (loss) on investments	3,122,268	2,672,222	(29,670)	(113,488)	587,779	486,740	(79,167)	(11,347)
Change in unrealized gain (loss) on investments	9,400,139	(15,045,729)	863,197	(699,994)	2,119,839	(3,174,097)	152,254	(276,457)
Reinvested capital gains	5,115,077	3,901,967	-	-	1,060,899	888,618	541	1,179
Net increase (decrease) in contract owners’ equity resulting from operations	18,708,038	(7,170,435)	1,259,964	(351,173)	4,051,436	(1,529,817)	82,374	(287,247)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	689,958	3,903,119	671,818	1,261,543	240,286	1,598,062	8,734	206,328
Transfers between funds	(38,217)	(204,145)	13,773	24,656	14,276	68,950	-	20
Surrenders (notes 2, 3, 4, 5 and 6)	(10,746,911)	(12,166,434)	(1,600,069)	(2,044,896)	(3,432,198)	(4,197,637)	(266,033)	(415,913)
Adjustments to maintain reserves	2,998,919	(46,555)	445,470	(2,960)	1,489,192	214	82,480	66
Net equity transactions	(7,096,251)	(8,514,015)	(469,008)	(761,657)	(1,688,444)	(2,530,411)	(174,819)	(209,499)
Net change in contract owners’ equity	11,611,787	(15,684,450)	790,956	(1,112,830)	2,362,992	(4,060,228)	(92,445)	(496,746)
Contract owners’ equity beginning of period	73,168,957	88,853,407	8,906,708	10,019,538	23,994,310	28,054,538	892,516	1,389,262
Contract owners’ equity end of period	$84,780,744	73,168,957	9,697,664	8,906,708	26,357,302	23,994,310	800,071	892,516
CHANGES IN UNITS:
Beginning units	84,012	93,264	20,736	22,713	40,223	43,461	6,426	7,474
Units purchased	5,830	6,340	3,702	4,104	4,096	3,473	782	1,362
Units redeemed	(12,906)	(15,592)	(4,857)	(6,081)	(6,841)	(6,711)	(1,925)	(2,410)
Ending units	76,936	84,012	19,581	20,736	37,478	40,223	5,283	6,426

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FEIS		FF10S		FF20S		FF30S
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$73,526	87,465	515	884	27,113	14,731	43,093	21,970
Realized gain (loss) on investments	82,063	110,662	5,473	2,460	44,189	81,377	78,344	54,962
Change in unrealized gain (loss) on investments	881,194	(1,036,660)	3,458	(11,655)	176,956	(302,366)	479,590	(449,055)
Reinvested capital gains	396,573	283,525	4,044	3,224	111,363	68,276	117,484	72,732
Net increase (decrease) in contract owners’ equity resulting from operations	1,433,356	(555,008)	13,490	(5,087)	359,621	(137,982)	718,511	(299,391)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	83,864	351,099	-	3,864	97,824	221,751	228,015	784,842
Transfers between funds	2	1	23	-	-	-	-	1
Surrenders (notes 2, 3, 4, 5 and 6)	(725,160)	(521,801)	(65,196)	(19,943)	(217,016)	(327,992)	(253,858)	(146,100)
Adjustments to maintain reserves	305,982	(375)	12,821	(140)	73,926	(65)	101,083	(61)
Net equity transactions	(335,312)	(171,076)	(52,352)	(16,219)	(45,266)	(106,306)	75,240	638,682
Net change in contract owners’ equity	1,098,044	(726,084)	(38,862)	(21,306)	314,355	(244,288)	793,751	339,291
Contract owners’ equity beginning of period	5,570,945	6,297,029	98,710	120,016	1,910,183	2,154,471	3,081,896	2,742,605
Contract owners’ equity end of period	$6,668,989	5,570,945	59,848	98,710	2,224,538	1,910,183	3,875,647	3,081,896
CHANGES IN UNITS:
Beginning units	21,337	21,926	534	618	9,849	10,368	14,952	12,174
Units purchased	1,470	1,540	65	21	867	1,124	1,480	3,489
Units redeemed	(2,595)	(2,129)	(317)	(105)	(1,094)	(1,643)	(1,200)	(711)
Ending units	20,212	21,337	282	534	9,622	9,849	15,232	14,952

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FGP		FGS		FIGBP		FIGBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(598,416)	(624,158)	(26,717)	(26,553)	427,286	374,707	29,959	26,650
Realized gain (loss) on investments	7,074,040	8,459,712	262,356	266,877	52,388	(136,483)	(3,837)	(4,994)
Change in unrealized gain (loss) on investments	26,901,297	(28,546,039)	760,622	(861,436)	1,330,167	(668,256)	107,131	(55,559)
Reinvested capital gains	9,166,370	20,673,139	277,000	600,046	-	136,551	-	10,262
Net increase (decrease) in contract owners’ equity resulting from operations	42,543,291	(37,346)	1,273,261	(21,066)	1,809,841	(293,481)	133,253	(23,641)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,083,982	6,791,873	32,993	216,861	513,122	1,375,251	5,187	108,934
Transfers between funds	(12,800)	(367,836)	(1)	-	93,866	9,855	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(16,974,131)	(19,471,676)	(472,359)	(446,692)	(2,181,718)	(3,678,102)	(129,002)	(214,323)
Adjustments to maintain reserves	3,845,062	(39,301)	169,628	(175)	1,007,381	377	94,847	(186)
Net equity transactions	(12,057,887)	(13,086,940)	(269,739)	(230,006)	(567,349)	(2,292,619)	(28,968)	(105,575)
Net change in contract owners’ equity	30,485,404	(13,124,286)	1,003,522	(251,072)	1,242,492	(2,586,100)	104,285	(129,216)
Contract owners’ equity beginning of period	131,386,387	144,510,673	3,918,020	4,169,092	20,365,860	22,951,960	1,559,434	1,688,650
Contract owners’ equity end of period	$161,871,791	131,386,387	4,921,542	3,918,020	21,608,352	20,365,860	1,663,719	1,559,434
CHANGES IN UNITS:
Beginning units	123,693	135,858	11,226	11,823	50,560	57,432	9,436	10,077
Units purchased	7,144	8,515	551	691	6,753	4,925	1,008	784
Units redeemed	(17,368)	(20,680)	(1,189)	(1,288)	(7,251)	(11,797)	(1,188)	(1,425)
Ending units	113,469	123,693	10,588	11,226	50,062	50,560	9,256	9,436

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FMCS		FOP		FOS		FVSS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$7,581	(16,990)	303,515	261,748	33,523	26,012	16,252	2,801
Realized gain (loss) on investments	(27,336)	141,938	107,418	553,386	11,567	21,223	54,207	103,017
Change in unrealized gain (loss) on investments	868,775	(2,648,934)	5,296,525	(5,491,965)	674,880	(618,996)	285,675	(563,902)
Reinvested capital gains	1,059,359	942,713	1,018,520	-	127,978	-	175,257	93,111
Net increase (decrease) in contract owners’ equity resulting from operations	1,908,379	(1,581,273)	6,725,978	(4,676,831)	847,948	(571,761)	531,391	(364,973)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	140,352	455,076	596,091	1,854,927	37,236	236,065	147,916	92,559
Transfers between funds	8	-	4,363	(88,158)	-	3	-	11
Surrenders (notes 2, 3, 4, 5 and 6)	(1,475,648)	(1,280,696)	(3,633,724)	(3,137,024)	(313,954)	(192,366)	(336,152)	(339,037)
Adjustments to maintain reserves	345,694	731	1,237,233	(1,182)	198,769	(176)	70,783	(878)
Net equity transactions	(989,594)	(824,889)	(1,796,037)	(1,371,437)	(77,949)	43,526	(117,453)	(247,345)
Net change in contract owners’ equity	918,785	(2,406,162)	4,929,941	(6,048,268)	769,999	(528,235)	413,938	(612,318)
Contract owners’ equity beginning of period	8,831,941	11,238,103	25,722,021	31,770,289	3,191,920	3,720,155	1,617,288	2,229,606
Contract owners’ equity end of period	$9,750,726	8,831,941	30,651,962	25,722,021	3,961,919	3,191,920	2,031,226	1,617,288
CHANGES IN UNITS:
Beginning units	16,689	17,777	70,037	72,541	13,276	13,071	4,427	4,885
Units purchased	1,031	1,051	5,857	7,755	1,008	1,378	620	293
Units redeemed	(2,620)	(2,139)	(10,478)	(10,259)	(1,280)	(1,173)	(800)	(751)
Ending units	15,100	16,689	65,416	70,037	13,004	13,276	4,247	4,427

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FTVRDI		FTVSVI		FTVDM2		TIF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$55,467	55,606	28,319	22,781	2,536	1,910	12,062	24,568
Realized gain (loss) on investments	128,277	240,731	(42,975)	130,905	(12,092)	(13,131)	(93,621)	9,512
Change in unrealized gain (loss) on investments	500,824	(1,068,586)	355,520	(1,694,804)	245,487	(205,261)	165,409	(203,279)
Reinvested capital gains	1,058,486	420,984	797,739	814,899	-	-	8,901	-
Net increase (decrease) in contract owners’ equity resulting from operations	1,743,054	(351,265)	1,138,603	(726,219)	235,931	(216,482)	92,751	(169,199)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	157,997	370,649	65,962	262,904	10,019	113,412	-	87,452
Transfers between funds	2	9	5	10	-	1	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(968,548)	(1,061,760)	(860,249)	(687,358)	(227,472)	(286,659)	(322,366)	(182,172)
Adjustments to maintain reserves	278,660	(467)	181,803	(33)	57,865	(69)	16,022	145
Net equity transactions	(531,889)	(691,569)	(612,479)	(424,477)	(159,588)	(173,315)	(306,344)	(94,575)
Net change in contract owners’ equity	1,211,165	(1,042,834)	526,124	(1,150,696)	76,343	(389,797)	(213,593)	(263,774)
Contract owners’ equity beginning of period	6,288,460	7,331,294	4,718,554	5,869,250	1,009,098	1,398,895	874,105	1,137,879
Contract owners’ equity end of period	$7,499,625	6,288,460	5,244,678	4,718,554	1,085,441	1,009,098	660,512	874,105
CHANGES IN UNITS:
Beginning units	14,621	15,777	11,024	11,685	9,913	11,489	1,196	1,344
Units purchased	948	1,001	544	718	673	1,154	10	34
Units redeemed	(1,885)	(2,157)	(1,719)	(1,379)	(2,110)	(2,730)	(203)	(182)
Ending units	13,684	14,621	9,849	11,024	8,476	9,913	1,003	1,196

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FTVGI2		FTVFA2		ACEG		AVBVI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$80,067	(8,938)	1,815	1,462	(3,688)	(3,435)	(1,060)	(799)
Realized gain (loss) on investments	(12,073)	(19,331)	(521)	(298)	20,207	20,114	(23,460)	3,900
Change in unrealized gain (loss) on investments	(51,841)	44,019	5,482	(9,310)	59,323	(67,483)	42,020	(91,515)
Reinvested capital gains	-	-	4,240	1,514	75,527	30,578	40,658	30,969
Net increase (decrease) in contract owners’ equity resulting from operations	16,153	15,750	11,016	(6,632)	151,369	(20,226)	58,158	(57,445)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	19,883	103,977	-	4,819	24,932	57,974	89,088	4,864
Transfers between funds	-	-	-	-	-	1	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(88,247)	(162,739)	(4,342)	(3,862)	(51,995)	(44,547)	(96,679)	(21,545)
Adjustments to maintain reserves	58,290	(29)	4,939	87	21,817	557	4,893	334
Net equity transactions	(10,074)	(58,791)	597	1,044	(5,246)	13,985	(2,698)	(16,347)
Net change in contract owners’ equity	6,079	(43,041)	11,613	(5,588)	146,123	(6,241)	55,460	(73,792)
Contract owners’ equity beginning of period	1,235,776	1,278,817	57,805	63,393	428,703	434,944	229,749	303,541
Contract owners’ equity end of period	$1,241,855	1,235,776	69,418	57,805	574,826	428,703	285,209	229,749
CHANGES IN UNITS:
Beginning units	12,366	12,954	422	415	2,131	2,083	114	121
Units purchased	987	1,297	34	34	218	245	37	2
Units redeemed	(1,087)	(1,885)	(30)	(27)	(219)	(197)	(42)	(9)
Ending units	12,266	12,366	426	422	2,130	2,131	109	114

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IVKMG1		OVGS		OVGI		OVSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(16,110)	(15,491)	19,593	33,138	9,402	11,104	(5,066)	(6,285)
Realized gain (loss) on investments	26,973	57,923	16,223	92,374	24,498	98,148	(32,704)	(117,488)
Change in unrealized gain (loss) on investments	257,667	(377,573)	1,422,007	(2,656,717)	253,095	(604,381)	172,093	(295,536)
Reinvested capital gains	326,619	223,453	1,676,806	866,836	449,958	243,098	93,597	149,885
Net increase (decrease) in contract owners’ equity resulting from operations	595,149	(111,688)	3,134,629	(1,664,369)	736,953	(252,031)	227,920	(269,424)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	52,049	51,053	176,878	681,291	90,549	204,717	4,128	1,323,862
Transfers between funds	1	(2)	10	6	11	(2)	(9)	3
Surrenders (notes 2, 3, 4, 5 and 6)	(111,542)	(176,520)	(1,613,210)	(974,193)	(476,904)	(967,099)	(216,997)	(2,093,707)
Adjustments to maintain reserves	37,304	1,071	441,535	(82)	149,407	770	51,334	(391)
Net equity transactions	(22,188)	(124,398)	(994,787)	(292,978)	(236,937)	(761,614)	(161,544)	(770,233)
Net change in contract owners’ equity	572,961	(236,086)	2,139,842	(1,957,347)	500,016	(1,013,645)	66,376	(1,039,657)
Contract owners’ equity beginning of period	1,798,311	2,034,397	10,511,903	12,469,250	2,471,781	3,485,426	964,259	2,003,916
Contract owners’ equity end of period	$2,371,272	1,798,311	12,651,745	10,511,903	2,971,797	2,471,781	1,030,635	964,259
CHANGES IN UNITS:
Beginning units	10,680	11,107	34,302	34,901	9,057	11,885	2,153	4,177
Units purchased	473	381	2,130	2,528	589	834	133	2,775
Units redeemed	(543)	(808)	(4,820)	(3,127)	(1,194)	(3,662)	(389)	(4,799)
Ending units	10,610	10,680	31,612	34,302	8,452	9,057	1,897	2,153

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVSB		WRASP		JABS		JACAS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$13,682	20,488	2,677	2,492	30,068	31,268	(45,880)	30,623
Realized gain (loss) on investments	(10,194)	(8,919)	(12,930)	(6,243)	132,113	111,440	43,326	(32,393)
Change in unrealized gain (loss) on investments	40,562	(36,548)	41,968	(18,660)	348,836	(217,207)	1,365,456	(712,293)
Reinvested capital gains	-	-	8,154	9,225	81,626	72,239	546,070	809,882
Net increase (decrease) in contract owners’ equity resulting from operations	44,050	(24,979)	39,869	(13,186)	592,643	(2,260)	1,908,972	95,819
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	12,338	42,963	-	8,129	168,032	624,141	354,044	374,024
Transfers between funds	-	-	-	-	1	(2)	(1)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(73,642)	(62,552)	(43,181)	(34,280)	(588,497)	(523,779)	(709,582)	(854,839)
Adjustments to maintain reserves	34,298	158	7,859	76	146,349	1,874	253,241	3,440
Net equity transactions	(27,006)	(19,431)	(35,322)	(26,075)	(274,115)	102,234	(102,298)	(477,375)
Net change in contract owners’ equity	17,044	(44,410)	4,547	(39,261)	318,528	99,974	1,806,674	(381,556)
Contract owners’ equity beginning of period	453,225	497,635	205,218	244,479	2,811,501	2,711,527	5,367,457	5,749,013
Contract owners’ equity end of period	$470,269	453,225	209,765	205,218	3,130,029	2,811,501	7,174,131	5,367,457
CHANGES IN UNITS:
Beginning units	3,996	4,203	1,296	1,449	6,901	6,414	12,813	13,825
Units purchased	588	380	60	97	707	1,671	1,382	910
Units redeemed	(738)	(587)	(260)	(250)	(1,422)	(1,184)	(1,498)	(1,922)
Ending units	3,846	3,996	1,096	1,296	6,186	6,901	12,697	12,813

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	JAGTS		JAIGS		MV2IGI		MVFIC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(7,679)	10,681	33,277	31,100	(2,651)	(2,701)	41,482	25,381
Realized gain (loss) on investments	190,725	171,182	(45,136)	(62,363)	73,632	13,642	85,468	206,826
Change in unrealized gain (loss) on investments	623,598	(253,430)	691,631	(476,052)	626,247	(158,364)	465,902	(764,272)
Reinvested capital gains	190,661	86,926	-	-	230,535	152,927	129,914	206,313
Net increase (decrease) in contract owners’ equity resulting from operations	997,305	15,359	679,772	(507,315)	927,763	5,504	722,766	(325,752)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	296,133	525,889	22,246	258,949	65,785	139,196	98,947	139,612
Transfers between funds	2	(7)	(2)	5	-	-	(15)	7
Surrenders (notes 2, 3, 4, 5 and 6)	(536,948)	(527,359)	(385,175)	(472,410)	(470,598)	(168,827)	(463,675)	(627,983)
Adjustments to maintain reserves	74,905	(933)	191,333	(820)	63,438	(646)	119,925	1,045
Net equity transactions	(165,908)	(2,410)	(171,598)	(214,276)	(341,375)	(30,277)	(244,818)	(487,319)
Net change in contract owners’ equity	831,397	12,949	508,174	(721,591)	586,388	(24,773)	477,948	(813,071)
Contract owners’ equity beginning of period	2,330,854	2,317,905	2,678,662	3,400,253	2,432,563	2,457,336	2,621,695	3,434,766
Contract owners’ equity end of period	$3,162,251	2,330,854	3,186,836	2,678,662	3,018,951	2,432,563	3,099,643	2,621,695
CHANGES IN UNITS:
Beginning units	4,606	4,618	10,633	11,471	16,218	16,413	6,492	7,507
Units purchased	713	1,011	1,332	1,137	768	1,006	553	460
Units redeemed	(952)	(1,023)	(1,932)	(1,975)	(2,623)	(1,201)	(829)	(1,475)
Ending units	4,367	4,606	10,033	10,633	14,363	16,218	6,216	6,492

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	MVIVSC		MSVFI		MSEM		MSVRE
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$14,836	5,060	31,135	17,395	5,774	7,613	7,779	13,939
Realized gain (loss) on investments	37,513	55,274	12,600	6,712	(4,830)	(8,848)	13,827	10,261
Change in unrealized gain (loss) on investments	268,520	(255,982)	46,293	(36,177)	14,652	(10,729)	58,280	(70,779)
Reinvested capital gains	53,927	19,714	-	-	-	-	23,080	-
Net increase (decrease) in contract owners’ equity resulting from operations	374,796	(175,934)	90,028	(12,070)	15,596	(11,964)	102,966	(46,579)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	45,843	130,810	72,325	135,716	-	4,749	11,498	121,075
Transfers between funds	260	20,101	-	-	(2)	1	-	5
Surrenders (notes 2, 3, 4, 5 and 6)	(134,763)	(193,949)	(240,076)	(158,786)	(44,638)	(30,446)	(158,538)	(101,459)
Adjustments to maintain reserves	25,754	(481)	61,359	(499)	1,417	(2,013)	22,195	2,498
Net equity transactions	(62,906)	(43,519)	(106,392)	(23,569)	(43,223)	(27,709)	(124,845)	22,119
Net change in contract owners’ equity	311,890	(219,453)	(16,364)	(35,639)	(27,627)	(39,673)	(21,879)	(24,460)
Contract owners’ equity beginning of period	1,525,604	1,745,057	905,757	941,396	126,471	166,144	589,995	614,455
Contract owners’ equity end of period	$1,837,494	1,525,604	889,393	905,757	98,844	126,471	568,116	589,995
CHANGES IN UNITS:
Beginning units	4,100	4,191	4,103	3,880	317	356	314	327
Units purchased	314	650	505	657	1	11	40	42
Units redeemed	(429)	(741)	(1,182)	(434)	(38)	(50)	(97)	(55)
Ending units	3,985	4,100	3,426	4,103	280	317	257	314

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GBF		GBF4		MSBF		HIBF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$7,962	7,107	168,730	156,337	50,703	25,043	66,670	70,349
Realized gain (loss) on investments	(352)	(2,756)	(123,090)	(250,509)	(9,277)	(11,088)	(9,462)	(8,599)
Change in unrealized gain (loss) on investments	18,455	(8,099)	504,732	3,717	52,396	(53,121)	117,227	(112,458)
Reinvested capital gains	-	-	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	26,065	(3,748)	550,372	(90,455)	93,822	(39,166)	174,435	(50,708)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	32,600	323,147	632,562	116,180	73,524	49,997	98,021
Transfers between funds	-	-	36,972	(50,647)	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	3,860	(45,552)	(1,197,033)	(1,935,528)	(181,012)	(245,617)	(225,437)	(225,904)
Adjustments to maintain reserves	29,418	90	522,978	(27,787)	60,249	845	88,189	539
Net equity transactions	33,278	(12,862)	(313,936)	(1,381,400)	(4,583)	(171,248)	(87,251)	(127,344)
Net change in contract owners’ equity	59,343	(16,610)	236,436	(1,471,855)	89,239	(210,414)	87,184	(178,052)
Contract owners’ equity beginning of period	469,454	486,064	10,158,364	11,630,219	1,163,417	1,373,831	1,295,398	1,473,450
Contract owners’ equity end of period	$528,797	469,454	10,394,800	10,158,364	1,252,656	1,163,417	1,382,582	1,295,398
CHANGES IN UNITS:
Beginning units	3,283	3,372	20,574	24,214	5,882	6,570	5,289	5,765
Units purchased	473	347	3,464	2,195	1,085	440	366	379
Units redeemed	(250)	(436)	(3,811)	(5,835)	(841)	(1,128)	(845)	(855)
Ending units	3,506	3,283	20,227	20,574	6,126	5,882	4,810	5,289

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVABD2		NVLCP1		NVCBD1		NVSTB2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,545	2,138	132	92	5,528	5,994	10,261	9,937
Realized gain (loss) on investments	652	(701)	2	(80)	41	(2,577)	(2,238)	(7,131)
Change in unrealized gain (loss) on investments	8,611	(4,417)	303	(137)	13,716	(6,673)	12,060	(2,465)
Reinvested capital gains	466	501	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	11,274	(2,479)	437	(125)	19,285	(3,256)	20,083	341
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	30,459	12,985	-	941	40,278	62,502	81,786	48,170
Transfers between funds	2	-	-	-	-	-	1	-
Surrenders (notes 2, 3, 4, 5 and 6)	(24,173)	(15,676)	(660)	(3,927)	(70,283)	(73,116)	(70,911)	(215,099)
Adjustments to maintain reserves	9,470	52	961	(92)	20,667	(33)	46,030	(98)
Net equity transactions	15,758	(2,639)	301	(3,078)	(9,338)	(10,647)	56,906	(167,027)
Net change in contract owners’ equity	27,032	(5,118)	738	(3,203)	9,947	(13,903)	76,989	(166,686)
Contract owners’ equity beginning of period	131,514	136,632	4,647	7,850	237,779	251,682	606,992	773,678
Contract owners’ equity end of period	$158,546	131,514	5,385	4,647	247,726	237,779	683,981	606,992
CHANGES IN UNITS:
Beginning units	1,048	1,069	32	53	1,720	1,800	5,440	6,943
Units purchased	339	118	6	7	469	478	1,577	638
Units redeemed	(219)	(139)	(4)	(28)	(532)	(558)	(1,090)	(2,141)
Ending units	1,168	1,048	34	32	1,657	1,720	5,927	5,440

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SAM4		NVMLG1		NVMLV1		NVMMG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$239,523	171,117	148,929	(21,326)	621,158	24,297	(375,232)	(366,171)
Realized gain (loss) on investments	-	-	61,764	273,564	(46,256)	(24,341)	1,721,033	2,225,696
Change in unrealized gain (loss) on investments	-	-	320,306	(1,047,092)	(164,199)	(662,421)	1,040,544	(15,278,888)
Reinvested capital gains	-	231	572,186	682,685	218,117	299,766	14,284,982	9,880,542
Net increase (decrease) in contract owners’ equity resulting from operations	239,523	171,348	1,103,185	(112,169)	628,820	(362,699)	16,671,327	(3,538,821)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,159,861	18,255,799	75,741	304,986	5,230	154,471	355,583	1,778,367
Transfers between funds	91,429	628,451	(3)	11	16	-	(9,226)	(486,213)
Surrenders (notes 2, 3, 4, 5 and 6)	(11,911,114)	(20,915,627)	(452,050)	(1,117,720)	(252,346)	(345,222)	(6,044,225)	(5,632,715)
Adjustments to maintain reserves	2,850,789	(2,196)	166,559	(444)	107,344	214	1,263,079	(2,273)
Net equity transactions	(2,809,035)	(2,033,573)	(209,753)	(813,167)	(139,756)	(190,537)	(4,434,789)	(4,342,834)
Net change in contract owners’ equity	(2,569,512)	(1,862,225)	893,432	(925,336)	489,064	(553,236)	12,236,538	(7,881,655)
Contract owners’ equity beginning of period	22,780,893	24,643,118	3,813,681	4,739,017	2,640,014	3,193,250	46,982,938	54,864,593
Contract owners’ equity end of period	$20,211,381	22,780,893	4,707,113	3,813,681	3,129,078	2,640,014	59,219,476	46,982,938
CHANGES IN UNITS:
Beginning units	101,245	110,726	18,669	22,190	13,384	14,334	162,306	173,895
Units purchased	41,302	103,144	1,128	1,465	677	1,048	7,609	8,857
Units redeemed	(49,586)	(112,625)	(1,936)	(4,986)	(1,288)	(1,998)	(20,523)	(20,446)
Ending units	92,961	101,245	17,861	18,669	12,773	13,384	149,392	162,306

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMIG1		NVRE1		NVMMV2		NVNMO1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,359	4,643	38,328	40,903	66,198	16,085	(1,812)	(17,115)
Realized gain (loss) on investments	(17,264)	(10,050)	(52,413)	(323,933)	(241,189)	39,183	392,951	429,289
Change in unrealized gain (loss) on investments	274,231	(317,029)	1,008,691	116,247	293,742	(1,521,247)	2,084,351	(2,869,906)
Reinvested capital gains	78,642	97,500	-	-	789,251	823,125	1,260,565	1,658,977
Net increase (decrease) in contract owners’ equity resulting from operations	341,968	(224,936)	994,606	(166,783)	908,002	(642,854)	3,736,055	(798,755)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,709	67,865	93,343	159,107	-	192,934	77,307	588,070
Transfers between funds	-	(1)	(64)	13	-	(2)	(38,109)	(196,877)
Surrenders (notes 2, 3, 4, 5 and 6)	(161,863)	(136,053)	(533,130)	(642,925)	(610,766)	(519,736)	(1,878,169)	(1,567,575)
Adjustments to maintain reserves	41,297	(204)	124,184	(210)	179,186	(258)	408,659	1,073
Net equity transactions	(112,857)	(68,393)	(315,667)	(484,015)	(431,580)	(327,062)	(1,430,312)	(1,175,309)
Net change in contract owners’ equity	229,111	(293,329)	678,939	(650,798)	476,422	(969,916)	2,305,743	(1,974,064)
Contract owners’ equity beginning of period	1,093,665	1,386,994	3,445,671	4,096,469	4,092,811	5,062,727	14,274,351	16,248,415
Contract owners’ equity end of period	$1,322,776	1,093,665	4,124,610	3,445,671	4,569,233	4,092,811	16,580,094	14,274,351
CHANGES IN UNITS:
Beginning units	11,279	11,863	22,724	25,775	20,562	21,929	59,925	64,215
Units purchased	467	899	1,469	2,046	1,072	1,391	2,779	3,534
Units redeemed	(1,428)	(1,483)	(3,229)	(5,097)	(2,967)	(2,758)	(8,572)	(7,824)
Ending units	10,318	11,279	20,964	22,724	18,667	20,562	54,132	59,925

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVNSR2		NVAMV1		NVOLG1		NVTIV3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2	(318)	116,374	42,572	1,349,423	103,440	3,596	3,029
Realized gain (loss) on investments	3,865	3,681	43,284	100,904	3,058,714	4,521,540	(14,254)	(6,291)
Change in unrealized gain (loss) on investments	18,587	(34,451)	541,172	(1,141,267)	1,788,603	(17,928,737)	11,834	(45,288)
Reinvested capital gains	17,846	19,583	650,567	405,736	33,873,519	12,437,969	20,943	2,871
Net increase (decrease) in contract owners' equity resulting from operations	40,300	(11,505)	1,351,397	(592,055)	40,070,259	(865,788)	22,119	(45,679)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	5,536	4,397	233,228	413,820	4,526,153	29,548	16,826
Transfers between funds	-	-	15	4	(81,446)	(298,903)	4,381	(8,141)
Surrenders (notes 2, 3, 4, 5 and 6)	(20,763)	(17,402)	(587,411)	(775,294)	(16,328,131)	(19,296,464)	(50,531)	(59,658)
Adjustments to maintain reserves	5,686	98	217,860	(43)	3,596,406	(350)	4,209	38
Net equity transactions	(15,077)	(11,768)	(365,139)	(542,105)	(12,399,351)	(15,069,564)	(12,393)	(50,935)
Net change in contract owners' equity	25,223	(23,273)	986,258	(1,134,160)	27,670,908	(15,935,352)	9,726	(96,614)
Contract owners' equity beginning of period	167,487	190,760	5,344,148	6,478,308	113,509,125	129,444,477	223,139	319,753
Contract owners' equity end of period	$192,710	167,487	6,330,406	5,344,148	141,180,033	113,509,125	232,865	223,139
CHANGES IN UNITS:
Beginning units	897	955	18,628	20,390	267,999	303,489	1,192	1,497
Units purchased	30	28	859	978	11,901	13,896	290	65
Units redeemed	(101)	(86)	(1,880)	(2,740)	(34,827)	(49,386)	(375)	(370)
Ending units	826	897	17,607	18,628	245,073	267,999	1,107	1,192

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TRF4		EIF4		SCGF		SCF4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$765,163	609,690	168,687	173,070	(14,363)	(15,276)	(102,481)	(121,380)
Realized gain (loss) on investments	4,316,964	3,022,506	1,163,086	750,480	(79,111)	46,232	574,490	521,715
Change in unrealized gain (loss) on investments	20,463,579	(3,948,128)	1,661,502	(3,701,530)	151,276	(420,126)	1,301,806	(7,036,802)
Reinvested capital gains	5,388,020	-	591,069	1,575,534	538,570	247,470	1,900,992	4,376,446
Net increase (decrease) in contract owners' equity resulting from operations	30,933,726	(315,932)	3,584,344	(1,202,446)	596,372	(141,700)	3,674,807	(2,260,021)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,276,923	2,778,694	290,078	649,124	17,493	145,236	81,642	770,845
Transfers between funds	(202,981)	(1,065,644)	6,490	(156,997)	2	(4)	(19,250)	(30,798)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,084,534)	(9,619,585)	(2,390,390)	(1,801,938)	(321,436)	(358,144)	(2,066,173)	(1,920,327)
Adjustments to maintain reserves	675,696	(349,792)	499,922	(721)	80,665	1,941	725,071	1,058
Net equity transactions	(7,334,896)	(8,256,327)	(1,593,900)	(1,310,532)	(223,276)	(210,971)	(1,278,710)	(1,179,222)
Net change in contract owners' equity	23,598,830	(8,572,259)	1,990,444	(2,512,978)	373,096	(352,671)	2,396,097	(3,439,243)
Contract owners' equity beginning of period	110,855,828	119,428,087	14,162,674	16,675,652	1,784,857	2,137,528	15,199,539	18,638,782
Contract owners' equity end of period	$134,454,658	110,855,828	16,153,118	14,162,674	2,157,953	1,784,857	17,595,636	15,199,539
CHANGES IN UNITS:
Beginning units	50,288	53,998	37,517	41,090	5,550	6,123	38,347	40,496
Units purchased	2,889	3,159	3,327	2,784	239	458	3,016	3,211
Units redeemed	(6,304)	(6,869)	(5,287)	(6,357)	(855)	(1,031)	(5,890)	(5,360)
Ending units	46,873	50,288	35,557	37,517	4,934	5,550	35,473	38,347

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GEM		GIG		NVIE6		SCVF4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$47,440	(1,373)	3,298	1,918	4,346	3,628	63,755	(1,639)
Realized gain (loss) on investments	29,423	50,009	(282)	828	11,647	20,931	293,157	514,979
Change in unrealized gain (loss) on investments	479,656	(645,163)	16,982	(28,631)	17,044	(78,500)	(2,910,361)	(7,188,012)
Reinvested capital gains	-	-	6,348	779	11,391	1,764	5,426,378	3,297,489
Net increase (decrease) in contract owners' equity resulting from operations	556,519	(596,527)	26,346	(25,106)	44,428	(52,177)	2,872,929	(3,377,183)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	45,805	216,941	37,139	28,159	-	20,184	37,501	665,008
Transfers between funds	(1,946)	(2,587)	-	-	-	(1)	(73,888)	(133,158)
Surrenders (notes 2, 3, 4, 5 and 6)	(411,271)	(517,726)	(51,186)	(33,271)	(43,534)	(72,146)	(1,768,866)	(1,422,608)
Adjustments to maintain reserves	163,140	(1,693)	15,600	50	8,630	(46)	540,698	2,172
Net equity transactions	(204,272)	(305,065)	1,553	(5,062)	(34,904)	(52,009)	(1,264,555)	(888,586)
Net change in contract owners' equity	352,247	(901,592)	27,899	(30,168)	9,524	(104,186)	1,608,374	(4,265,769)
Contract owners' equity beginning of period	2,621,293	3,522,885	128,916	159,084	263,535	367,721	16,144,492	20,410,261
Contract owners' equity end of period	$2,973,540	2,621,293	156,815	128,916	273,059	263,535	17,752,866	16,144,492
CHANGES IN UNITS:
Beginning units	6,752	7,424	1,283	1,343	2,753	3,253	40,989	42,537
Units purchased	728	755	506	273	128	248	2,802	3,261
Units redeemed	(1,204)	(1,427)	(469)	(333)	(466)	(748)	(5,213)	(4,809)
Ending units	6,276	6,752	1,320	1,283	2,415	2,753	38,578	40,989

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVAGG2		GVAGR2		GVAGI2		GVDIVI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,919)	(10,206)	(5,762)	(6,384)	5,803	2,477	2,787,177	510,257
Realized gain (loss) on investments	78,588	142,830	60,447	45,404	11,453	13,329	(199,003)	(38,629)
Change in unrealized gain (loss) on investments	296,224	(430,636)	103,883	(196,753)	101,885	(116,244)	(1,290,173)	(2,992,685)
Reinvested capital gains	156,858	101,798	228,917	139,798	90,046	72,411	504,068	-
Net increase (decrease) in contract owners' equity resulting from operations	529,751	(196,214)	387,485	(17,935)	209,187	(28,027)	1,802,069	(2,521,057)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	304,825	153,227	113,239	54,379	86,916	270,631	972,374
Transfers between funds	40	1	36	(1)	-	-	43,294	(31,826)
Surrenders (notes 2, 3, 4, 5 and 6)	(241,667)	(317,815)	(177,440)	(136,292)	(27,546)	(42,200)	(1,453,813)	(1,705,665)
Adjustments to maintain reserves	64,697	(114)	53,940	(6)	27,834	(127)	736,677	(721)
Net equity transactions	(176,930)	(13,103)	29,763	(23,060)	54,667	44,589	(403,211)	(765,838)
Net change in contract owners' equity	352,821	(209,317)	417,248	(40,995)	263,854	16,562	1,398,858	(3,286,895)
Contract owners' equity beginning of period	1,620,690	1,830,007	1,308,407	1,349,402	833,631	817,069	11,697,965	14,984,860
Contract owners' equity end of period	$1,973,511	1,620,690	1,725,655	1,308,407	1,097,485	833,631	13,096,823	11,697,965
CHANGES IN UNITS:
Beginning units	8,092	8,214	5,870	5,969	4,558	4,337	100,723	106,689
Units purchased	394	1,356	852	500	432	472	12,718	12,760
Units redeemed	(1,120)	(1,478)	(735)	(599)	(179)	(251)	(16,363)	(18,726)
Ending units	7,366	8,092	5,987	5,870	4,811	4,558	97,078	100,723

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVDIV4		MCIF		GVEX4		GVIDA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,277,729	273,261	32,844	32,928	2,141,069	1,527,119	66,787	40,818
Realized gain (loss) on investments	(134,284)	23,488	127,149	126,465	6,596,551	6,274,535	134,922	343,900
Change in unrealized gain (loss) on investments	(490,928)	(1,630,982)	141,380	(1,297,306)	25,312,537	(20,064,317)	402,482	(1,341,501)
Reinvested capital gains	242,392	-	850,544	508,117	6,516,533	4,892,445	457,008	432,310
Net increase (decrease) in contract owners' equity resulting from operations	894,909	(1,334,233)	1,151,917	(629,796)	40,566,690	(7,370,218)	1,061,199	(524,473)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	268	204,871	207,139	371,089	1,043,641	7,071,089	79	523,062
Transfers between funds	(8,261)	(72,165)	(1)	5	(88,530)	(85,583)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,135,943)	(833,755)	(600,109)	(498,366)	(16,552,754)	(16,771,848)	(550,008)	(1,005,555)
Adjustments to maintain reserves	73,554	(17,194)	183,837	(3,441)	5,473,467	(10,065)	271,044	(473)
Net equity transactions	(1,070,382)	(718,243)	(209,134)	(130,713)	(10,124,176)	(9,796,407)	(278,885)	(482,966)
Net change in contract owners' equity	(175,473)	(2,052,476)	942,783	(760,509)	30,442,514	(17,166,625)	782,314	(1,007,439)
Contract owners' equity beginning of period	6,126,999	8,179,475	4,711,459	5,471,968	137,557,328	154,723,953	4,780,495	5,787,934
Contract owners' equity end of period	$5,951,526	6,126,999	5,654,242	4,711,459	167,999,842	137,557,328	5,562,809	4,780,495
CHANGES IN UNITS:
Beginning units	9,073	10,371	9,892	10,315	138,459	147,729	17,096	18,739
Units purchased	207	228	681	613	7,622	8,523	1,065	1,891
Units redeemed	(1,878)	(1,526)	(977)	(1,036)	(16,887)	(17,793)	(1,947)	(3,534)
Ending units	7,402	9,073	9,596	9,892	129,194	138,459	16,214	17,096

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVDMA		GVIDM		GVDMC		GVIDC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$269,501	189,003	565,401	434,736	42,429	33,805	14,981	13,914
Realized gain (loss) on investments	591,892	715,420	754,858	1,511,588	(1,284)	32,884	(7,851)	(9,006)
Change in unrealized gain (loss) on investments	1,110,240	(4,752,054)	1,062,552	(7,492,624)	143,770	(339,726)	61,105	(54,253)
Reinvested capital gains	1,905,456	2,067,856	3,297,844	3,169,040	145,775	150,957	21,168	21,917
Net increase (decrease) in contract owners' equity resulting from operations	3,877,089	(1,779,775)	5,680,655	(2,377,260)	330,690	(122,080)	89,403	(27,428)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	153,232	1,280,044	407,543	2,217,961	95,045	208,875	46,774	44,635
Transfers between funds	35	79	71,500	171,805	(1)	-	(1)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(3,068,851)	(2,520,535)	(3,885,191)	(5,411,244)	(210,878)	(503,973)	(147,773)	(139,341)
Adjustments to maintain reserves	1,076,242	(2,784)	1,363,362	(2,279)	115,928	252	54,223	(709)
Net equity transactions	(1,839,342)	(1,243,196)	(2,042,786)	(3,023,757)	94	(294,846)	(46,777)	(95,415)
Net change in contract owners' equity	2,037,747	(3,022,971)	3,637,869	(5,401,017)	330,784	(416,926)	42,626	(122,843)
Contract owners' equity beginning of period	19,244,937	22,267,908	34,285,180	39,686,197	2,595,582	3,012,508	1,021,570	1,144,413
Contract owners' equity end of period	$21,282,684	19,244,937	37,923,049	34,285,180	2,926,366	2,595,582	1,064,196	1,021,570
CHANGES IN UNITS:
Beginning units	72,763	77,030	89,962	99,549	12,448	12,941	5,921	6,500
Units purchased	6,309	5,671	7,840	9,433	1,149	1,008	695	282
Units redeemed	(12,508)	(9,938)	(12,271)	(19,020)	(1,068)	(1,501)	(954)	(861)
Ending units	66,564	72,763	85,531	89,962	12,529	12,448	5,662	5,921

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVAAA2		NVCRA1		NVCMA1		NVCCA1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$12,659	5,339	9,554	5,699	3,006	2,337	1,024	641
Realized gain (loss) on investments	9,874	10,997	(11,468)	(6,977)	(7,570)	(9,838)	(63)	2
Change in unrealized gain (loss) on investments	115,237	(150,376)	62,183	(62,539)	18,256	(19,994)	2,680	(6,773)
Reinvested capital gains	92,518	64,313	34,943	9,196	13,783	10,244	4,266	2,163
Net increase (decrease) in contract owners' equity resulting from operations	230,288	(69,727)	95,212	(54,621)	27,475	(17,251)	7,907	(3,967)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	160,566	109,558	-	13,876	-	22,400	-	3,083
Transfers between funds	24	1	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(201,678)	(76,431)	(75,616)	(30,107)	(56,920)	(57,815)	(1,256)	(2,195)
Adjustments to maintain reserves	32,887	(30)	13,801	3	20,034	10	2,105	(9)
Net equity transactions	(8,201)	33,098	(61,815)	(16,228)	(36,886)	(35,405)	849	879
Net change in contract owners' equity	222,087	(36,629)	33,397	(70,849)	(9,411)	(52,656)	8,756	(3,088)
Contract owners' equity beginning of period	1,144,446	1,181,075	428,437	499,286	150,980	203,636	40,750	43,838
Contract owners' equity end of period	$1,366,533	1,144,446	461,834	428,437	141,569	150,980	49,506	40,750
CHANGES IN UNITS:
Beginning units	6,319	6,150	2,884	2,978	1,019	1,236	275	270
Units purchased	988	587	259	318	151	151	16	20
Units redeemed	(1,013)	(418)	(620)	(412)	(383)	(368)	(11)	(15)
Ending units	6,294	6,319	2,523	2,884	787	1,019	280	275

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCMD1		NVCRB1		NVCMC1		NVCCN1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$9,296	5,674	375	287	87	66	162	140
Realized gain (loss) on investments	(7,111)	(6,218)	(181)	(170)	(22)	(61)	(122)	(196)
Change in unrealized gain (loss) on investments	31,730	(47,918)	1,184	(2,235)	245	(381)	625	(281)
Reinvested capital gains	32,609	18,338	1,193	907	208	162	163	52
Net increase (decrease) in contract owners' equity resulting from operations	66,524	(30,124)	2,571	(1,211)	518	(214)	828	(285)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	13,030	77,731	-	1,962	-	514	-	1,740
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(55,437)	(52,710)	(540)	(1,617)	(479)	(424)	(2,294)	(2,052)
Adjustments to maintain reserves	79,911	35	1,835	(25)	466	(90)	1,724	(89)
Net equity transactions	37,504	25,056	1,295	320	(13)	-	(570)	(401)
Net change in contract owners' equity	104,028	(5,068)	3,866	(891)	505	(214)	258	(686)
Contract owners' equity beginning of period	364,122	369,190	16,529	17,420	3,770	3,984	8,369	9,055
Contract owners' equity end of period	$468,150	364,122	20,395	16,529	4,275	3,770	8,627	8,369
CHANGES IN UNITS:
Beginning units	2,500	2,338	116	114	27	27	64	67
Units purchased	590	507	16	13	6	7	13	13
Units redeemed	(353)	(345)	(8)	(11)	(6)	(7)	(17)	(16)
Ending units	2,737	2,500	124	116	27	27	60	64

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVDBL2		NVDCA2		AMTB		AMCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,402	1,517	190	118	72,409	58,275	(983)	(1,016)
Realized gain (loss) on investments	(377)	421	73	764	(19,898)	(99,902)	5,156	8,220
Change in unrealized gain (loss) on investments	6,287	(12,358)	1,015	(2,571)	115,070	60,297	28,036	(28,135)
Reinvested capital gains	5,850	4,241	981	780	-	-	10,996	11,559
Net increase (decrease) in contract owners' equity resulting from operations	13,162	(6,179)	2,259	(909)	167,581	18,670	43,205	(9,372)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	89,042	-	2,342	99,887	499,343	-	1,553
Transfers between funds	-	-	-	-	32,636	(40,140)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(9,409)	(12,097)	(1,006)	(3,514)	(627,942)	(1,239,810)	(17,797)	(32,588)
Adjustments to maintain reserves	6,948	11	1,250	63	310,750	1,289	52	746
Net equity transactions	(2,461)	76,956	244	(1,109)	(184,669)	(779,318)	(17,745)	(30,289)
Net change in contract owners' equity	10,701	70,777	2,503	(2,018)	(17,088)	(760,648)	25,460	(39,661)
Contract owners' equity beginning of period	91,858	21,081	11,866	13,884	5,781,426	6,542,074	137,604	177,265
Contract owners' equity end of period	$102,559	91,858	14,369	11,866	5,764,338	5,781,426	163,064	137,604
CHANGES IN UNITS:
Beginning units	526	114	58	63	24,363	27,849	55	106
Units purchased	53	479	6	11	3,433	3,199	-	1
Units redeemed	(66)	(67)	(5)	(16)	(4,231)	(6,685)	(7)	(52)
Ending units	513	526	59	58	23,565	24,363	48	55

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	AMMCGS		AMSRS		PMVFBA		PMVLDA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(3,970)	(4,031)	(2,242)	(1,650)	1,046	3,863	10,746	6,776
Realized gain (loss) on investments	23,648	22,506	214,059	67,347	(1,360)	(5,503)	(723)	(5,772)
Change in unrealized gain (loss) on investments	97,023	(100,927)	7,746	(155,903)	5,348	(4,526)	7,136	(3,654)
Reinvested capital gains	40,520	44,484	192,136	44,212	-	1,166	-	-
Net increase (decrease) in contract owners' equity resulting from operations	157,221	(37,968)	411,699	(45,994)	5,034	(5,000)	17,159	(2,650)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	48,152	86,270	2,940,977	35,050	3,804	8,483	2,820	41,725
Transfers between funds	3	-	(23)	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(132,806)	(140,872)	(550,529)	(116,971)	(10,779)	(26,181)	(72,569)	(125,605)
Adjustments to maintain reserves	18,906	464	83,096	(220)	4,256	(2)	29,640	(35)
Net equity transactions	(65,745)	(54,138)	2,473,521	(82,141)	(2,719)	(17,700)	(40,109)	(83,915)
Net change in contract owners' equity	91,476	(92,106)	2,885,220	(128,135)	2,315	(22,700)	(22,950)	(86,565)
Contract owners' equity beginning of period	517,664	609,770	729,071	857,206	83,130	105,830	543,092	629,657
Contract owners' equity end of period	$609,140	517,664	3,614,291	729,071	85,445	83,130	520,142	543,092
CHANGES IN UNITS:
Beginning units	3,410	3,988	1,746	1,875	680	825	4,504	5,200
Units purchased	314	527	1,234	105	68	70	391	374
Units redeemed	(433)	(1,105)	(685)	(234)	(90)	(215)	(717)	(1,070)
Ending units	3,291	3,410	2,295	1,746	658	680	4,178	4,504

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVTRA		PVEIB		PVGOB		PVTIGB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$18,590	13,897	5,767	61	(2,134)	(3,034)	545	640
Realized gain (loss) on investments	(2,139)	(4,359)	3,439	3,720	13,468	30,284	(234)	196
Change in unrealized gain (loss) on investments	41,038	(26,414)	62,899	(64,055)	53,899	(38,539)	15,307	(17,350)
Reinvested capital gains	-	8,504	37,462	19,772	52,029	26,595	128	-
Net increase (decrease) in contract owners' equity resulting from operations	57,489	(8,372)	109,567	(40,502)	117,262	15,306	15,746	(16,514)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	92,632	60,941	16,598	70,911	3,133	20,631	-	1,467
Transfers between funds	(1,318)	43,945	-	-	-	2	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(66,279)	(81,825)	(89,374)	(43,803)	(51,433)	(114,113)	(5,902)	(7,677)
Adjustments to maintain reserves	14,288	(39)	20,193	4,932	16,374	509	4,168	(1,678)
Net equity transactions	39,323	23,022	(52,583)	32,040	(31,926)	(92,971)	(1,734)	(7,888)
Net change in contract owners' equity	96,812	14,650	56,984	(8,462)	85,336	(77,665)	14,012	(24,402)
Contract owners' equity beginning of period	708,620	693,970	392,819	401,281	342,996	420,661	65,375	89,777
Contract owners' equity end of period	$805,432	708,620	449,803	392,819	428,332	342,996	79,387	65,375
CHANGES IN UNITS:
Beginning units	3,170	3,308	3,416	3,062	1,992	2,598	139	155
Units purchased	913	600	325	681	130	162	1	1
Units redeemed	(427)	(738)	(694)	(327)	(193)	(768)	(10)	(17)
Ending units	3,656	3,170	3,047	3,416	1,929	1,992	130	139

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TRHS2		VWBF		VWEM		VWHA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(22,971)	(22,108)	(9,116)	230,159	(36,018)	(69,594)	(25,912)	(34,582)
Realized gain (loss) on investments	67,720	30,339	(190,370)	(302,075)	163,002	331,948	(481,435)	(271,903)
Change in unrealized gain (loss) on investments	596,203	(182,599)	522,091	(151,021)	4,022,780	(5,264,148)	936,915	(1,263,829)
Reinvested capital gains	152,266	177,657	-	-	407,874	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	793,218	3,289	322,605	(222,937)	4,557,638	(5,001,794)	429,568	(1,570,314)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	25,256	248,531	21,248	212,828	103,127	919,784	118,676	515,762
Transfers between funds	2	11	(9,219)	3,149	19,360	(125,611)	22,664	(1,893)
Surrenders (notes 2, 3, 4, 5 and 6)	(388,229)	(248,483)	(496,527)	(758,431)	(2,008,560)	(2,127,621)	(715,861)	(795,394)
Adjustments to maintain reserves	141,076	(184)	166,359	(2,142)	504,805	1,326	208,436	183
Net equity transactions	(221,895)	(125)	(318,139)	(544,596)	(1,381,268)	(1,332,122)	(366,085)	(281,342)
Net change in contract owners' equity	571,323	3,164	4,466	(767,533)	3,176,370	(6,333,916)	63,483	(1,851,656)
Contract owners' equity beginning of period	2,923,050	2,919,886	2,837,133	3,604,666	15,803,812	22,137,728	3,895,718	5,747,374
Contract owners' equity end of period	$3,494,373	2,923,050	2,841,599	2,837,133	18,980,182	15,803,812	3,959,201	3,895,718
CHANGES IN UNITS:
Beginning units	7,929	7,932	8,018	9,985	33,828	35,218	10,117	10,706
Units purchased	439	652	724	798	1,878	3,868	1,504	1,740
Units redeemed	(946)	(655)	(1,481)	(2,765)	(4,404)	(5,258)	(2,380)	(2,329)
Ending units	7,422	7,929	7,261	8,018	31,302	33,828	9,241	10,117

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	VVEI		VVHYB		VVMCI		VVHGB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$52,979	46,050	84,672	62,931	32,509	14,747	22,980	19,477
Realized gain (loss) on investments	106,016	119,482	9,866	110	348,713	210,503	1,147	(6,683)
Change in unrealized gain (loss) on investments	361,653	(609,587)	130,147	(122,007)	708,653	(1,117,719)	82,447	(31,404)
Reinvested capital gains	210,528	208,253	-	-	471,618	294,480	-	2,819
Net increase (decrease) in contract owners' equity resulting from operations	731,176	(235,802)	224,685	(58,966)	1,561,493	(597,989)	106,574	(15,791)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	116,539	150,199	64,383	219,307	78,313	274,312	101	98,273
Transfers between funds	-	-	(2)	(1)	1	(1)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(422,615)	(250,487)	(154,787)	(279,932)	(668,202)	(351,810)	(22,063)	(180,634)
Adjustments to maintain reserves	140,009	(39)	87,011	(57)	245,281	(244)	90,963	(57)
Net equity transactions	(166,067)	(100,327)	(3,395)	(60,683)	(344,607)	(77,743)	69,001	(82,418)
Net change in contract owners' equity	565,109	(336,129)	221,290	(119,649)	1,216,886	(675,732)	175,575	(98,209)
Contract owners' equity beginning of period	3,202,766	3,538,895	1,556,444	1,676,093	5,374,147	6,049,879	1,391,288	1,489,497
Contract owners' equity end of period	$3,767,875	3,202,766	1,777,734	1,556,444	6,591,033	5,374,147	1,566,863	1,391,288
CHANGES IN UNITS:
Beginning units	9,671	9,953	6,932	7,192	13,813	13,965	8,875	9,399
Units purchased	805	508	971	1,073	789	836	1,365	954
Units redeemed	(1,245)	(790)	(993)	(1,333)	(1,534)	(988)	(955)	(1,478)
Ending units	9,231	9,671	6,910	6,932	13,068	13,813	9,285	8,875

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SVDF		SVOF		WFVSCG		AMTP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(4,423)	(4,586)	(1,167)	(1,875)	(1,725)	(1,450)	51,603	16,384
Realized gain (loss) on investments	7,814	5,254	30,242	20,773	(9,216)	1,553	(32,543)	117,733
Change in unrealized gain (loss) on investments	143,344	(123,195)	25,217	(89,169)	17,843	(42,962)	(323,700)	(478,142)
Reinvested capital gains	77,141	81,806	38,706	41,413	39,550	22,832	623,039	299,114
Net increase (decrease) in contract owners' equity resulting from operations	223,876	(40,721)	92,998	(28,858)	46,452	(20,027)	318,399	(44,911)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(8)	35,382	8	16,592	5,441	141,634	-	111,268
Transfers between funds	10	-	22	3	-	-	(2)	3
Surrenders (notes 2, 3, 4, 5 and 6)	(93,458)	(219,948)	(147,307)	(67,826)	(144,986)	(24,959)	(3,019,951)	(323,842)
Adjustments to maintain reserves	28,702	625	15,322	592	6,242	(212)	32,688	(131)
Net equity transactions	(64,754)	(183,941)	(131,955)	(50,639)	(133,303)	116,463	(2,987,265)	(212,702)
Net change in contract owners' equity	159,122	(224,662)	(38,957)	(79,497)	(86,851)	96,436	(2,668,866)	(257,613)
Contract owners' equity beginning of period	596,188	820,850	368,913	448,410	216,447	120,011	2,668,866	2,926,479
Contract owners' equity end of period	$755,310	596,188	329,956	368,913	129,596	216,447	-	2,668,866
CHANGES IN UNITS:
Beginning units	329	1,133	317	345	687	383	1,558	1,677
Units purchased	14	27	12	29	39	397	24	89
Units redeemed	(42)	(831)	(93)	(57)	(394)	(93)	(1,582)	(208)
Ending units	301	329	236	317	332	687	-	1,558

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FVCA2P
	2019	2018
Investment activity:
Net investment income (loss)	$-	1,944
Realized gain (loss) on investments	-	(7,735)
Change in unrealized gain (loss) on investments	-	5,260
Reinvested capital gains	-	-
Net increase (decrease) in contract owners' equity resulting from operations	-	(531)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	3,875
Transfers between funds	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	-	(70,230)
Adjustments to maintain reserves	-	(59)
Net equity transactions	-	(66,414)
Net change in contract owners' equity	-	(66,945)
Contract owners' equity beginning of period	-	66,945
Contract owners' equity end of period	$-	-
CHANGES IN UNITS:
Beginning units	-	370
Units purchased	-	24
Units redeemed	-	(394)
Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account 1 (the Separate Account) was established by Nationwide Life Insurance Company of America (NLICA) (the Company) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

On December 31, 2009, NLICA merged with Nationwide Life and Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Separate Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
ALGER AMERICAN FUNDS
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)*
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV (TRF4)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV (GVDIV4)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)*
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
PIMCO FUNDS
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
*	At December 31, 2019, policyholders were not invested in this fund.

The Contract Owners' Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy expenses (see note 2).

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders’ net premiums in the accompanying Statements of Changes in Contract Owners' Equity. Such amounts are used to provide money to pay benefits under the policies. The Separate Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the one- or two-year period ended
December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31,
2018 or from January 1, 2018 to the liquidation date:

	Inception Date	Liquidation Date
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)	8/17/2018
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMTP)		4/30/2019
Federated Insurance Series - Federated Managed Tail Risk Fund II: Primary Shares (FVCA2P)		8/17/2018

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
DVSCS	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	6/3/2019
DSIF	BNY Mellon Stock Index Fund, Inc.: Initial Shares	Dreyfus Stock Index Fund, Inc.: Initial Shares	6/3/2019
DCAP	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares	6/3/2019
DSC	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	6/3/2019
FTVFA2	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	5/1/2019
OVGS	Invesco Oppenheimer V.I. Global Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	5/28/2019
OVGI	Invesco Oppenheimer V.I. Main Street Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	5/28/2019
OVSC	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	5/28/2019
OVSB	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares	5/28/2019
OVGR	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	5/28/2019

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(f) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(g) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(h) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period’s financial presentation.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Annual rate of to 0.60% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	3.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $458.71 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$50.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a surrender of units	$3.25 per month - $17.50 plus $0.015 per $1,000 of face amount
Surrender Charge - assessed through a surrender of units	The lesser of: (1) 9% - 35% of all premiums to date or, (2) during Policy Years 1-11, 9% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $3.00 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	Of an outstanding policy loan, 6.00% - 8.00% or a variable rate equal to the greater of 5.50% or the Moody’s Corp. Bond Yield Avg. - Monthly Avg. Corporates.
Other Withdrawal/Surrender Fees	$25.00 per withdrawal
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets
First Year Policy Charge	$5.00 on Policy Date
Premium Processing Charge	$1.00 from each premium payment
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Accidental Death Benefit Rider Charge	Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked
Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month
Survival Additional Insurance Benefit Rider	$0.00 - $93.08 per $1,000 of rider coverage amount per month

For the periods ended December 31, 2019 and 2018, total front-end sales charge deductions were $1,766,671 and $1,885,941, respectively. The charges were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite policies, this charge is referred to as the Insurance Charge.

(4) Death Benefits

Death benefit proceeds result in a surrender of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

excess is paid by the Company's general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of policyholder loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the policyholder. For the years ended December 31, 2019 and 2018, total transfers to the Separate Account from the fixed account were $25,260,718 and $33,475,800, respectively, and total transfers from the Separate Account to the fixed account were $22,560,146 and $33,852,307, respectively. Transfers from the Separate Account to the fixed account are included in surrenders, and transfers to the Separate Account from the fixed account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,297,505,964	$-	$-	$1,297,505,964

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:	Purchases of Investments	Sales of Investments
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)	$379,430	$276,886
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	364,405	353,179
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	2,175,948	2,632,691
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)	325,940	268,290
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	164,465	124,519
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	56,461	131,814
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	266,443	135,135
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)	98,780	15,046
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)	100,501	115,436
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)	1,570,083	1,246,907
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)	1,190,919	1,163,019
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)	411,475	430,252
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	239,413	93,249
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)	5,575	13,083
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)	426,843	254,158
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	7,767,711	8,683,523
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)	1,522,772	1,564,937
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)	2,519,883	2,867,091
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	86,117	251,571
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)	699,862	565,471
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)	17,137	64,991
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)	309,560	216,488
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)	490,274	254,307
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)	10,808,876	14,307,477
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)	398,591	418,044
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)	1,860,478	1,998,962
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)	174,779	173,856
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)	1,390,263	1,312,327
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)	2,511,237	2,986,344
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)	350,612	267,222
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)	390,800	315,949
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)	1,455,853	872,957
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)	1,008,788	796,702
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)	59,586	216,727
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)	77,397	364,681
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)	155,425	85,402
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)	11,294	4,642
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)	118,032	49,346
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)	134,514	98,124
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	382,663	94,666
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)	2,183,452	1,481,928
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)	793,846	570,242
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)	169,621	244,317
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)	74,934	88,234
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)	20,207	44,593
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	373,695	534,303
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	1,077,911	676,023
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)	541,739	522,831
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	290,196	427,086
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)	333,468	447,950
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)	356,221	429,363

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)	160,224	154,730
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)	134,308	210,684
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)	7,117	45,288
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)	55,165	149,294
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)	67,180	25,890
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)	1,117,247	1,257,746
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)	230,475	183,154
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)	178,169	198,208
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)	44,437	26,638
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)	1,035	696
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)	71,428	75,292
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)	183,003	115,921
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)	6,586,697	9,151,176
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	915,549	406,478
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	932,895	234,140
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	14,732,571	5,260,874
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)	123,321	151,243
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)	237,663	515,199
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	956,359	532,579
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	1,538,532	1,710,360
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)	23,324	20,502
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)	918,052	518,164
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)	37,185,632	14,368,670
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)	75,212	62,722
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV (TRF4)	8,479,334	9,452,745
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)	1,547,710	2,384,077
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	597,454	296,587
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)	2,358,957	1,840,884
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)	225,524	385,679
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	60,981	49,721
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	25,911	45,059
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)	5,990,484	1,764,178
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)	227,370	249,532
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)	409,742	156,621
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)	183,134	32,806
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	4,062,032	1,173,964
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV (GVDIV4)	1,622,265	1,174,615
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)	1,294,414	623,629
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)	11,581,855	13,056,941
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)	759,332	511,938
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)	3,340,844	3,005,999
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	5,053,595	3,232,894
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)	405,447	217,153
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)	136,859	148,535
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)	295,046	198,216
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)	86,271	103,717
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)	40,534	60,568
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)	8,140	2,069
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)	122,569	43,193
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)	4,183	1,348
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)	1,091	760
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)	2,123	2,353
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)	16,432	11,576
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	2,438	1,046
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)	637,847	749,401

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	12,591	18,764
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	104,420	133,304
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	3,200,643	536,349
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)	9,522	11,159
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)	53,986	83,386
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)	155,086	97,482
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)	78,715	87,881
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	69,456	51,822
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)	3,174	6,261
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)	302,048	394,859
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)	140,853	469,445
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	752,855	1,762,231
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	360,890	753,555
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)	404,268	306,949
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)	293,702	212,353
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	719,892	560,246
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	217,097	125,293
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	99,630	92,283
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)	50,321	145,881
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)	49,668	145,033
Large Cap Value Portfolio: Class I (AMTP) (AMTP)	696,880	3,009,779
	$172,525,685	$136,910,108

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of policy expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, Contract Owners' Equity outstanding and policy expense rates for variable life policies as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest policy expense rate for policies with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified policy expense rates are also disclosed as a range below. Accordingly, some individual policy amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2019	0.60% to 0.75%	5,753	$ 3,829.76 to $ 373.52	$ 2,495,605	1.25%	23.17% to 22.99%
2018	0.60% to 0.75%	5,954	3,109.25 to 303.70	2,170,761	1.01%	-6.18% to -6.32%
2017	0.60% to 0.75%	6,320	3,313.90 to 324.18	2,539,946	1.50%	18.22% to 18.04%
2016	0.60% to 0.75%	7,692	2,803.26 to 274.64	2,552,768	1.00%	10.64% to 10.47%
2015	0.60% to 0.75%	7,879	2,533.76 to 248.61	2,422,642	1.39%	1.09% to 0.94%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2019	0.60% to 0.75%	4,259	4,845.07 to 472.54	2,420,327	0.60%	19.38% to 19.20%
2018	0.60% to 0.75%	4,642	4,058.59 to 396.43	2,256,054	0.47%	-15.54% to -15.67%
2017	0.60% to 0.75%	5,622	4,805.35 to 470.08	3,198,020	0.45%	12.47% to 12.30%
2016	0.60% to 0.75%	5,947	4,272.47 to 418.58	3,002,120	0.62%	24.34% to 24.16%
2015	0.60% to 0.75%	6,327	3,436.05 to 337.14	2,666,905	0.78%	-6.05% to -6.19%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2019	0.60% to 0.75%	54,592	3,827.39 to 369.39	27,579,903	0.00%	28.56% to 28.37%
2018	0.60% to 0.75%	58,535	2,977.06 to 287.75	22,890,667	0.00%	0.83% to 0.67%
2017	0.60% to 0.75%	63,355	2,952.68 to 285.83	24,641,122	0.00%	27.96% to 27.77%
2016	0.60% to 0.75%	70,353	2,307.43 to 223.70	21,220,281	0.00%	5.60% to 5.45%
2015	0.60% to 0.75%	75,792	2,184.97 to 212.14	21,734,561	0.00%	-3.90% to -4.04%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
2019	0.60% to 0.75%	6,046	3,712.84 to 354.25	2,231,358	2.09%	23.21% to 23.02%
2018	0.60% to 0.75%	6,292	3,013.48 to 287.95	1,952,843	1.96%	-7.43% to -7.57%
2017	0.60% to 0.75%	6,491	3,255.26 to 311.52	2,188,562	2.38%	19.77% to 19.59%
2016	0.60% to 0.75%	6,812	2,717.99 to 260.50	1,917,643	2.38%	12.81% to 12.64%
2015	0.60% to 0.75%	6,911	2,409.44 to 231.27	1,749,786	2.09%	-6.19% to -6.33%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2019	0.60% to 0.75%	6,743	1,613.20 to 157.32	1,255,604	2.28%	8.25% to 8.09%
2018	0.60% to 0.75%	6,835	1,490.24 to 145.55	1,141,890	2.82%	-3.40% to -3.55%
2017	0.60% to 0.75%	7,502	1,542.75 to 150.91	1,300,950	2.58%	3.05% to 2.90%
2016	0.60% to 0.75%	8,308	1,497.04 to 146.66	1,396,960	1.84%	3.76% to 3.61%
2015	0.60% to 0.75%	8,835	1,442.73 to 141.55	1,489,881	2.12%	-3.05% to -3.20%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2019	0.60%	51	2,459.25	125,421	1.08%	27.65%
2018	0.60%	90	1,926.52	173,387	1.67%	-15.73%
2017	0.60% to 0.75%	167	2,286.15 to 223.30	311,649	0.78%	30.42% to 30.23%
2016	0.60% to 0.75%	122	1,752.86 to 171.47	208,934	1.06%	-6.06% to -6.20%
2015	0.60% to 0.75%	135	1,865.98 to 182.81	236,759	0.39%	0.16% to 0.01%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2019	0.65% to 0.75%	4,159	377.86 to 372.36	1,562,103	2.07%	28.31% to 28.19%
2018	0.65% to 0.75%	4,269	294.48 to 290.49	1,250,208	1.41%	-13.40% to -13.49%
2017	0.65% to 0.75%	5,124	340.06 to 335.79	1,733,485	1.57%	10.97% to 10.86%
2016	0.65% to 0.75%	5,088	306.44 to 302.89	1,551,445	1.71%	22.06% to 21.94%
2015	0.65% to 0.75%	4,416	251.06 to 248.39	1,103,608	1.65%	-2.07% to -2.17%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2019	0.60%	61	3,809.49	232,379	0.00%	33.77%
2018	0.60%	40	2,847.70	113,908	0.26%	0.15%
2017	0.60%	37	2,843.37	105,205	0.37%	31.44%
2016	0.60%	38	2,163.29	82,205	0.33%	3.82%
2015	0.60%	40	2,083.64	83,346	0.43%	5.64%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2019	0.75%	7,422	195.70	1,452,481	1.16%	16.95%
2018	0.75%	7,792	167.33	1,303,862	0.81%	-8.21%
2017	0.75%	7,987	182.31	1,456,096	1.17%	12.90%
2016	0.75%	8,314	161.48	1,342,580	1.12%	3.18%
2015	0.75%	8,661	156.50	1,355,473	0.97%	-1.61%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
2019	0.60% to 0.75%	23,055	5,223.01 to 505.15	12,222,715	0.88%	21.48% to 21.30%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.60% to 0.75%	24,169	4,299.43 to 416.45	10,672,072	0.82%	-9.52% to -9.66%
2017	0.60% to 0.75%	24,485	4,751.94 to 460.98	12,024,777	0.67%	11.73% to 11.57%
2016	0.60% to 0.75%	25,342	4,252.96 to 413.19	11,098,827	0.92%	24.98% to 24.79%
2015	0.60% to 0.75%	25,842	3,403.01 to 331.11	9,111,839	0.75%	-2.91% to -3.06%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2019	0.60% to 0.75%	27,522	4,318.32 to 421.17	12,370,434	1.74%	30.40% to 30.20%
2018	0.60% to 0.75%	29,094	3,311.62 to 323.47	10,056,803	1.69%	-5.21% to -5.35%
2017	0.60% to 0.75%	30,250	3,493.60 to 341.76	11,100,606	1.72%	20.81% to 20.63%
2016	0.60% to 0.75%	31,550	2,891.71 to 283.30	9,558,760	2.00%	11.04% to 10.87%
2015	0.60% to 0.75%	33,423	2,604.20 to 255.52	9,125,039	1.82%	0.50% to 0.35%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2019	0.60% to 0.75%	8,647	3,397.21 to 330.84	3,026,194	1.17%	35.28% to 35.08%
2018	0.60% to 0.75%	9,743	2,511.19 to 244.92	2,533,568	1.27%	-7.41% to -7.55%
2017	0.60% to 0.75%	10,625	2,712.23 to 264.93	3,062,316	1.34%	26.57% to 26.38%
2016	0.60% to 0.75%	11,177	2,142.83 to 209.62	2,542,378	1.63%	7.26% to 7.10%
2015	0.60% to 0.75%	11,908	1,997.79 to 195.72	2,523,539	1.69%	-3.05% to -3.20%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2019	0.60% to 0.75%	1,645	2,884.84 to 281.36	966,308	0.00%	21.05% to 20.87%
2018	0.60% to 0.75%	1,707	2,383.18 to 232.78	804,549	0.00%	-19.56% to -19.69%
2017	0.60% to 0.75%	1,762	2,962.82 to 289.84	1,014,251	0.00%	23.94% to 23.75%
2016	0.60% to 0.75%	1,543	2,390.60 to 234.21	764,785	0.00%	16.37% to 16.20%
2015	0.60% to 0.75%	1,654	2,054.27 to 201.56	712,907	0.00%	-2.86% to -3.01%
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)
2019	0.65% to 0.75%	569	108.53 to 108.38	61,795	2.14%	19.45% to 19.33%
2018	0.60% to 0.75%	598	908.78 to 90.83	59,227	0.00%	-9.12% to -9.17%	****
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
2019	0.60% to 0.75%	12,496	1,773.72 to 178.94	2,482,082	2.75%	8.79% to 8.63%
2018	0.60% to 0.75%	11,711	1,630.43 to 164.73	2,165,328	3.04%	-1.19% to -1.34%
2017	0.60% to 0.75%	11,806	1,650.07 to 166.97	2,245,614	3.22%	3.41% to 3.26%
2016	0.60% to 0.75%	11,776	1,595.59 to 161.70	2,196,112	3.62%	3.20% to 3.05%
2015	0.60% to 0.75%	12,513	1,546.04 to 156.91	2,257,572	3.78%	-0.84% to -0.99%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2019	0.60% to 0.75%	76,936	7,664.11 to 736.63	84,780,744	2.00%	26.68% to 26.49%
2018	0.60% to 0.75%	84,012	6,049.94 to 582.36	73,168,957	2.25%	-8.84% to -8.98%
2017	0.60% to 0.75%	93,264	6,636.89 to 639.82	88,853,407	1.68%	12.22% to 12.05%
2016	0.60% to 0.75%	102,190	5,914.14 to 571.00	86,168,303	2.30%	17.31% to 17.14%
2015	0.60% to 0.75%	111,476	5,041.31 to 487.46	80,233,611	3.10%	-4.54% to -4.68%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2019	0.60% to 0.75%	19,581	3,528.28 to 328.99	9,697,664	5.19%	14.42% to 14.25%
2018	0.60% to 0.75%	20,733	3,083.70 to 287.97	8,906,708	5.38%	-3.87% to -4.01%
2017	0.60% to 0.75%	22,713	3,207.74 to 300.00	10,019,538	4.86%	6.30% to 6.14%
2016	0.60% to 0.75%	25,530	3,017.74 to 282.65	10,464,729	4.63%	13.92% to 13.75%
2015	0.60% to 0.75%	30,319	2,648.89 to 248.48	10,722,521	7.16%	-4.20% to -4.35%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2019	0.60% to 0.75%	37,478	4,577.66 to 439.98	26,357,302	1.78%	17.54% to 17.37%
2018	0.60% to 0.75%	40,223	3,894.50 to 374.88	23,994,310	1.67%	-5.92% to -6.06%
2017	0.60% to 0.75%	43,461	4,139.53 to 399.07	28,054,538	1.86%	13.42% to 13.25%
2016	0.60% to 0.75%	47,539	3,649.62 to 352.37	26,868,964	1.48%	2.46% to 2.30%
2015	0.60% to 0.75%	51,051	3,562.13 to 344.43	28,102,945	1.55%	-0.46% to -0.61%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2019	0.65% to 0.75%	5,283	152.89 to 150.67	800,071	1.71%	9.11% to 9.00%
2018	0.65% to 0.75%	6,426	140.13 to 138.22	892,516	0.68%	-25.26% to -25.33%
2017	0.65% to 0.75%	7,474	187.48 to 185.12	1,389,262	1.39%	-3.40% to -3.50%
2016	0.65% to 0.75%	7,760	194.08 to 191.83	1,494,099	0.49%	32.64% to 32.51%
2015	0.65% to 0.75%	8,251	146.32 to 144.77	1,198,999	0.88%	-21.26% to -21.34%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.75%	20,212	329.95	6,668,989	1.95%	26.37%
2018	0.75%	21,337	261.09	5,570,945	2.21%	-9.09%
2017	0.75%	21,926	287.19	6,297,029	1.63%	11.96%
2016	0.75%	22,597	256.51	5,796,286	2.26%	17.02%
2015	0.75%	24,034	219.19	5,268,049	3.13%	-4.81%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2019	0.65% to 0.75%	282	213.58 to 210.47	59,848	1.27%	15.25% to 15.13%
2018	0.65% to 0.75%	534	185.32 to 182.81	98,710	1.49%	-4.73% to -4.82%
2017	0.65% to 0.75%	618	194.52 to 192.08	120,016	1.41%	12.26% to 12.15%
2016	0.65% to 0.75%	685	173.28 to 171.27	118,286	1.09%	4.60% to 4.49%
2015	0.65% to 0.75%	1,255	165.66 to 163.91	206,715	1.45%	-0.96% to -1.06%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2019	0.65% to 0.75%	9,622	233.00 to 229.61	2,224,538	2.02%	19.23% to 19.11%
2018	0.65% to 0.75%	9,849	195.42 to 192.77	1,910,183	1.42%	-6.59% to -6.68%
2017	0.65% to 0.75%	10,368	209.21 to 206.58	2,154,471	1.50%	15.72% to 15.60%
2016	0.65% to 0.75%	10,368	180.79 to 178.69	1,863,819	1.44%	5.36% to 5.25%
2015	0.65% to 0.75%	10,845	171.60 to 169.78	1,851,269	1.75%	-1.01% to -1.11%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2019	0.65% to 0.75%	15,232	257.36 to 253.61	3,875,647	1.96%	23.57% to 23.44%
2018	0.65% to 0.75%	14,952	208.27 to 205.44	3,081,896	1.52%	-8.48% to -8.58%
2017	0.65% to 0.75%	12,174	227.58 to 224.72	2,742,605	1.41%	20.04% to 19.92%
2016	0.65% to 0.75%	10,771	189.59 to 187.39	2,021,618	1.37%	5.83% to 5.73%
2015	0.65% to 0.75%	11,209	179.14 to 177.24	1,989,714	1.61%	-0.98% to -1.08%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2019	0.60% to 0.75%	113,469	9,732.27 to 935.41	161,871,791	0.26%	33.51% to 33.31%
2018	0.60% to 0.75%	123,693	7,289.53 to 701.68	131,386,387	0.25%	-0.77% to -0.92%
2017	0.60% to 0.75%	135,858	7,346.01 to 708.18	144,510,673	0.22%	34.33% to 34.13%
2016	0.60% to 0.75%	149,809	5,468.72 to 527.99	117,428,257	0.04%	0.20% to 0.05%
2015	0.60% to 0.75%	161,952	5,457.84 to 527.73	126,549,684	0.26%	6.53% to 6.37%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2019	0.75%	10,588	464.82	4,921,542	0.17%	33.18%
2018	0.75%	11,226	349.01	3,918,020	0.15%	-1.02%
2017	0.75%	11,823	352.63	4,169,092	0.13%	34.00%
2016	0.75%	12,796	263.16	3,367,400	0.00%	-0.04%
2015	0.75%	12,886	263.26	3,392,335	0.17%	6.25%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2019	0.60% to 0.75%	50,062	3,349.33 to 322.29	21,608,352	2.69%	9.01% to 8.85%
2018	0.60% to 0.75%	50,560	3,072.49 to 296.09	20,365,860	2.40%	-1.13% to -1.28%
2017	0.60% to 0.75%	57,432	3,107.57 to 299.92	22,951,960	2.37%	3.59% to 3.44%
2016	0.60% to 0.75%	60,701	2,999.73 to 289.95	23,385,639	2.33%	4.12% to 3.96%
2015	0.60% to 0.75%	64,649	2,881.13 to 278.90	23,712,782	2.49%	-1.19% to -1.34%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2019	0.75%	9,256	179.74	1,663,719	2.61%	8.76%
2018	0.75%	9,436	165.26	1,559,434	2.39%	-1.38%
2017	0.75%	10,077	167.57	1,688,650	2.33%	3.38%
2016	0.75%	10,031	162.09	1,625,952	2.38%	3.85%
2015	0.75%	9,704	156.09	1,514,660	2.54%	-1.45%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2019	0.60% to 0.75%	15,100	5,535.42 to 539.87	9,750,726	0.79%	22.61% to 22.43%
2018	0.60% to 0.75%	16,689	4,514.65 to 440.98	8,831,941	0.56%	-15.15% to -15.28%
2017	0.60% to 0.75%	17,777	5,320.92 to 520.52	11,238,103	0.60%	19.98% to 19.80%
2016	0.60% to 0.75%	20,503	4,434.72 to 434.47	10,646,363	0.42%	11.44% to 11.28%
2015	0.60% to 0.75%	22,396	3,979.33 to 390.44	10,690,094	0.39%	-2.09% to -2.24%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2019	0.60% to 0.75%	65,416	3,384.28 to 325.65	30,651,962	1.73%	27.00% to 26.81%
2018	0.60% to 0.75%	70,029	2,664.76 to 256.80	25,722,021	1.55%	-15.32% to -15.45%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.60% to 0.75%	72,541	3,146.86 to 303.71	31,770,289	1.41%	29.51% to 29.31%
2016	0.60% to 0.75%	81,181	2,429.86 to 234.87	27,184,186	1.43%	-5.63% to -5.77%
2015	0.60% to 0.75%	84,065	2,574.80 to 249.25	30,029,665	1.66%	3.00% to 2.85%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2019	0.75%	13,004	304.67	3,961,919	1.68%	26.72%
2018	0.75%	13,276	240.43	3,191,920	1.48%	-15.52%
2017	0.75%	13,071	284.61	3,720,155	1.33%	29.13%
2016	0.75%	14,103	220.40	3,108,309	1.37%	-5.83%
2015	0.75%	13,595	234.04	3,181,797	1.85%	2.72%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2019	0.60% to 0.75%	4,247	4,269.54 to 416.41	2,031,226	1.58%	33.49% to 33.29%
2018	0.60% to 0.75%	4,427	3,198.45 to 312.42	1,617,288	0.86%	-17.83% to -17.95%
2017	0.60% to 0.75%	4,885	3,892.39 to 380.77	2,229,606	1.29%	18.50% to 18.32%
2016	0.60% to 0.75%	6,009	3,284.75 to 321.81	2,318,246	1.04%	8.83% to 8.66%
2015	0.60% to 0.75%	6,296	3,018.36 to 296.15	2,272,177	1.02%	-3.63% to -3.78%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2019	0.60% to 0.75%	13,684	4,330.92 to 422.40	7,499,625	1.48%	28.81% to 28.62%
2018	0.60% to 0.75%	14,621	3,362.26 to 328.42	6,288,460	1.50%	-5.41% to -5.56%
2017	0.60% to 0.75%	15,777	3,554.72 to 347.74	7,331,294	1.73%	20.13% to 19.95%
2016	0.60% to 0.75%	16,679	2,959.12 to 289.91	6,477,922	1.61%	15.63% to 15.46%
2015	0.60% to 0.75%	17,973	2,559.04 to 251.09	5,926,552	1.67%	-3.99% to -4.14%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2019	0.60% to 0.75%	9,849	4,918.64 to 479.72	5,244,678	1.29%	25.97% to 25.78%
2018	0.60% to 0.75%	11,024	3,904.72 to 381.40	4,718,554	1.13%	-13.21% to -13.34%
2017	0.60% to 0.75%	11,685	4,499.14 to 440.13	5,869,250	0.73%	10.25% to 10.09%
2016	0.60% to 0.75%	12,692	4,080.69 to 399.79	5,756,591	1.03%	29.76% to 29.56%
2015	0.60% to 0.75%	13,478	3,144.86 to 308.57	4,723,989	0.90%	-7.74% to -7.88%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2019	0.65% to 0.75%	8,476	128.54 to 127.81	1,085,441	0.96%	25.88% to 25.75%
2018	0.65% to 0.75%	9,913	102.11 to 101.64	1,009,098	0.88%	-16.34% to -16.43%
2017	0.65% to 0.75%	11,489	122.06 to 121.62	1,398,895	1.01%	39.50% to 39.36%
2016	0.65% to 0.75%	13,401	87.50 to 87.27	1,170,633	0.83%	16.68% to 16.57%
2015	0.65% to 0.75%	15,482	74.99 to 74.86	1,159,767	2.07%	-20.12% to -20.20%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2019	0.60% to 0.75%	1,003	2,605.48 to 254.11	660,512	2.08%	12.16% to 11.99%
2018	0.60% to 0.75%	1,196	2,322.96 to 226.90	874,105	3.02%	-15.78% to -15.91%
2017	0.60% to 0.75%	1,344	2,758.15 to 269.82	1,137,879	2.65%	16.32% to 16.15%
2016	0.60% to 0.75%	1,743	2,371.14 to 232.30	1,071,371	2.21%	6.85% to 6.69%
2015	0.60% to 0.75%	1,954	2,219.16 to 217.74	1,139,161	3.48%	-6.87% to -7.01%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2019	0.65% to 0.75%	12,266	101.49 to 100.92	1,241,855	7.13%	1.35% to 1.25%
2018	0.65% to 0.75%	12,366	100.14 to 99.67	1,235,776	0.00%	1.27% to 1.17%
2017	0.65% to 0.75%	12,954	98.88 to 98.52	1,278,817	0.00%	1.27% to 1.17%
2016	0.65% to 0.75%	15,365	97.64 to 97.38	1,498,513	0.00%	2.27% to 2.17%
2015	0.65% to 0.75%	16,650	95.47 to 95.31	1,588,355	7.68%	-4.92% to -5.02%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2019	0.75%	426	162.95	69,418	3.57%	18.96%
2018	0.75%	422	136.98	57,805	3.11%	-10.33%
2017	0.75%	415	152.75	63,393	2.68%	11.14%
2016	0.75%	423	137.44	58,136	4.01%	12.34%
2015	0.75%	276	122.34	33,767	2.66%	-6.91%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2019	0.60% to 0.75%	2,130	2,550.24 to 252.10	574,826	0.00%	35.94% to 35.73%
2018	0.60% to 0.75%	2,131	1,876.04 to 185.73	428,703	0.00%	-4.20% to -4.35%
2017	0.60% to 0.75%	2,083	1,958.36 to 194.18	434,944	0.09%	26.58% to 26.39%
2016	0.60% to 0.75%	1,611	1,547.11 to 153.63	271,357	0.00%	1.66% to 1.51%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.60% to 0.75%	1,624	1,521.89 to 151.35	272,084	0.00%	4.38% to 4.22%
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2019	0.60%	109	2,616.59	285,209	0.18%	29.83%
2018	0.60%	114	2,015.34	229,749	0.34%	-19.66%
2017	0.60%	121	2,508.60	303,541	0.46%	16.74%
2016	0.60% to 0.75%	172	2,148.94 to 210.53	204,853	0.41%	17.63% to 17.45%
2015	0.60% to 0.75%	194	1,826.87 to 179.25	178,297	2.82%	-10.94% to -11.07%
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)
2019	0.60% to 0.75%	10,610	2,200.98 to 217.58	2,371,272	0.00%	33.54% to 33.34%
2018	0.60% to 0.75%	10,680	1,648.23 to 163.18	1,798,311	0.00%	-6.15% to -6.29%
2017	0.60% to 0.75%	11,107	1,756.26 to 174.14	2,034,397	0.00%	21.76% to 21.58%
2016	0.60% to 0.75%	11,523	1,442.39 to 143.23	1,737,854	0.00%	0.15% to 0.00%
2015	0.60% to 0.75%	11,718	1,440.16 to 143.22	1,769,503	0.00%	0.60% to 0.45%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2019	0.60% to 0.75%	31,612	3,914.76 to 381.24	12,651,745	0.91%	31.00% to 30.80%
2018	0.60% to 0.75%	34,302	2,988.39 to 291.46	10,511,903	1.01%	-13.70% to -13.83%
2017	0.60% to 0.75%	34,901	3,462.88 to 338.24	12,469,250	0.93%	35.85% to 35.65%
2016	0.60% to 0.75%	37,992	2,549.06 to 249.36	10,093,141	1.06%	-0.52% to -0.66%
2015	0.60% to 0.75%	39,023	2,562.25 to 251.02	10,512,968	1.31%	3.32% to 3.17%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2019	0.60% to 0.75%	8,452	3,339.49 to 325.21	2,971,797	1.07%	31.29% to 31.09%
2018	0.60% to 0.75%	9,057	2,543.58 to 248.08	2,471,781	1.13%	-8.44% to -8.58%
2017	0.60% to 0.75%	11,885	2,778.05 to 271.35	3,485,426	1.05%	16.21% to 16.04%
2016	0.60% to 0.75%	16,317	2,390.51 to 233.85	4,058,172	0.99%	10.95% to 10.79%
2015	0.60% to 0.75%	17,033	2,154.56 to 211.08	3,815,710	0.82%	2.71% to 2.56%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2019	0.60% to 0.75%	1,897	5,160.05 to 503.26	1,030,635	0.20%	25.71% to 25.53%
2018	0.60% to 0.75%	2,153	4,104.59 to 400.92	964,259	0.27%	-10.86% to -11.00%
2017	0.60% to 0.75%	4,177	4,604.80 to 450.46	2,003,916	0.74%	13.48% to 13.31%
2016	0.60% to 0.75%	2,838	4,057.98 to 397.57	1,241,947	0.52%	17.35% to 17.17%
2015	0.60% to 0.75%	3,100	3,458.06 to 339.30	1,161,152	0.84%	-6.46% to -6.60%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2019	0.60% to 0.75%	3,846	1,173.81 to 116.12	470,269	3.72%	10.14% to 9.98%
2018	0.60% to 0.75%	3,996	1,065.73 to 105.59	453,225	4.98%	-4.97% to -5.12%
2017	0.60% to 0.75%	4,203	1,121.50 to 111.28	497,635	2.29%	5.64% to 5.48%
2016	0.60% to 0.75%	4,311	1,061.64 to 105.50	485,883	4.97%	5.90% to 5.74%
2015	0.60% to 0.75%	4,481	1,002.52 to 099.77	492,523	5.86%	-2.85% to -2.99%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2019	0.75%	1,096	191.39	209,765	2.03%	20.87%
2018	0.75%	1,296	158.35	205,218	1.85%	-6.15%
2017	0.75%	1,449	168.72	244,479	1.58%	17.39%
2016	0.75%	1,577	143.73	226,657	0.58%	-3.29%
2015	0.75%	1,822	148.62	270,790	0.35%	-9.03%
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2019	0.60% to 0.75%	6,186	3,657.05 to 356.68	3,130,029	1.66%	21.54% to 21.36%
2018	0.60% to 0.75%	6,901	3,008.88 to 293.90	2,811,501	1.77%	-0.17% to -0.32%
2017	0.60% to 0.75%	6,414	3,014.08 to 294.85	2,711,527	1.40%	17.43% to 17.25%
2016	0.60% to 0.75%	6,397	2,566.71 to 251.46	2,310,004	1.92%	3.70% to 3.55%
2015	0.60% to 0.75%	6,932	2,475.10 to 242.85	2,342,441	1.63%	-0.19% to -0.34%
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2019	0.60% to 0.75%	12,697	5,526.09 to 538.15	7,174,131	0.02%	36.03% to 35.83%
2018	0.60% to 0.75%	12,813	4,062.31 to 396.20	5,367,457	1.27%	1.11% to 0.95%
2017	0.60% to 0.75%	13,825	4,017.82 to 392.45	5,749,013	0.00%	29.22% to 29.03%
2016	0.60% to 0.75%	14,518	3,109.29 to 304.16	4,689,451	0.87%	1.33% to 1.18%
2015	0.60% to 0.75%	14,765	3,068.35 to 300.61	4,809,108	1.24%	11.27% to 11.10%
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.60% to 0.75%	4,367	6,165.20 to 600.39	3,162,251	0.42%	43.95% to 43.74%
2018	0.60% to 0.75%	4,606	4,282.79 to 417.70	2,330,854	1.11%	0.30% to 0.15%
2017	0.60% to 0.75%	4,618	4,269.88 to 417.07	2,317,905	0.45%	44.05% to 43.83%
2016	0.60% to 0.75%	3,974	2,964.19 to 289.97	1,410,173	0.09%	13.17% to 13.00%
2015	0.60% to 0.75%	4,637	2,619.19 to 256.60	1,390,392	0.79%	4.02% to 3.86%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2019	0.60% to 0.75%	10,033	2,734.59 to 266.30	3,186,836	1.83%	25.95% to 25.76%
2018	0.60% to 0.75%	10,633	2,171.20 to 211.76	2,678,662	1.69%	-15.65% to -15.77%
2017	0.60% to 0.75%	11,471	2,573.93 to 251.41	3,400,253	1.59%	30.02% to 29.83%
2016	0.60% to 0.75%	12,518	1,979.58 to 193.65	2,917,030	4.97%	-7.26% to -7.40%
2015	0.60% to 0.75%	12,859	2,134.64 to 209.13	3,272,698	0.51%	-9.35% to -9.49%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2019	0.60% to 0.75%	14,363	1,841.58 to 182.85	3,018,951	0.60%	39.12% to 38.91%
2018	0.60% to 0.75%	16,218	1,323.78 to 131.63	2,432,563	0.59%	0.20% to 0.05%
2017	0.60% to 0.75%	16,413	1,321.10 to 131.56	2,457,336	0.63%	27.60% to 27.47%
2016	0.60% to 0.75%	17,028	1,034.87 to 103.21	2,058,222	0.58%	5.39% to 5.28%
2015	0.60% to 0.75%	16,995	981.45	1,959,063	0.49%	-1.85% to -1.97%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2019	0.60% to 0.75%	6,216	4,477.22 to 436.67	3,099,643	2.15%	29.02% to 28.83%
2018	0.60% to 0.75%	6,492	3,470.04 to 338.94	2,621,695	1.53%	-10.63% to -10.76%
2017	0.60% to 0.75%	7,507	3,882.67 to 379.82	3,434,766	1.94%	16.95% to 16.77%
2016	0.60% to 0.75%	8,384	3,319.96 to 325.26	3,269,288	2.15%	13.41% to 13.24%
2015	0.60% to 0.75%	8,823	2,927.44 to 287.23	3,001,351	2.34%	-1.33% to -1.48%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2019	0.60% to 0.75%	3,985	2,388.73 to 235.44	1,837,494	1.50%	24.90% to 24.71%
2018	0.60% to 0.75%	4,100	1,912.50 to 188.78	1,525,604	0.93%	-10.27% to -10.40%
2017	0.60% to 0.75%	4,191	2,131.32 to 210.70	1,745,057	1.34%	26.06% to 25.87%
2016	0.60% to 0.75%	4,059	1,690.68 to 167.39	1,287,398	1.18%	3.22% to 3.07%
2015	0.60% to 0.75%	3,849	1,637.92 to 162.41	1,301,836	1.81%	5.68% to 5.53%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2019	0.60% to 0.75%	3,426	1782.43 to 173.84	889,393	4.12%	10.22% to 10.05%
2018	0.60% to 0.75%	4,103	1617.20 to 157.96	905,757	2.56%	-1.25% to -1.40%
2017	0.60% to 0.75%	3,880	1637.65 to 160.20	941,396	3.07%	5.61% to 5.45%
2016	0.60% to 0.75%	3,881	1550.67 to 151.92	937,308	1.91%	5.48% to 5.32%
2015	0.60% to 0.75%	4,002	1470.14 to 144.25	832,740	3.44%	-1.25% to -1.39%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2019	0.60% to 0.75%	280	2,767.10 to 269.88	98,844	5.47%	13.57% to 13.40%
2018	0.60% to 0.75%	317	2,436.51 to 237.99	126,471	5.85%	-7.50% to -7.64%
2017	0.60% to 0.75%	356	2,634.20 to 257.69	166,144	5.47%	9.06% to 8.89%
2016	0.60% to 0.75%	401	2,415.47 to 236.65	165,042	5.56%	9.89% to 9.73%
2015	0.60% to 0.75%	439	2,197.99 to 215.66	162,885	5.21%	-1.71% to -1.85%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2019	0.60% to 0.75%	257	4,440.24 to 433.06	568,116	1.91%	18.23% to 18.05%
2018	0.60% to 0.75%	314	3,755.69 to 366.85	589,995	2.82%	-8.27% to -8.41%
2017	0.60% to 0.75%	327	4,094.30 to 400.52	614,455	1.53%	2.49% to 2.34%
2016	0.60% to 0.75%	352	3,994.67 to 391.36	635,015	1.38%	6.18% to 6.02%
2015	0.60% to 0.75%	430	3,762.33 to 369.15	735,206	1.28%	1.56% to 1.41%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.75%	3,506	150.83	528,797	2.34%	5.48%
2018	0.75%	3,283	143.00	469,454	2.23%	-0.80%
2017	0.75%	3,372	144.15	486,064	2.14%	1.32%
2016	0.75%	3,259	142.26	463,639	1.84%	-0.01%
2015	0.75%	3,351	142.28	476,770	1.69%	-0.86%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2019	0.60% to 0.75%	20,227	3,978.72 to 307.21	10,394,800	5.93%	5.54% to 5.38%
2018	0.60% to 0.75%	20,574	3,769.82 to 291.52	10,158,364	2.06%	-0.56% to -0.71%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.00% to 0.75%	24,214	7,059.44 to 293.60	11,630,219	2.09%	1.48% to 1.32%
2016	0.00% to 0.75%	25,298	6,915.28 to 289.77	12,108,128	1.88%	0.14% to -0.01%
2015	0.00% to 0.75%	27,051	6,864.25 to 289.79	13,150,592	1.69%	-0.71% to -0.86%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2019	0.60% to 0.75%	6,126	1,901.91 to 185.50	1,252,656	5.03%	8.52% to 8.35%
2018	0.60% to 0.75%	5,882	1,752.66 to 171.20	1,163,417	2.69%	-2.93% to -3.08%
2017	0.60% to 0.75%	6,570	1,805.61 to 176.63	1,373,831	4.71%	5.70% to 5.54%
2016	0.60% to 0.75%	6,781	1,708.29 to 167.36	1,371,937	3.18%	8.00% to 7.84%
2015	0.60% to 0.75%	7,379	1,581.77 to 155.20	1,394,431	1.82%	-3.47% to -3.62%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2019	0.60% to 0.75%	4,810	2,654.78 to 258.92	1,382,582	5.65%	14.05% to 13.88%
2018	0.60% to 0.75%	5,289	2,327.66 to 227.36	1,295,398	5.72%	-3.58% to -3.73%
2017	0.60% to 0.75%	5,765	2,414.14 to 236.16	1,473,450	5.45%	6.12% to 5.96%
2016	0.60% to 0.75%	6,088	2,274.92 to 222.88	1,504,093	5.67%	13.48% to 13.31%
2015	0.60% to 0.75%	6,490	2,004.77 to 196.70	1,433,095	4.64%	-3.19% to -3.33%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2019	0.75%	1,168	135.74	158,546	1.81%	8.17%
2018	0.75%	1,048	125.49	131,514	2.34%	-1.82%
2017	0.75%	1,069	127.81	136,632	1.19%	2.44%
2016	0.75%	1,328	124.77	165,688	2.46%	1.89%
2015	0.75%	1,573	122.46	192,624	1.35%	-0.98%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2019	0.75%	34	158.40	5,385	3.31%	9.06%
2018	0.75%	32	145.23	4,647	2.44%	-1.95%
2017	0.75%	53	148.12	7,850	1.65%	3.17%
2016	0.75%	139	143.57	19,956	3.20%	2.93%
2015	0.75%	110	139.49	15,343	1.82%	-1.06%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2019	0.65% to 0.75%	1,657	150.52 to 148.78	247,726	2.99%	8.24% to 8.13%
2018	0.65% to 0.75%	1,720	139.07 to 137.59	237,779	3.08%	-1.07% to -1.17%
2017	0.65% to 0.75%	1,800	140.57 to 139.22	251,682	2.68%	3.72% to 3.62%
2016	0.65% to 0.75%	2,177	135.52 to 134.36	293,810	2.95%	4.67% to 4.56%
2015	0.65% to 0.75%	2,410	129.48 to 128.49	310,952	3.23%	-1.36% to -1.46%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2019	0.65% to 0.75%	5,927	116.15 to 114.80	683,981	2.30%	3.41% to 3.31%
2018	0.65% to 0.75%	5,440	112.31 to 111.12	606,992	2.14%	0.16% to 0.06%
2017	0.65% to 0.75%	6,943	112.13 to 111.05	773,678	1.40%	0.92% to 0.82%
2016	0.65% to 0.75%	8,761	111.10 to 110.15	969,069	1.52%	1.83% to 1.73%
2015	0.65% to 0.75%	10,283	109.11 to 108.27	1,117,311	1.64%	-0.99% to -1.09%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2019	0.60% to 0.75%	92,961	2,262.49 to 161.17	20,211,381	4.57%	1.17% to 1.02%
2018	0.60% to 0.75%	101,245	2,236.31 to 159.54	22,780,893	1.33%	0.78% to 0.63%
2017	0.00% to 0.75%	110,726	3,311.48 to 158.55	24,643,118	0.41%	-0.18% to -0.33%
2016	0.00% to 0.75%	132,010	3,297.52 to 159.07	29,579,931	0.01%	-0.59% to -0.74%
2015	0.00% to 0.75%	127,112	3,297.33 to 160.26	28,267,743	0.00%	-0.60% to -0.75%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2019	0.60% to 0.75%	17,861	3,044.56 to 255.86	4,707,113	4.19%	29.75% to 29.55%
2018	0.60% to 0.75%	18,669	2,346.50 to 197.49	3,813,681	0.08%	-3.66% to -3.80%
2017	0.60% to 0.75%	22,190	2,435.64 to 205.30	4,739,017	0.36%	29.43% to 29.23%
2016	0.60% to 0.75%	24,147	1,881.87 to 158.86	4,008,742	0.85%	1.58% to 1.43%
2015	0.60% to 0.75%	24,894	1,852.60 to 156.62	4,091,107	0.46%	2.82% to 2.66%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2019	0.60% to 0.75%	12,773	2,358.06 to 199.64	3,129,078	22.18%	24.65% to 24.47%
2018	0.60% to 0.75%	13,384	1,891.72 to 160.40	2,640,014	1.51%	-12.12% to -12.25%
2017	0.60% to 0.75%	14,334	2,152.53 to 182.78	3,193,250	1.62%	13.85% to 13.68%
2016	0.60% to 0.75%	17,149	1,890.61 to 160.78	2,921,537	1.76%	15.66% to 15.48%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.60% to 0.75%	19,696	1,634.68 to 139.23	2,934,052	1.15%	-3.73% to -3.87%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2019	0.60% to 0.75%	149,392	4,076.89 to 256.06	59,219,476	0.00%	36.43% to 36.23%
2018	0.60% to 0.75%	162,306	2,988.20 to 187.97	46,982,938	0.00%	-7.41% to -7.55%
2017	0.60% to 0.75%	173,895	3,227.39 to 203.32	54,864,593	0.00%	26.98% to 26.79%
2016	0.60% to 0.75%	190,376	2,541.74 to 160.36	47,110,732	0.00%	5.83% to 5.67%
2015	0.60% to 0.75%	205,320	2,401.72 to 151.76	48,093,936	0.00%	-0.78% to -0.93%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
2019	0.65% to 0.75%	10,318	128.63 to 127.91	1,322,776	1.23%	32.29% to 32.15%
2018	0.65% to 0.75%	11,279	97.24 to 96.79	1,093,665	1.08%	-17.00% to -17.08%
2017	0.65% to 0.75%	11,863	117.16 to 116.73	1,386,994	1.22%	24.96% to 24.84%
2016	0.65% to 0.75%	13,348	93.76 to 93.51	1,249,589	1.46%	-2.75% to -2.85%
2015	0.65% to 0.75%	14,057	96.41 to 96.25	1,353,995	0.70%	-1.14% to -1.23%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2019	0.65% to 0.75%	20,964	198.38 to 196.08	4,124,610	1.71%	29.86% to 29.73%
2018	0.65% to 0.75%	22,724	152.77 to 151.15	3,445,671	1.79%	-4.55% to -4.64%
2017	0.65% to 0.75%	25,775	160.05 to 158.51	4,096,469	2.17%	5.81% to 5.70%
2016	0.65% to 0.75%	28,267	151.26 to 149.95	4,249,736	2.09%	6.65% to 6.55%
2015	0.65% to 0.75%	28,235	141.82 to 140.74	3,982,391	2.65%	-5.97% to -6.06%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2019	0.65% to 0.75%	18,667	246.68 to 243.82	4,569,233	2.22%	23.04% to 22.92%
2018	0.65% to 0.75%	20,562	200.48 to 198.35	4,092,811	1.07%	-13.72% to -13.81%
2017	0.65% to 0.75%	21,929	232.36 to 230.13	5,062,727	1.11%	13.10% to 12.99%
2016	0.65% to 0.75%	23,616	205.44 to 203.67	4,823,739	1.29%	16.83% to 16.72%
2015	0.65% to 0.75%	31,711	175.84 to 174.50	5,545,642	1.13%	-3.51% to -3.61%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2019	0.60% to 0.75%	54,132	2,316.92 to 227.67	16,580,094	0.65%	27.31% to 27.11%
2018	0.60% to 0.75%	59,925	1,819.97 to 179.11	14,274,351	0.56%	-5.34% to -5.48%
2017	0.60% to 0.75%	64,215	1,922.60 to 189.49	16,248,415	0.53%	24.11% to 23.92%
2016	0.60% to 0.75%	69,314	1,549.12 to 152.91	14,099,547	0.81%	12.92% to 12.76%
2015	0.60% to 0.75%	74,953	1,371.82 to 135.61	13,500,441	0.78%	-1.67% to -1.82%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
2019	0.65% to 0.75%	826	235.90 to 233.16	192,710	0.74%	25.23% to 25.10%
2018	0.65% to 0.75%	897	188.37 to 186.37	167,487	0.58%	-6.49% to -6.58%
2017	0.65% to 0.75%	955	201.44 to 199.50	190,760	0.55%	17.60% to 17.48%
2016	0.65% to 0.75%	974	171.29 to 169.82	165,582	0.71%	9.40% to 9.29%
2015	0.65% to 0.75%	935	156.58 to 155.38	145,433	0.70%	-1.06% to -1.16%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
2019	0.60% to 0.75%	17,607	3,320.01 to 326.73	6,330,406	2.69%	26.19% to 26.00%
2018	0.60% to 0.75%	18,628	2,630.88 to 259.30	5,344,148	1.42%	-9.89% to -10.03%
2017	0.60% to 0.75%	20,390	2,919.75 to 288.21	6,478,308	1.70%	8.03% to 7.87%
2016	0.60% to 0.75%	23,162	2,702.80 to 267.19	6,831,912	2.39%	19.72% to 19.54%
2015	0.60% to 0.75%	24,656	2,257.61 to 223.51	6,049,823	2.39%	-4.85% to -4.99%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
2019	0.60% to 0.75%	245,073	4,333.20 to 426.44	141,180,033	1.72%	36.79% to 36.59%
2018	0.60% to 0.75%	267,986	3,167.72 to 312.21	113,509,125	0.85%	-1.87% to -2.01%
2017	0.60% to 0.75%	303,489	3,227.97 to 318.63	129,444,477	0.48%	26.55% to 26.36%
2016	0.60% to 0.75%	336,505	2,550.69 to 252.15	112,751,979	0.78%	3.01% to 2.86%
2015	0.60% to 0.75%	297,322	2,476.06 to 245.14	96,730,912	0.62%	4.46% to 4.31%
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
2019	0.60% to 0.75%	1,107	1,328.05 to 167.14	232,865	2.28%	11.81% to 11.65%
2018	0.60% to 0.75%	1,192	1,187.73 to 149.70	223,139	1.77%	-16.20% to -16.32%
2017	0.60% to 0.75%	1,497	1,417.28 to 178.91	319,753	2.05%	21.99% to 21.80%
2016	0.60% to 0.75%	1,475	1,161.84 to 146.88	255,527	2.06%	0.51% to 0.36%
2015	0.60% to 0.75%	1,552	1,155.92 to 146.35	274,940	2.05%	-4.48% to -4.62%
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV (TRF4)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.60% to 0.75%	46,873	14,725.68 to 782.76	134,454,658	3.09%	28.57% to 28.38%
2018	0.60% to 0.75%	50,288	11,453.57 to 609.74	110,855,828	1.09%	-0.60% to -0.75%
2017	0.00% to 0.75%	53,998	18,791.13 to 614.36	119,428,087	1.03%	19.82% to 19.64%
2016	0.00% to 0.75%	58,148	15,589.22 to 513.50	105,888,697	1.43%	10.73% to 10.57%
2015	0.00% to 0.75%	63,363	13,994.27 to 464.42	104,294,518	1.22%	0.26% to 0.11%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)
2019	0.60% to 0.75%	35,557	3,446.31 to 333.61	16,153,118	1.79%	26.53% to 26.34%
2018	0.60% to 0.75%	37,517	2,723.63 to 264.05	14,162,674	1.78%	-7.81% to -7.95%
2017	0.60% to 0.75%	41,090	2,954.45 to 286.86	16,675,652	3.07%	17.28% to 17.11%
2016	0.60% to 0.75%	44,926	2,519.07 to 244.95	15,420,627	2.71%	17.19% to 17.01%
2015	0.60% to 0.75%	49,380	2,149.64 to 209.34	14,551,912	1.55%	-6.86% to -7.00%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2019	0.60% to 0.75%	4,934	3,871.08 to 377.55	2,157,953	0.00%	34.90% to 34.70%
2018	0.60% to 0.75%	5,550	2,869.58 to 280.29	1,784,857	0.00%	-8.49% to -8.63%
2017	0.60% to 0.75%	6,123	3,135.92 to 306.77	2,137,528	0.00%	24.18% to 23.99%
2016	0.60% to 0.75%	6,681	2,525.31 to 247.41	1,857,568	0.00%	7.66% to 7.50%
2015	0.60% to 0.75%	7,170	2,345.67 to 230.15	1,850,452	0.00%	0.15% to 0.00%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2019	0.60% to 0.75%	35,473	3,767.25 to 364.68	17,595,636	0.08%	24.94% to 24.75%
2018	0.60% to 0.75%	38,347	3,015.29 to 292.32	15,199,539	0.02%	-13.17% to -13.30%
2017	0.60% to 0.75%	40,496	3,472.60 to 337.17	18,638,782	0.00%	12.82% to 12.66%
2016	0.60% to 0.75%	43,285	3,077.90 to 299.29	17,735,234	0.33%	22.06% to 21.87%
2015	0.60% to 0.75%	47,932	2,521.70 to 245.58	16,031,794	0.38%	-2.22% to -2.37%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2019	0.60% to 0.75%	6,276	4,195.82 to 409.22	2,973,540	2.41%	22.21% to 22.03%
2018	0.60% to 0.75%	6,752	3,433.29 to 335.35	2,621,293	0.67%	-17.91% to -18.04%
2017	0.60% to 0.75%	7,424	4,182.51 to 409.15	3,522,885	1.34%	40.66% to 40.45%
2016	0.60% to 0.75%	8,479	2,973.53 to 291.32	2,865,935	0.82%	7.07% to 6.91%
2015	0.60% to 0.75%	8,965	2,777.09 to 272.48	2,875,486	0.82%	-16.50% to -16.62%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2019	0.75%	1,320	118.80	156,815	2.97%	18.23%
2018	0.75%	1,283	100.48	128,916	1.99%	-15.17%
2017	0.75%	1,343	118.45	159,084	1.77%	26.50%
2016	0.75%	1,253	93.64	117,328	2.19%	0.12%
2015	0.75%	1,205	93.53	112,701	0.54%	-3.78%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2019	0.65% to 0.75%	2,415	113.35 to 112.03	273,059	2.32%	18.14% to 18.02%
2018	0.65% to 0.75%	2,753	95.94 to 94.92	263,535	1.77%	-15.36% to -15.44%
2017	0.65% to 0.75%	3,253	113.35 to 112.26	367,721	1.56%	26.25% to 26.13%
2016	0.65% to 0.75%	3,186	89.78 to 89.01	285,257	1.90%	-0.02% to -0.12%
2015	0.65% to 0.75%	3,416	89.79 to 89.11	306,033	0.27%	-3.85% to -3.94%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2019	0.60% to 0.75%	38,578	3,632.48 to 351.63	17,752,866	1.07%	18.29% to 18.12%
2018	0.60% to 0.75%	40,989	3,070.76 to 297.70	16,144,492	0.69%	-17.45% to -17.57%
2017	0.60% to 0.75%	42,537	3,719.85 to 361.17	20,410,261	0.50%	8.42% to 8.25%
2016	0.60% to 0.75%	45,570	3,431.12 to 333.64	20,310,052	0.65%	25.28% to 25.09%
2015	0.60% to 0.75%	50,530	2,738.83 to 266.72	17,873,418	0.67%	-6.66% to -6.80%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2019	0.75%	7,366	267.92	1,973,511	0.66%	33.77%
2018	0.75%	8,092	200.28	1,620,690	0.23%	-10.10%
2017	0.75%	8,214	222.79	1,830,007	0.71%	29.99%
2016	0.75%	8,591	171.39	1,472,413	1.48%	-0.56%
2015	0.75%	8,647	172.35	1,490,348	0.67%	5.75%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2019	0.75%	5,987	288.23	1,725,655	0.37%	29.31%
2018	0.75%	5,870	222.90	1,308,407	0.31%	-1.40%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.75%	5,969	226.07	1,349,402	0.30%	26.84%
2016	0.75%	5,758	178.22	1,026,219	0.23%	8.25%
2015	0.75%	5,561	164.64	915,567	0.73%	5.63%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2019	0.75%	4,811	228.12	1,097,485	1.36%	24.73%
2018	0.75%	4,558	182.89	833,631	1.05%	-2.92%
2017	0.75%	4,337	188.39	817,069	1.41%	21.02%
2016	0.75%	4,516	155.68	703,028	1.23%	10.26%
2015	0.75%	4,209	141.19	594,268	0.88%	0.33%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
2019	0.60% to 0.75%	97,078	1,042.99 to 103.41	13,096,823	23.21%	15.85% to 15.68%
2018	0.60% to 0.75%	100,721	900.28 to 089.40	11,697,965	4.38%	-17.66% to -17.78%
2017	0.60% to 0.75%	106,689	1,093.37 to 108.73	14,984,860	2.71%	22.19% to 22.01%
2016	0.60% to 0.75%	115,368	894.80 to 089.12	13,148,600	3.08%	4.60% to 4.44%
2015	0.60% to 0.75%	119,597	855.47 to 085.33	12,970,690	1.20%	-5.69% to -5.83%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV (GVDIV4)
2019	0.60% to 0.75%	7,402	3,475.66 to 333.19	5,951,526	21.74%	15.82% to 15.65%
2018	0.60% to 0.75%	9,073	3,000.90 to 288.11	6,126,999	4.34%	-17.65% to -17.77%
2017	0.60% to 0.75%	10,371	3,644.05 to 350.38	8,179,475	2.66%	22.16% to 21.98%
2016	0.60% to 0.75%	11,848	2,983.02 to 287.25	7,450,607	2.96%	4.57% to 4.42%
2015	0.60% to 0.75%	13,765	2,852.60 to 275.11	8,203,465	1.13%	-5.66% to -5.80%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2019	0.60% to 0.75%	9,596	5,058.30 to 493.34	5,654,242	1.33%	24.90% to 24.71%
2018	0.60% to 0.75%	9,892	4,049.89 to 395.58	4,711,459	1.33%	-11.92% to -12.05%
2017	0.60% to 0.75%	10,315	4,597.81 to 449.78	5,471,968	1.11%	15.09% to 14.92%
2016	0.60% to 0.75%	10,592	3,995.04 to 391.40	4,669,181	1.24%	19.57% to 19.39%
2015	0.60% to 0.75%	11,296	3,341.14 to 327.82	4,233,961	1.07%	-3.12% to -3.26%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2019	0.60% to 0.75%	129,194	9,568.95 to 919.72	167,999,842	2.06%	30.41% to 30.21%
2018	0.60% to 0.75%	138,459	7,337.82 to 706.33	137,557,328	1.69%	-5.21% to -5.36%
2017	0.60% to 0.75%	147,729	7,741.47 to 746.31	154,723,953	1.74%	20.81% to 20.63%
2016	0.60% to 0.75%	157,892	6,408.14 to 618.70	137,249,218	1.82%	10.93% to 10.76%
2015	0.60% to 0.75%	173,137	5,776.91 to 558.59	134,486,016	1.80%	0.57% to 0.42%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2019	0.60% to 0.75%	16,214	3,502.50 to 338.79	5,562,809	2.02%	22.99% to 22.81%
2018	0.60% to 0.75%	17,096	2,847.76 to 275.87	4,780,495	1.51%	-9.40% to -9.54%
2017	0.60% to 0.75%	18,739	3,143.31 to 304.96	5,787,934	1.60%	17.72% to 17.55%
2016	0.60% to 0.75%	19,381	2,670.10 to 259.44	5,090,393	1.76%	8.81% to 8.65%
2015	0.60% to 0.75%	19,726	2,453.81 to 238.78	4,768,671	1.50%	-1.59% to -1.74%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2019	0.60% to 0.75%	66,564	3,168.68 to 307.47	21,282,684	2.05%	21.10% to 20.92%
2018	0.60% to 0.75%	72,763	2,616.60 to 254.28	19,244,937	1.62%	-8.28% to -8.42%
2017	0.60% to 0.75%	77,030	2,852.85 to 277.66	22,267,908	1.62%	15.98% to 15.81%
2016	0.60% to 0.75%	81,799	2,459.73 to 239.76	20,845,469	1.64%	7.83% to 7.67%
2015	0.60% to 0.75%	100,406	2,281.04 to 222.67	23,563,170	1.45%	-1.32% to -1.47%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.60% to 0.75%	85,531	2,654.57 to 259.22	37,923,049	2.19%	17.04% to 16.87%
2018	0.60% to 0.75%	89,962	2,268.08 to 221.81	34,285,180	1.79%	-6.25% to -6.39%
2017	0.00% to 0.75%	99,549	4,374.97 to 236.94	39,686,197	1.75%	12.25% to 12.09%
2016	0.00% to 0.75%	106,593	3,874.19 to 211.40	37,884,122	1.85%	6.50% to 6.34%
2015	0.00% to 0.75%	117,503	3,615.92 to 198.79	38,728,513	1.57%	-0.93% to -1.08%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2019	0.60% to 0.75%	12,529	2,199.64 to 215.86	2,926,366	2.22%	12.80% to 12.64%
2018	0.60% to 0.75%	12,448	1,949.97 to 191.65	2,595,582	1.90%	-4.31% to -4.46%
2017	0.60% to 0.75%	12,941	2,037.81 to 200.58	3,012,508	1.85%	8.56% to 8.40%
2016	0.60% to 0.75%	13,356	1,877.14 to 185.05	2,866,534	1.92%	5.07% to 4.92%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.60% to 0.75%	14,360	1,786.52 to 176.38	2,914,558	1.68%	-0.63% to -0.78%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2019	0.60% to 0.75%	5,662	1,766.36 to 173.89	1,064,196	2.13%	8.88% to 8.71%
2018	0.60% to 0.75%	5,921	1,622.34 to 159.95	1,021,570	1.97%	-2.39% to -2.54%
2017	0.60% to 0.75%	6,500	1,662.13 to 164.12	1,144,413	1.80%	5.05% to 4.90%
2016	0.60% to 0.75%	7,526	1,582.20 to 156.46	1,251,820	2.03%	3.64% to 3.49%
2015	0.60% to 0.75%	7,367	1,526.60 to 151.19	1,202,723	1.66%	-0.33% to -0.48%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2019	0.75%	6,294	217.12	1,366,533	1.76%	19.88%
2018	0.75%	6,319	181.11	1,144,446	1.20%	-5.69%
2017	0.75%	6,150	192.04	1,181,075	1.11%	14.93%
2016	0.75%	6,430	167.10	1,074,435	1.97%	8.19%
2015	0.75%	6,269	154.45	968,258	1.55%	0.23%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
2019	0.75%	2,523	183.05	461,834	2.89%	23.22%
2018	0.75%	2,884	148.56	428,437	1.94%	-11.39%
2017	0.75%	2,978	167.66	499,286	1.34%	19.10%
2016	0.75%	3,289	140.77	462,998	2.50%	7.52%
2015	0.75%	3,115	130.93	407,842	2.76%	-2.31%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2019	0.75%	787	179.88	141,569	2.89%	21.41%
2018	0.75%	1,019	148.16	150,980	2.09%	-10.07%
2017	0.75%	1,236	164.75	203,636	1.61%	17.28%
2016	0.75%	1,300	140.48	182,630	2.50%	6.89%
2015	0.75%	1,791	131.43	235,399	2.86%	-2.16%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)
2019	0.75%	280	176.81	49,506	3.00%	19.32%
2018	0.75%	275	148.18	40,750	2.21%	-8.73%
2017	0.75%	270	162.36	43,838	1.76%	15.15%
2016	0.75%	279	141.01	39,340	2.78%	6.52%
2015	0.75%	308	132.38	40,772	3.15%	-1.88%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
2019	0.75%	2,737	171.04	468,150	2.95%	17.44%
2018	0.75%	2,500	145.65	364,122	2.28%	-7.76%
2017	0.75%	2,338	157.91	369,190	1.97%	13.20%
2016	0.75%	2,162	139.49	301,575	2.76%	6.02%
2015	0.75%	2,456	131.56	323,122	2.46%	-1.72%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
2019	0.75%	124	164.47	20,395	2.78%	15.43%
2018	0.75%	116	142.49	16,529	2.40%	-6.75%
2017	0.75%	114	152.81	17,420	1.73%	11.17%
2016	0.75%	104	137.45	14,295	3.13%	5.49%
2015	0.75%	51	130.29	6,645	1.89%	-1.79%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
2019	0.75%	27	158.35	4,275	2.79%	13.42%
2018	0.75%	27	139.61	3,770	2.37%	-5.39%
2017	0.75%	27	147.57	3,984	1.38%	9.26%
2016	0.75%	46	135.07	6,213	2.79%	5.21%
2015	0.75%	45	128.38	5,777	2.64%	-1.62%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
2019	0.75%	60	143.78	8,627	2.60%	9.95%
2018	0.75%	64	130.77	8,369	2.33%	-3.24%
2017	0.75%	67	135.15	9,055	2.19%	5.56%
2016	0.75%	68	128.03	8,706	2.57%	4.03%
2015	0.75%	71	123.07	8,738	2.16%	-1.39%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.75%	513	199.92	102,559	2.18%	14.48%
2018	0.75%	526	174.63	91,858	3.71%	-5.56%
2017	0.75%	114	184.92	21,081	1.91%	10.30%
2016	0.75%	112	167.65	18,777	1.86%	5.51%
2015	0.75%	115	158.90	18,273	1.48%	-0.92%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2019	0.75%	59	243.54	14,369	2.20%	19.04%
2018	0.75%	58	204.58	11,866	1.63%	-7.17%
2017	0.75%	63	220.39	13,884	1.71%	13.95%
2016	0.75%	63	193.40	12,184	1.91%	6.94%
2015	0.75%	60	180.86	10,852	1.59%	-1.27%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2019	0.60% to 0.75%	23,565	1,869.80 to 179.92	5,764,338	1.94%	3.07% to 2.91%
2018	0.60% to 0.75%	24,363	1,814.17 to 174.83	5,781,426	1.60%	0.41% to 0.26%
2017	0.60% to 0.75%	27,849	1,806.70 to 174.37	6,542,074	1.39%	0.29% to 0.14%
2016	0.60% to 0.75%	29,493	1,801.49 to 174.13	7,215,219	1.19%	0.62% to 0.46%
2015	0.60% to 0.75%	30,470	1,790.47 to 173.32	7,465,305	1.45%	-0.42% to -0.56%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2019	0.60% to 0.75%	48	5,301.94 to 517.10	163,064	0.00%	31.95% to 31.76%
2018	0.60% to 0.75%	55	4,018.03 to 392.47	137,604	0.00%	-6.97% to -7.11%
2017	0.60% to 0.75%	106	4,318.96 to 422.50	177,265	0.00%	24.54% to 24.36%
2016	0.60% to 0.75%	152	3,467.89 to 339.75	161,127	0.00%	3.77% to 3.62%
2015	0.60% to 0.75%	196	3,341.83 to 327.89	202,580	0.00%	0.67% to 0.52%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2019	0.60% to 0.75%	3,291	1,503.92 to 149.46	609,140	0.00%	31.69% to 31.49%
2018	0.60% to 0.75%	3,410	1,142.03 to 113.66	517,664	0.00%	-7.12% to -7.26%
2017	0.60% to 0.75%	3,988	1,229.57 to 122.56	609,770	0.00%	23.82% to 23.63%
2016	0.60% to 0.75%	4,464	993.04 to 99.13	525,829	0.00%	3.54% to 3.39%
2015	0.60% to 0.75%	5,007	959.08 to 95.89	565,579	0.00%	-4.09% to -4.11%	****
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2019	0.60% to 0.75%	2,295	4,071.66 to 397.11	3,614,291	0.59%	25.13% to 24.94%
2018	0.60% to 0.75%	1,746	3,253.90 to 317.83	729,071	0.48%	-6.29% to -6.43%
2017	0.60% to 0.75%	1,875	3,472.41 to 339.69	857,206	0.53%	17.72% to 17.55%
2016	0.60% to 0.75%	2,032	2,949.65 to 288.98	782,357	0.70%	9.21% to 9.04%
2015	0.60% to 0.75%	2,100	2,700.99 to 265.02	749,653	0.56%	-1.06% to -1.21%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2019	0.75%	658	129.86	85,445	2.00%	6.22%
2018	0.75%	680	122.25	83,130	4.53%	-4.70%
2017	0.75%	825	128.28	105,830	1.43%	10.02%
2016	0.75%	1,079	116.60	125,812	1.21%	2.24%
2015	0.75%	1,064	114.05	121,350	1.47%	-7.78%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2019	0.75%	4,178	124.50	520,142	2.77%	3.25%
2018	0.75%	4,504	120.58	543,092	1.91%	-0.42%
2017	0.75%	5,200	121.09	629,657	1.29%	0.60%
2016	0.75%	2,881	120.37	346,790	1.48%	0.65%
2015	0.75%	2,303	119.60	275,431	3.23%	-0.44%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2019	0.60% to 0.75%	3,656	1,253.67 to 123.74	805,432	3.03%	7.70% to 7.54%
2018	0.60% to 0.75%	3,170	1,163.99 to 115.06	708,620	2.55%	-1.14% to -1.29%
2017	0.60% to 0.75%	3,308	1,177.36 to 116.56	693,970	2.03%	4.29% to 4.14%
2016	0.60% to 0.75%	4,127	1,128.89 to 111.93	778,862	2.09%	2.07% to 1.92%
2015	0.60% to 0.75%	4,391	1,105.98 to 109.82	792,645	4.79%	-0.17% to -0.32%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2019	0.60% to 0.75%	3,047	1,334.38 to 132.91	449,803	2.05%	29.62% to 29.43%
2018	0.60% to 0.75%	3,416	1,029.43 to 102.69	392,819	0.73%	-9.04% to -9.18%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.60% to 0.75%	3,062	1,131.72 to 113.06	401,281	0.00%	13.17% to 13.06%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2019	0.60% to 0.75%	1,929	1,824.55 to 181.60	428,332	0.13%	35.92% to 35.72%
2018	0.60% to 0.75%	1,992	1,342.32 to 133.81	342,996	0.00%	1.76% to 1.61%
2017	0.60% to 0.75%	2,598	1,319.05 to 131.68	420,661	0.10%	30.12% to 29.93%
2016	0.60% to 0.75%	3,009	1,013.70 to 101.35	367,024	0.00%	1.37% to 1.35%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2019	0.60% to 0.75%	130	2,430.62 to 237.06	79,387	1.38%	24.40% to 24.22%
2018	0.60% to 0.75%	139	1,953.81 to 190.84	65,375	1.43%	-19.60% to -19.72%
2017	0.60% to 0.75%	155	2,430.11 to 237.72	89,777	2.18%	25.82% to 25.64%
2016	0.60% to 0.75%	164	1,931.34 to 189.22	74,830	3.63%	-3.04% to -3.18%
2015	0.60% to 0.75%	172	1,991.80 to 195.43	71,589	1.81%	-0.46% to -0.61%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2019	0.65% to 0.75%	7,422	473.15 to 468.60	3,494,373	0.00%	27.80% to 27.67%
2018	0.65% to 0.75%	7,929	370.24 to 367.04	2,923,050	0.00%	0.20% to 0.10%
2017	0.65% to 0.75%	7,932	369.49 to 366.68	2,919,886	0.00%	26.48% to 26.36%
2016	0.65% to 0.75%	7,679	292.13 to 290.19	2,236,468	0.00%	-11.29% to -11.38%
2015	0.65% to 0.75%	8,786	329.32 to 327.46	2,886,811	0.00%	11.74% to 11.63%
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
2019	0.60% to 0.75%	7,261	2,612.64 to 251.40	2,841,599	0.34%	11.94% to 11.77%
2018	0.60% to 0.75%	8,018	2,333.91 to 224.92	2,837,133	7.68%	-6.70% to -6.84%
2017	0.60% to 0.75%	9,985	2,501.56 to 241.44	3,604,666	2.33%	11.57% to 11.41%
2016	0.60% to 0.75%	11,036	2,242.05 to 216.71	3,594,285	0.00%	5.79% to 5.63%
2015	0.60% to 0.75%	12,101	2,119.39 to 205.16	3,821,264	6.87%	-13.61% to -13.74%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2019	0.60% to 0.75%	31,302	4,207.27 to 406.05	18,980,182	0.46%	29.81% to 29.62%
2018	0.60% to 0.75%	33,828	3,240.99 to 313.26	15,803,812	0.30%	-23.95% to -24.06%
2017	0.60% to 0.75%	35,218	4,261.44 to 412.52	22,137,728	0.43%	50.13% to 49.91%
2016	0.60% to 0.75%	39,108	2,838.44 to 275.18	16,372,640	0.47%	-0.49% to -0.64%
2015	0.60% to 0.75%	42,148	2,852.55 to 276.96	17,670,341	0.55%	-14.51% to -14.63%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2019	0.60% to 0.75%	9,241	2,874.11 to 276.55	3,959,201	0.00%	11.20% to 11.03%
2018	0.60% to 0.75%	10,117	2,584.65 to 249.07	3,895,718	0.00%	-28.71% to -28.82%
2017	0.60% to 0.75%	10,706	3,625.47 to 349.90	5,747,374	0.00%	-2.28% to -2.43%
2016	0.60% to 0.75%	12,527	3,710.23 to 358.62	6,855,551	0.40%	42.85% to 42.64%
2015	0.60% to 0.75%	14,384	2,597.25 to 251.42	5,475,675	0.03%	-33.84% to -33.94%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2019	0.95%	9,231	408.18	3,767,875	2.46%	23.25%
2018	0.95%	9,671	331.17	3,202,766	2.31%	-6.86%
2017	0.95%	9,953	355.56	3,538,895	2.48%	17.13%
2016	0.95%	10,245	303.55	3,109,893	2.64%	13.98%
2015	0.95%	10,788	266.31	2,872,976	2.95%	-0.10%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2019	0.95%	6,910	257.27	1,777,734	6.02%	14.58%
2018	0.95%	6,932	224.53	1,556,444	4.68%	-3.66%
2017	0.95%	7,192	233.05	1,676,093	4.35%	6.00%
2016	0.95%	7,093	219.87	1,559,511	5.72%	10.30%
2015	0.95%	7,669	199.33	1,528,645	4.92%	-2.51%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2019	0.95%	13,068	504.36	6,591,033	1.49%	29.64%
2018	0.95%	13,813	389.06	5,374,147	1.21%	-10.19%
2017	0.95%	13,965	433.22	6,049,879	1.19%	17.96%
2016	0.95%	14,682	367.27	5,392,193	1.39%	10.07%
2015	0.95%	15,345	333.68	5,120,259	1.19%	-2.37%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2019	0.95%	9,285	168.75	1,566,863	2.49%	7.65%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.95%	8,875	156.76	1,391,288	2.29%	-1.08%
2017	0.95%	9,399	158.47	1,489,497	2.36%	2.51%
2016	0.95%	9,071	154.60	1,402,380	2.32%	1.50%
2015	0.95%	9,218	152.31	1,403,979	2.24%	-0.61%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2019	0.60% to 0.75%	301	2,538.98 to 246.51	755,310	0.00%	38.19% to 37.98%
2018	0.60% to 0.75%	329	1,837.33 to 178.66	596,188	0.00%	-7.62% to -7.76%
2017	0.60% to 0.75%	1,133	1,988.92 to 193.69	820,850	0.00%	28.36% to 28.17%
2016	0.60% to 0.75%	1,181	1,549.49 to 151.12	701,465	0.00%	7.00% to 6.84%
2015	0.60% to 0.75%	4,903	1,448.08 to 141.44	1,227,904	0.00%	-2.05% to -2.20%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2019	0.60% to 0.75%	236	3,604.70 to 349.99	329,956	0.28%	30.68% to 30.48%
2018	0.60% to 0.75%	317	2,758.45 to 268.22	368,913	0.19%	-7.70% to -7.84%
2017	0.60% to 0.75%	345	2,988.70 to 291.05	448,410	0.66%	19.72% to 19.54%
2016	0.60% to 0.75%	399	2,496.42 to 243.48	426,076	2.01%	11.56% to 11.39%
2015	0.60% to 0.75%	440	2,237.75 to 218.57	409,364	0.13%	-3.66% to -3.81%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2019	0.75%	332	390.35	129,596	0.00%	23.90%
2018	0.75%	687	315.06	216,447	0.00%	0.55%
2017	0.75%	383	313.34	120,011	0.00%	24.92%
2016	0.75%	569	250.83	142,725	0.00%	6.94%
2015	0.75%	686	234.55	160,900	0.00%	-3.61%
Federated Insurance Series - Fed Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2017	0.60% to 0.75%	370	1,675.88 to 163.94	66,945	1.62%	10.29% to 10.12%
2016	0.60% to 0.75%	544	1,519.57 to 148.87	88,048	1.78%	-4.77% to -4.91%
2015	0.60% to 0.75%	557	1,595.67 to 156.56	94,611	1.70%	-6.85% to -6.99%
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMTP)
2018	0.60% to 0.75%	1,558	2,474.66 to 239.91	2,668,866	1.20%	-1.63% to -1.78%
2017	0.60% to 0.75%	1,677	2,515.79 to 244.27	2,926,479	0.58%	12.68% to 12.52%
2016	0.60% to 0.75%	1,830	2,232.59 to 217.09	2,894,700	0.77%	26.61% to 26.42%
2015	0.60% to 0.75%	2,301	1,763.41 to 171.73	2,593,260	0.76%	-12.33% to -12.46%
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB (PVGIB)
2016	0.60% to 0.75%	1,372	2,408.61 to 235.97	381,778	1.61%	14.33% to 14.16%
2015	0.60% to 0.75%	1,485	2,106.70 to 206.70	312,052	1.89%	-8.08% to -8.22%
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB (PVTVB)
2015	0.60% to 0.75%	1,427	2,350.24 to 230.60	402,544	1.18%	-6.67% to -6.81%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class IV (CAF4)
2015	0.60% to 0.75%	77,243	1,948.28 to 189.73	20,102,350	0.35%	3.99% to 3.84%

2019	Contract Owners' Equity:	$1,297,524,478
2018	Contract Owners' Equity:	$1,098,178,290
2017	Contract Owners' Equity:	$1,262,756,595
2016	Contract Owners' Equity:	$1,138,068,106
2015	Contract Owners' Equity:	$1,139,725,754

*	This represents the range of annual policy expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 20, 2020

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2019	2018

Admitted assets
Invested assets
Bonds	$35,124	$32,348
Stocks	2,622	1,820
Mortgage loans, net of allowance	7,655	7,764
Policy loans	903	905
Derivative assets	94	100
Cash, cash equivalents and short-term investments	556	1,099
Securities lending collateral assets	132	101
Other invested assets	958	883
Total invested assets	$48,044	$45,020
Accrued investment income	573	394
Deferred federal income tax assets, net	601	532
Federal income tax receivable	108	129
Other assets	152	392
Separate account assets	105,655	92,874
Total admitted assets	$155,133	$139,341

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$39,139	$38,337
Policyholders dividend accumulation	452	466
Short-term debt	203	365
Asset valuation reserve	479	372
Payable for securities	113	158
Derivative liabilities	23	20
Securities lending payable	132	101
Other liabilities	1,682	1,428
Accrued transfers from separate accounts	(1,567)	(1,625)
Separate account liabilities	105,655	92,874
Total liabilities	$146,311	$132,496

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	700
Additional paid-in capital	1,998	1,398
Unassigned surplus	5,720	4,743
Total capital and surplus	$8,822	$6,845
Total liabilities, capital and surplus	$155,133	$139,341

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2019	2018	2017

Revenues
Premiums and annuity considerations	$10,168	$9,829	$10,403
Net investment income	1,974	1,927	1,958
Amortization of interest maintenance reserve	(2)	(1)	(2)
Other revenues	2,312	2,240	2,443
Total revenues	$14,452	$13,995	$14,802

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,782	$13,961	$12,879
Increase in reserves for future policy benefits and claims	1,501	736	1,246
Net transfers from separate accounts	(3,747)	(2,468)	(950)
Commissions	674	670	683
Dividends to policyholders	38	40	46
Reserve adjustment on reinsurance assumed	(246)	(352)	(553)
Other expenses	417	398	466
Total benefits and expenses	$13,419	$12,985	$13,817

Income before federal income tax expense and net realized capital losses on investments	$1,033	$1,010	$985
Federal income tax (benefit) expense	(73)	64	(455)

Income before net realized capital losses on investments	$1,106	$946	$1,440

Net realized capital losses on investments, net of federal income tax expense of $7, $8 and $26 in 2019, 2018 and 2017, respectively, and excluding $0, $(1) and $3 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively

	(477)	(235)	(401)
Net income	$629	$711	$1,039

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2016	$4	$700	$963	$3,541	$5,208

Net income	-	-	-	1,039	1,039
Change in asset valuation reserve	-	-	-	(10)	(10)
Change in deferred income taxes	-	-	-	(446)	(446)
Change in net unrealized capital gains and losses, net of tax expense of $14	-	-	-	(157)	(157)
Change in nonadmitted assets	-	-	-	318	318
Other, net	-	-		(3)	(3)
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2019	2018	2017

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,184	$9,812	$10,424
Net investment income	1,825	2,041	2,062
Other revenue	2,708	2,329	2,439
Policy benefits and claims paid	(14,778)	(13,947)	(12,861)
Commissions, operating expenses and taxes, other than federal income tax paid	(847)	(710)	(563)
Net transfers from separate accounts	3,805	2,606	985
Policyholders' dividends paid	(40)	(45)	(48)
Federal income taxes recovered	87	74	115
Net cash provided by operating activities	$2,944	$2,160	$2,553

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,547	$3,366	$3,905
Stocks	58	1	1
Mortgage loans	910	580	585
Derivative assets	4	560	-
Other assets	381	190	77
Total investment proceeds	$4,900	$4,697	$4,568
Cost of investments acquired:
Bonds	$(6,327)	$(4,499)	$(4,875)
Stocks	(454)	(608)	(626)
Mortgage loans	(800)	(762)	(670)
Derivative assets	(687)	-	(467)
Other assets	(340)	(610)	(516)
Total investments acquired	$(8,608)	$(6,479)	$(7,154)
Net decrease (increase) in policy loans	2	36	(16)
Net cash used in investing activities	$(3,706)	$(1,746)	$(2,602)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$400	$-	$-
Capital contribution from Nationwide Financial Services, Inc.	600	435	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	(714)	228	(326)
Net change in short-term debt	(162)	365	(303)
Derivative liabilities	2	(135)	44
Other cash provided (used)	93	(172)	223
Net cash provided by (used in) financing activities and miscellaneous	$219	$721	$(362)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(543)	$1,135	$(411)
Cash, cash equivalents and short-term investments at beginning of year	1,099	(36)	375
Cash, cash equivalents and short-term investments at end of year	$556	$1,099	$(36)

Supplemental disclosure of non-cash activities:
Exchange of bond investments	$592	$573	$238
Intercompany transfer of securities	$6	$108	$-
Intercompany transfer of mortgages	$-	$155	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2019 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $411 million and $183 million as of December 31, 2019 and 2018, respectively. The prescribed practice related to NLAIC guaranteed risks, which went into effect on December 31, 2019, increased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $226 million as of December 31, 2019.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2019 and 2018.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2019	As of December 31, 2018

Capital and Surplus
Statutory Capital and Surplus			OH	$8,822	$6,845
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	411	183
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(226)	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$8,940	$6,961

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017, the Company calculated a portion of its life insurance reserves under a Principle-Based Reserves (“PBR”) framework in accordance with Valuation Manual 20: Requirements for PBR for Life Products. Valuation Manual 20 was only applicable for newly issued life insurance business and allowed for a three-year implementation period. Reserving for all life insurance business issued after the earlier of the products conversion or December 31, 2019 will be under a PBR framework.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has sold $2.2 billion, $2.0 billion and $1.7 billion in Tax Credit Funds to unrelated third parties as of December 31, 2019, 2018 and 2017, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $116 million and $132 million as of December 31, 2019 and 2018, respectively. All unamortized goodwill as of December 31, 2019 and 2018, is related to the acquisition of JNF, which represents 69% and 76%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2019 and 2018. Amortization of goodwill totaled $16 million, $16 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. No goodwill was impaired during these periods.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% and 5% of the Company’s life insurance in force in 2019 and 2018, respectively, and 50% and 51% of the number of life insurance policies in force in 2019 and 2018, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2019 and 2018.

Subsequent Events

The Company evaluated subsequent events through March 20, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$128	$-	$-	$128

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$20	$203	$-	$223	0%
At book value less current surrender charge of 5% or more	422	-	-	422	1%
At fair value	-	-	54,038	54,038	90%
Total with market value adjustment or at fair value	$442	$203	$54,038	$54,683	91%
At book value without adjustment (minimal or no charge or adjustment)	2,497	-	12	2,509	4%
Not subject to discretionary withdrawal	2,622	-	49	2,671	5%
Total, gross	$5,561	$203	$54,099	$59,863	100%
Less: Reinsurance ceded	(105)	-	-	(105)
Total, net	$5,456	$203	$54,099	$59,758
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$223	$-	$-	$223

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$1	$-	$-	$1

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$15,748	$2,366	$-	$18,114	46%
At book value less current surrender charge of 5% or more	76	-	-	76	0%
At fair value	-	-	15,869	15,869	40%
Total with market value adjustment or at fair value	$15,824	$2,366	$15,869	$34,059	86%
At book value without adjustment (minimal or no charge or adjustment)	4,938	-	-	4,938	12%
Not subject to discretionary withdrawal	614	2	-	616	2%
Total, gross	$21,376	$2,368	$15,869	$39,613	100%
Less: Reinsurance ceded	(63)	-	-	(63)
Total, net	$21,313	$2,368	$15,869	$39,550
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$4	$-	$-	$4

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$4	$-	$4	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$17	$-	$17	0%
At book value without adjustment (minimal or no charge or adjustment)	504	4	508	14%
Not subject to discretionary withdrawal	3,316	12	3,328	86%
Total, gross	$3,837	$16	$3,853	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,837	$16	$3,853

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$27,880	$26,750
Supplemental contracts with life contingencies, net	17	19
Deposit-type contracts	3,122	3,837
Subtotal	$31,019	$30,606

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,264	$72,539
Other contract deposit funds	16	16
Subtotal	$82,280	$72,555
Total annuity actuarial reserves and deposit fund liabilities, net	$113,299	$103,161

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	21,840	19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	21,840	19,596

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,682	2,692	2,704	-	-	-
Universal life with secondary guarantees	309	245	534	-	-
Indexed universal life with secondary guarantees	103	73	108	-	-	-
Other permanent cash value life insurance	-	1,478	2,731	-	-	-
Variable life	1,626	1,715	1,799	16,599	16,583	16,583
Subtotal	$4,720	$6,214	$7,887	$16,599	$16,583	$16,583
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	337	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	10	-	-	-
Disability - disabled lives	-	-	53	-	-	-
Miscellaneous reserves	-	-	35	-	-	-
Total, gross	$4,720	$6,214	$8,323	$16,599	16,583	16,583
Less: reinsurance ceded	(11)	(11)	(294)	-	-	-
Total, net	$4,709	$6,203	$8,029	$16,599	16,583	16,583

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$8,292	$7,937
Accidental death benefits, net	1	1
Disability - active lives, net	10	9
Disability - disabled lives, net	52	50
Miscellaneous reserves section, net	32	31
Subtotal	$8,387	$8,028

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$22,138	$18,905
Other contract deposit funds	5	2
Subtotal	$22,143	$18,907
Total annuity actuarial reserves and deposit fund liabilities, net	$30,530	$26,935

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third-Party Administrators

The following table summarizes direct premium written by managing general agents and third-party administrators as of December 31, 2019:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	$29
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	44
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	11
Consolidated Health Plans	04-3187843	Exclusive	Accident & health	C / CA / P / B	53
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	59
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	6
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	70
Health Insurance Innovations	46-1282634	Not Exclusive	Accident & health	B / P / U	1
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	23
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	94
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	7
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	3
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,222	$-	$59,425	$-
Group annuities	16,187	-	14,376	-
Life insurance	22,246	-	19,073	-
Total	$105,655	$-	$92,874	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
2015	$21	$465

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value and are included as a nonindexed guarantee.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account and are included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of variable universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Variable Separate Account. It provides a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423
1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2018
Premiums, considerations or deposits	$-	$122	$-	$6,270	$6,392
Reserves
For accounts with assets at:
Fair value	$-	$2,371	$198	$86,569	$89,138
Amortized cost	-	2,322	-	-	2,322
Total reserves	$-	$4,693	$198	$86,569	$91,460
By withdrawal characteristics:
With market value adjustment	$-	$2,371	$198	$-	$2,569
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	86,493	86,493
At book value without market value adjustment and with current surrender charge less than 5%	-	2,322	-	15	2,337
Subtotal	$-	$4,693	$198	$86,508	$91,399
Not subject to discretionary withdrawal	-	-	-	61	61
Total reserves[1]	$-	$4,693	$198	$86,569	$91,460
1

The total reserves balance does not equal the liabilities related to separate accounts of $92.9 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in millions)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,142	$6,392	$6,732
Transfers from separate accounts	(9,470)	(8,461)	(7,327)
Net transfers from separate accounts	$(3,328)	$(2,069)	$(595)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(321)	(303)	(255)
Fees not included in general account transfers	(68)	(58)	(67)
Other miscellaneous adjustments not included in the general account balance	(30)	(38)	(33)
Transfers as reported in the statutory statements of operations	$(3,747)	$(2,468)	$(950)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Common stocks affiliated[1]	2,386	-	-	2,386
Preferred stocks unaffiliated	55	4	-	59
Total stocks	$2,622	$4	$-	$2,626
Total bonds and stocks	$37,746	$2,718	$103	$40,361

December 31, 2018
Bonds:
U.S. Government	$8	$-	$-	$8
States, territories and possessions	363	25	2	386
Political subdivisions	268	35	1	302
Special revenues	2,043	191	6	2,228
Industrial and miscellaneous	24,661	438	738	24,361
Loan-backed and structured securities	5,005	188	59	5,134
Total bonds	$32,348	$877	$806	$32,419
Common stocks unaffiliated	$138	$-	$-	$138
Common stocks affiliated[1]	1,644	-	-	1,644
Preferred stocks unaffiliated	38	6	2	42
Total stocks	$1,820	$6	$2	$1,824
Total bonds and stocks	$34,168	$883	$808	$34,243
1	Includes investment in NLAIC and JNF of $2.2 billion and $169 million as of December 31, 2019, respectively, and $1.5 billion and $175 million as of December 31, 2018, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,000	$1,009
Due after one year through five years	6,874	7,141
Due after five years through ten years	10,404	10,997
Due after ten years	11,413	12,948
Total bonds excluding loan-backed and structured securities	$29,691	$32,095
Loan-backed and structured securities	5,433	5,640
Total bonds	$35,124	$37,735

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	23	1	-	-	23	1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

December 31, 2018
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	107	2	-	-	107	2
Political subdivisions	29	1	-	-	29	1
Special revenues	230	4	53	3	283	7
Industrial and miscellaneous	10,798	437	4,314	368	15,112	805
Loan-backed and structured securities	1,950	24	649	41	2,599	65
Total bonds	$13,114	$468	$5,017	$412	$18,131	$880
Common stocks unaffiliated	39	6	-	-	39	6
Preferred stocks unaffiliated	35	2	-	-	35	2
Total bonds and stocks	$13,188	$476	$5,017	$412	$18,205	$888

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Amortized cost:
Loans with non-specific reserves	$7,675	$7,783
Loans with specific reserves	14	6
Total amortized cost	$7,689	$7,789
Valuation allowance:
Non-specific reserves	$31	$23
Specific reserves	3	2
Total valuation allowance[1]	$34	$25
Mortgage loans, net of allowance	$7,655	$7,764
1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,958	$125	$3,083	$3,071	$12	$3,083
Industrial	905	-	905	904	1	905
Office	1,305	-	1,305	1,291	14	1,305
Retail	2,167	9	2,176	2,156	20	2,176
Other	220	-	220	220	-	220
Total	$7,555	$134	$7,689	$7,642	$47	$7,689
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

December 31, 2018
Apartment	$3,064	$71	$3,135	$3,135	$-	$3,135
Industrial	953	10	963	959	4	963
Office	1,329	-	1,329	1,323	6	1,329
Retail	2,169	-	2,169	2,167	2	2,169
Other	193	-	193	193	-	193
Total	$7,708	$81	$7,789	$7,777	$12	$7,789
Weighted average DSC ratio	2.08	1.59	2.07	2.07	0.76	2.07
Weighted average LTV ratio	55%	94%	56%	56%	61%	56%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 were 12.0% and 3.1%, respectively, and for those originated or acquired during 2018 were 10.0% and 2.8%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 82% and 85%. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $306 million and $145 million as of December 31, 2019 and 2018, respectively. The Company held $132 million and $101 million of cash collateral on securities lending as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. As of December 31, 2018, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $134 million and $102 million as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $180 million and $48 million of non-cash collateral on securities lending as of December 31, 2019 and 2018, respectively.

Low-Income Housing Tax Credit Funds

The amount of low-income housing tax credits and other tax benefits recognized was $35 million, $33 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The partnership interests in low-income housing tax credit funds recognized in the statements of admitted assets, liabilities, capital and surplus was $174 million and $166 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Bonds	$1,408	$1,378	$1,414
Mortgage loans	353	335	335
Policy loans	45	54	38
Other	276	269	272
Gross investment income	$2,082	$2,036	$2,059
Investment expenses	(108)	(109)	(101)
Net investment income	$1,974	$1,927	$1,958

There was no investment income due and accrued that was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2019	2018	2017
Gross gains on sales	$71	$22	$44
Gross losses on sales	(21)	(16)	(31)
Net realized gains on sales	$50	$6	$13
Net realized derivative losses	(515)	(226)	(382)
Other-than-temporary impairments	(5)	(8)	(3)
Total net realized losses on sales	$(470)	$(228)	$(372)
Tax expense on net losses	7	8	26
Net realized capital losses, net of tax	$(477)	$(236)	$(398)
Less: Realized (losses) gains transferred to the IMR	-	(1)	3
Net realized capital losses, net of tax and transfers to the IMR	$(477)	$(235)	$(401)

For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $42 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $496 million and $454 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there were $45 million and $179 million of commitments to purchase private placement bonds, $147 million and $7 million of outstanding commitments to fund mortgage loans and $0 and $11 million of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

December 31, 2018
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	234	2	2	-	-
Cross currency swaps	1,441	79	90	(36)	1
Futures	2,647	-	-	-	-
Total	$4,329	$80	$92	$(37)	$-

Of the $105 million and $92 million of fair value of derivative assets as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company received $68 million and $52 million of cash collateral and $45 million and $22 million in pledged securities, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $20 million and $37 million of fair value of derivative liabilities as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company posted $3 million and $12 million of cash collateral respectively, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $128 million and $127 million as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2019	2018	2017	2019	2018	2017
Interest rate swaps	$-	$(5)	$-	$-	$35	$(1)
Options	3	(313)	3	4	244	(64)
Cross currency swaps	(1)	-	-	(13)	65	(103)
Futures	(517)	92	(385)	(169)	132	(41)
Total	$(515)	$(226)	$(382)	$(178)	$476	$(209)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Industrial and miscellaneous	-	3	6	-	9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	1
Liabilities at fair value	$-	$1	$-	$-	1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Special Revenues	$-	$1	$-	$-	$1
Industrial and miscellaneous	-	7	8	-	15
Common stocks unaffiliated	45	78	1	14	138
Derivative assets	-	-	2	-	2
Separate account assets	88,994	2,106	80	1,390	92,570
Assets at fair value	$89,039	$2,192	$91	$1,404	$92,726
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2017	$8	$1	$278	$61	$348
Net gains (losses):
In operations	2	(1)	(313)	-	(312)
In surplus	1	-	244	19	264
Purchases	3	1	36	-	40
Sales	(7)	-	(243)	-	(250)
Transfers into Level 3	4	-	-	-	4
Transfers out of Level 3	(3)	-	-	-	(3)
Balance as of December 31, 2018	$8	$1	$2	$80	91
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts	$-	$-	$22,186	$22,186	$25,720
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$22,186	$22,205	$25,742

December 31, 2018
Assets:
Bonds[1]	$1,139	$30,416	$848	$32,403	$32,332
Preferred stocks unaffiliated	-	42	-	42	38
Mortgage loans, net of allowance	-	-	7,677	7,677	7,764
Policy loans	-	-	905	905	905
Derivative assets	-	90	-	90	98
Short-term investments	-	813	-	813	813
Securities lending collateral assets	100	1	-	101	101
Separate account assets	3	298	-	301	304
Total assets	$1,242	$31,660	$9,430	$42,332	$42,355
Liabilities:
Investment contracts	$-	$-	$23,511	$23,511	$25,432
Derivative liabilities	-	36	-	36	19
Total liabilities	$-	$36	$23,511	$23,547	$25,451
1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $52 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $11 million increase to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$701	$57	$758
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$701	$57	$758
Less: Deferred tax assets nonadmitted	(73)	(33)	(106)
Net admitted deferred tax assets	$628	$24	$652
Less: Deferred tax liabilities	(119)	(1)	(120)
Net admitted deferred tax assets	$509	$23	$532

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2019	2018	Change
Adjusted gross deferred tax assets	$774	$758	$16
Total deferred tax liabilities	(136)	(120)	(16)
Net deferred tax assets	$638	$638	$-
Less: Tax effect of unrealized gains			29
Change in deferred income tax			$(29)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized[1]	509	23	532
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	119	1	120
Admitted deferred tax assets	$628	$24	$652
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $1.2 billion and $927 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.1 billion and $6.2 billion as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,296% and 1,081% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	12.14%	0.00%	12.14%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2019 and 2018.

There are no temporary differences for which deferred tax liabilities are not recognized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$107	$1
Investments	88	35	53
Deferred acquisition costs	201	136	65
Policyholders' dividends accumulation	5	6	(1)
Compensation and benefits accrual	10	11	(1)
Tax credit carry-forward	303	391	(88)
Other	15	15	-
Subtotal	$730	$701	$29
Nonadmitted	(13)	(73)	60
Admitted ordinary deferred tax assets	$717	$628	$89
Capital:
Investments	44	57	(13)
Subtotal	$44	$57	$(13)
Nonadmitted	(24)	(33)	9
Admitted capital deferred tax assets	$20	$24	$(4)
Admitted deferred tax assets	$737	$652	$85

Deferred tax liabilities
Ordinary:
Investments	$(26)	$(35)	$9
Deferred and uncollected premium	(6)	(7)	1
Future policy benefits and claims	(58)	(73)	15
Deferred acquisition costs	(43)	-	(43)
Other	(1)	(4)	3
Subtotal	$(134)	$(119)	$(15)
Capital:
Investments	(2)	(1)	(1)
Subtotal	$(2)	$(1)	$(1)
Deferred tax liabilities	$(136)	$(120)	$(16)
Net deferred tax assets	$601	$532	$69

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Current income tax (benefit) expense	$(66)	$73	$(429)
Change in deferred income tax (without tax on unrealized gains and losses)	29	(72)	446
Total income tax (benefit) expense reported	$(37)	$1	$17

Income before income and capital gains taxes	$563	$783	$610
Federal statutory tax rate	21%	21%	35%
Expected income tax expense at statutory tax rate	$118	$164	$214
Decrease in actual tax reported resulting from:
Dividends received deduction	(101)	(99)	(267)
Change in tax reserves	-	16	(14)
Tax credits	(53)	(51)	(81)
Tax (benefit) expense related to the Act[1]	-	(26)	163
Other	(1)	(3)	2
Total income tax (benefit) expense reported	$(37)	$1	$17
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $6 million and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. The Company had $159 million and $284 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in millions)	Amount	Origination	Expiration
Business credits	$7	2010	2030
Business credits	$11	2011	2031
Business credits	$9	2012	2032
Business credits	$9	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Property and Casualty Ins. Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NWD Investment Management, Inc.
Harleysville Insurance Company of New York	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Lake States Insurance Company	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Jefferson National Financial Corporation	Scottsdale Insurance Company
Jefferson National Securities Corporation	Scottsdale Surplus Lines Insurance Company
JNF Advisors, Inc.	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Auto Insurance of New Mexico, Inc.
National Casualty Company	Titan Indemnity Company
Nationwide Advantage Mortgage Company	Titan Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	V.P.I. Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria National Insurance Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2019	2018
$750 million commercial paper program (1.75%)	$200	$362
Accrued interest payable	3	3
Total short-term debt	$203	$365

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2018, the Company had access to borrow up to $250 million from the FHLB to provide financing for operations that expired on March 22, 2019. In March 2019, the Company renewed the agreement with the FHLB until March 22, 2020 and increased the borrowing limit from $250 million to $300 million. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.0 billion and $5.8 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2019 and 2018, respectively.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2019 and 2018.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2019 and 2018.

The amount of interest paid on short-term debt was immaterial in 2019, 2018 and 2017.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million and $25 million in membership stock and as part of the agreement, purchased and held an additional $53 million in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $1.8 billion and $2.5 billion as of December 31, 2019 and 2018, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.2 billion (1.4% of total admitted assets) as of December 31, 2019 and $3.1 billion (2.2% of total admitted assets) as of December 31, 2018, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/20/2059
Total		$1,100	$1,100	$54	$934	$-

December 31, 2018
12/19/2001	7.50%	$300	$300	$23	$383	$-	12/31/2031
6/27/2002	8.15%	300	300	24	399	-	6/27/2032
12/23/2003	6.75%	100	100	7	98	-	12/23/2033
Total		$700	$700	$54	$880	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11) Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2019, 2018 and 2017 included premiums of $529 million, $506 million and $483 million, respectively, benefits and claims, net of third party reinsurance recoveries of $17 million, $14 million, and $8 million respectively, net investment earnings on funds withheld assets of $33 million, $20 million and $19 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2019 and 2018, the carrying value of the funds withheld assets was $795 million and $870 million, respectively, which consists of bonds and short-term investments that had a carrying value of $722 million and $785 million, respectively, and mortgage loans that had a carrying value of $73 million and $85 million, respectively. As of December 31, 2019 and 2018, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $275 million and $638 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $248 million as of December 31, 2019, and amounts receivable from Eagle were $241 million as of December 31, 2018.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $279 million, $257 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively, while benefits, claims and expenses ceded were $273 million, $237 million and $108 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include premiums of $14 million, $14 million and $24 million, respectively, net investment income of $49 million, $58 million and $84 million, respectively, and benefits, change in reserves and other expenses of $251 million, $358 million and $566 million, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246) million, $(352) million and $(553) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.2 billion and $1.4 billion as of December 31, 2019 and 2018, respectively, and amounts payable related to this agreement were $0.4 million and $5 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $39 million and $40 million as of December 31, 2019 and 2018, respectively. Total premiums assumed under this treaty were $11 million, $8 million and $9 million during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $157 million as of December 31, 2019 and 2018.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $438 million and $470 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Transamerica Financial Life Insurance Company (“TFLIC”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 totaled $90 million and $89 million for each year, from SBL, $54 million and $63 million, respectively, from TFLIC and $41 million and $44 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

(12) Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $220 million, $235 million and $224 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.5 billion, $3.4 billion and $3.4 billion as of December 31, 2019, 2018 and 2017, respectively. Total revenues from these contracts were $120 million, $119 million and $125 million for the years ended December 31, 2019, 2018 and 2017, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $112 million, $107 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC of $11 million, $10 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2019, 2018 and 2017.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $66.8 billion, $60.7 billion and $65.8 billion, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $227 million, $227 million and $219 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $616 million, $754 million and $30 million as of December 31, 2019, 2018 and 2017, respectively.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2019, 2018 and 2017 was $71 million, $72 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2038. As of December 31, 2019 and 2018, the Company had mortgage loans outstanding of $348 million and $321 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018, the most the Company had outstanding at any given time was $65 million, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

During 2019, 2018 and 2017, the Company received capital contributions of $600 million, $435 million and $0, respectively, from NFS.

During 2019, 2018 and 2017, the Company paid capital contributions of $400 million, $565 million and $400 million, respectively, to NLAIC.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million. On December 31, 2018, the Company made a capital contribution of $180 million to Eagle.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

During 2019 and 2018, Eagle made distributions to the Company based on their earned surplus position. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million. On November 9, 2018, the Company received a dividend distribution of $103 million from Eagle that was declared on September 26, 2018. On August 10, 2018, the Company received a dividend distribution of $102 million from Eagle that was declared on June 27, 2018. On May 10, 2018, the Company received a dividend distribution of $45 million from Eagle that was declared on March 28, 2018.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (“NTC”), formerly known as Nationwide Bank, an affiliate of the Company, were transferred to the Company along with $772 million of cash, $155 million of commercial mortgage loans and $109 million of bonds. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB. Additionally, the Company acquired $6 million of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $69 million and $66 million as of December 31, 2019 and 2018, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC's single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $9 million and $10 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2019, 2018 and 2017, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2019, was $8.8 billion and statutory net income for 2019 was $629 million. As of January 1, 2020, the Company has the ability to pay dividends to NFS totaling $882 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I      Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. Government corporations	$2	$2	$2
	U.S government and agencies	117	143	117
	Obligations of states and political subdivisions	3,266	3,699	3,266
	Foreign governments	65	73	65
	Public utilities	3,563	3,805	3,549
	All other corporate, mortgage-backed and asset-backed securities	28,176	30,015	28,125
	Total fixed maturity securities	$35,189	$37,737	$35,124
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	62	61	61
	Industrial, miscellaneous and all other	115	120	120
	Nonredeemable preferred stocks	55	59	55
	Total equity securities[1]	$232	$240	$236
	Mortgage loans[2]	7,689		7,655
	Short-term investments	556		556
	Policy loans	903		903
	Other long-term investments[3]	1,039		1,039
	Total invested assets	$45,608		$45,513
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $145 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Workplace Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229
Total		$39,139			$10,168
2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Workplace Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456
Total		$38,337			$9,829
2017
Life Insurance		$5,096			$413
Annuities		8,147			4,424
Workplace Solutions		18,771			3,986
Corporate Solutions and Other		5,043			1,580
Total		$37,057			$10,403

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income [3]	Benefits, claims, losses and settlement expenses [4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[3]	Premiums written
2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Workplace Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105
Total	$1,974	$16,957		$417
2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Workplace Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64
Total	$1,927	$15,367		$398
2017
Life Insurance	$279	$779		$151
Annuities	324	7,452		54
Workplace Solutions	807	5,662		151
Corporate Solutions and Other	548	915		110
Total	$1,958	$14,808		$466
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV      Reinsurance

As of December 31, 2019, 2018 and 2017 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864

2017
Life insurance in force	$144,675	$(32,608)	$831	$112,898
Premiums:
Life Insurance[1]	$2,109	$(125)	$9	$1,993
Accident and health insurance	238	(238)	-	-
Total	$2,347	$(363)	$9	$1,993
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V      Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25

2017
Valuation allowances - mortgage loans	$26	$1	$(4)	$23
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Board of Directors Resolutions –
1)	Resolution adopted by the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, and Provident Mutual Variable Zero Coupon Bond Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
2)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Aggressive Growth Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
3)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable International Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
4)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
5)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
6)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Reorganization of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account, Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.
https://www.sec.gov/Archives/edgar/data/740269/000089322000000512/0000893220-00-000512.txt
7)	Resolution of the Board of Directors of Provident Mutual Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments. Incorporated herein by reference to the Initial Filing of the Registration Statement, filed on April 5, 2001, File No. 333-58308.
https://www.sec.gov/Archives/edgar/data/904817/000089322001000431/w46704ex99-b_1e.txt
8)	Resolution of the Board of Directors of Nationwide Life Insurance Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account 1. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
https://www.sec.gov/Archives/edgar/data/740269/000089322002001491/w63417a1exv1wk.txt
b)	Custodian Agreements – Not applicable.
c)	Underwriting Contracts –

1)	Underwriting Agreement among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, Nationwide Investment Services Corporation, and Nationwide Provident Variable Separate Accounts. Incorporated herein by reference to Post-Effective Amendment No. 32, filed on April 29, 2009, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/000119090309000339/underwritingcontract.htm
2)	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
3)	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
4)	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
5)	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
6)	Distribution Agreement by and among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, and 1717 Capital Management Company. Filed previously with initial registration statement 333-164118 on January 4, 2010 as document "exhibitc6,htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/740269/000119090309001822/exhibitc6.htm
7)	Assignment and Assumption of Distributor's Interest Under Distribution Agreement by and between Nationwide Securities, LLC and Nationwide Investment Services Corporation. Filed previously with initial registration statement 333-164118 on January 4, 2010 as document "exhibitc7.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/740269/000119090309001822/exhibitc7.htm
d)	Contracts –
1)	Modified Premium Variable Life Insurance Policy Forms (C111, C111A, C112 & C112A). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
2)	Disability Waiver of Premium Rider – at issue (C545). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
3)	Disability Waiver of Premium Rider – after issue (C550). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
4)	Guaranteed Purchase Option Rider (C645). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
5)	Variable Loan Interest Rate Rider (C744VL). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
6)	Qualify as part of Section 403(b) Rider (C827). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
7)	Accelerated Death Benefit Rider (C/D904). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
8)	Change from Fixed to Variable Loan Interest Rate Rider (14918VL). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
9)	Increasing Death Benefit Rider (C310). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
10)	Form of Illustrations of Death Benefits, Cash Surrender Values and Accumulated Premiums. Opinion and Consent of James Bernstein, Esquire. Incorporated herein by reference to Post-Effective Amendment No. 21, filed on April 23, 2001, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/000089322001500068/w45785ex99-a_1a5i.txt
e)	Applications –
1)	Form of Application. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
2)	Supplemental Application for Modified Premium. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
3)	Initial Allocation Selection. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
https://www.sec.gov/Archives/edgar/data/740269/0000893220-98-000852.txt
f)	Depositor's Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Previously filed with initial registration statement 333-164118 on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/740269/000119090309001822/exhibitf1.htm
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Previously filed with initial registration statement 333-164118 on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/740269/000119090309001822/exhibitf2.htm
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Previously filed with initial registration statement 333-164118 on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/740269/000119090309001822/exhibitf3.htm
g)	Reinsurance Contracts –
1)	Single Life Permanent Pool (ERC). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
https://www.sec.gov/Archives/edgar/data/740269/000089322002001491/w63417a1exv7wa.txt
2)	Single Life Permanent Pool (RGA). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
https://www.sec.gov/Archives/edgar/data/740269/000089322002001491/w63417a1exv7wb.txt

3)	Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Provident Mutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
https://www.sec.gov/Archives/edgar/data/740269/000089322002001491/w63417a1exv7wc.txt
4)	Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Provident Mutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
https://www.sec.gov/Archives/edgar/data/740269/000089322002001491/w63417a1exv7wd.txt
5)	Automatic Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and Phoenix Home Life Mutual Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
https://www.sec.gov/Archives/edgar/data/740269/000089322002001491/w63417a1exv7we.txt
6)	Amendment Number 3 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
https://www.sec.gov/Archives/edgar/data/740269/000089322002001491/w63417a1exv7wf.txt
7)	Amendment Number 4 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
https://www.sec.gov/Archives/edgar/data/740269/000089322002001491/w63417a1exv7wg.txt
8)	Automatic Yearly Renewable Term Reinsurance Agreement No. P226-105 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
https://www.sec.gov/Archives/edgar/data/740269/000089322002001491/w63417a1exv7wh.txt
9)	Automatic Yearly Renewable Term Reinsurance Agreement No. P226-106 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
https://www.sec.gov/Archives/edgar/data/740269/000089322002001491/w63417a1exv7wi.txt
10)	YRT Agreement No. 5918-14 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
https://www.sec.gov/Archives/edgar/data/740269/000089322002001491/w63417a1exv7wj.txt
11)	YRT Agreement No. 5918-15 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
https://www.sec.gov/Archives/edgar/data/740269/000089322002001491/w63417a1exv7wk.txt
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated. dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm

https://www.sec.gov/Archives/edgar/data/740269/000119090311000372/algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm
6)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm
7)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedfpa99h4.htm
8)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
9)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm
11)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
12)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9b.htm

13)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company, as amended, dated February 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfsfpa99h11.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/mfsfpa99h11.htm
14)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
15)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
16)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
17)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm
18)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
19)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/troweasa99i13.htm
20)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univfpa99h16.htm
21)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
22)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/vanguardfpa.htm
23)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm

https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
24)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargofpa.htm
i)	Administrative Contracts – Not applicable.
j)	Other Material Contracts – Not applicable.
k)	Legal Opinion – Filed previously with initial registration statement 333-164118 on January 4, 2010 as document "exhibitk.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/740269/000119090309001822/exhibitk.htm
l)	Actuarial Opinion – Not applicable.
m)	Calculations – Not applicable.
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Omitted Financial Statements – Not applicable.
p)	Initial Capital Agreements – Not applicable.
q)	Redeemability Exemption – Filed previously with registration statement 333-164118 on April 28, 2010, as document "Item 26q.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/740269/000119090310000568/item26q.htm
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler

Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15

Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2020.
Nationwide Provident VLI Separate Account 1
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact